UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-09253

Wells Fargo Funds Trust

(Exact name of registrant as specified in charter)

525 Market Street, 12th Floor, San Francisco, CA 94105

(Address of principal executive offices) (Zip code)

C. David Messman

Wells Fargo Funds Management, LLC

525 Market Street, 12th Floor, San Francisco, CA 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-222-8222

Registrant is making a filing for 19 of its series:

The following 11 series of Wells Fargo Funds Trust have a September 30 fiscal year end:

Wells Fargo Diversified Capital Builder Fund, Wells Fargo Diversified Income Builder Fund, Wells Fargo Index Asset Allocation Fund, Wells Fargo International Bond Fund, Wells Fargo Strategic Income Fund, Wells Fargo C&B Mid Cap Value Fund, Wells Fargo Common Stock Fund, Wells Fargo Discovery Fund, Wells Fargo Enterprise Fund, Wells Fargo Opportunity Fund, and Wells Fargo Special Mid Cap Value Fund.

The following 8 series of Wells Fargo Funds Trust have a March 31 fiscal year end:

Wells Fargo Intrinsic Small Cap Value Fund, Wells Fargo Small Cap Opportunities Fund, Wells Fargo Small Cap Value Fund, Wells Fargo Special Small Cap Value Fund, Wells Fargo Traditional Small Cap Growth Fund, Wells Fargo Precious Metals Fund, Wells Fargo Specialized Technology Fund, and Wells Fargo Utility and Telecommunications Fund.

Date of reporting period: December 31, 2016

ITEM 1. INVESTMENTS

Wells Fargo Diversified Capital Builder Fund	Portfolio of investments — December 31, 2016 (unaudited)

Security name	Shares	Value
Common Stocks : 77.09%
Consumer Discretionary : 5.16%
Auto Components : 1.19%
Gentex Corporation	450,000	$8,860,500

Household Durables : 3.97%
Harman International Industries Incorporated	80,000	8,892,800
Leggett & Platt Incorporated	165,000	8,065,200
Newell Rubbermaid Incorporated	280,000	12,502,000
		29,460,000

Consumer Staples : 6.13%
Food Products : 4.58%
ConAgra Foods Incorporated	400,000	15,820,000
Lamb Weston Holdings Incorporated	480,001	18,168,038
		33,988,038

Personal Products : 1.55%
The Estee Lauder Companies Incorporated Class A	150,000	11,473,500

Energy : 16.99%
Oil, Gas & Consumable Fuels : 16.99%
Cabot Oil & Gas Corporation	50,000	1,168,000
EOG Resources Incorporated	30,000	3,033,000
EQT Corporation	90,000	5,886,000
Kinder Morgan Incorporated	1,625,000	33,653,750
Plains All American Pipeline LP	1,060,000	34,227,400
Tesoro Logistics LP	450,000	22,864,500
The Williams Companies Incorporated	810,000	25,223,400
		126,056,050

Health Care : 4.34%
Biotechnology : 0.24%
Shire plc ADR	10,374	1,767,522

Health Care Equipment & Supplies : 1.68%
Becton Dickinson & Company	10,000	1,655,500
C.R. Bard Incorporated	5,000	1,123,300
Teleflex Incorporated	55,000	8,863,250
West Pharmaceutical Services Incorporated	10,000	848,300
		12,490,350

Life Sciences Tools & Services : 0.37%
Thermo Fisher Scientific Incorporated	10,000	1,411,000
Waters Corporation †	10,000	1,343,900
		2,754,900

Pharmaceuticals : 2.05%
Eli Lilly & Company	200,000	14,710,000
Mallinckrodt plc †	10,000	498,200
		15,208,200

1

Portfolio of investments — December 31, 2016 (unaudited)	Wells Fargo Diversified Capital Builder Fund

Security name	Shares	Value
Industrials : 9.56%
Aerospace & Defense : 5.33%
Huntington Ingalls Industries Incorporated	85,000	$15,656,150
Lockheed Martin Corporation	13,792	3,447,172
Raytheon Company	100,000	14,200,000
TransDigm Group Incorporated	25,000	6,224,000
		39,527,322

Building Products : 0.22%
Apogee Enterprises Incorporated	30,000	1,606,800

Electrical Equipment : 0.30%
AMETEK Incorporated	45,000	2,187,000

Machinery : 3.37%
IDEX Corporation	80,000	7,204,800
John Bean Technologies Corporation	155,000	13,322,250
The Middleby Corporation †	35,000	4,508,350
		25,035,400

Trading Companies & Distributors : 0.34%
HD Supply Holdings Incorporated †	60,000	2,550,600

Information Technology : 19.52%
Communications Equipment : 0.35%
CommScope Holdings Incorporated †	70,000	2,604,000

Electronic Equipment, Instruments & Components : 2.51%
Amphenol Corporation Class A	260,000	17,472,000
Belden Incorporated	15,000	1,121,550
		18,593,550

Internet Software & Services : 1.03%
Akamai Technologies Incorporated †	115,000	7,668,200

IT Services : 3.16%
Leidos Holdings Incorporated	295,000	15,086,300
NeuStar Incorporated Class A «†	250,000	8,350,000
		23,436,300

Semiconductors & Semiconductor Equipment : 9.72%
Broadcom Limited	130,000	22,980,100
Intel Corporation	100,000	3,627,000
Microsemi Corporation †	355,000	19,159,350
QUALCOMM Incorporated	85,000	5,542,000
Xilinx Incorporated	345,000	20,827,650
		72,136,100

Software : 1.73%
Adobe Systems Incorporated †	125,000	12,868,750

Technology Hardware, Storage & Peripherals : 1.02%
Diebold Incorporated	30,000	754,500
Western Digital Corporation	100,000	6,795,000
		7,549,500

2

Wells Fargo Diversified Capital Builder Fund	Portfolio of investments — December 31, 2016 (unaudited)

Security name			Shares	Value
Materials : 6.29%
Chemicals : 3.23%
Celanese Corporation Series A			280,000	$22,047,200
Olin Corporation			75,000	1,920,750
				23,967,950

Containers & Packaging : 3.06%
Sealed Air Corporation			500,000	22,670,000

Real Estate : 7.10%
Equity REITs : 7.10%
Crown Castle International Corporation			300,000	26,031,000
Equinix Incorporated			55,000	19,657,550
Saul Centers Incorporated			105,000	6,994,050
				52,682,600

Utilities : 2.00%
Gas Utilities : 2.00%
Atmos Energy Corporation			200,000	14,830,000

Total Common Stocks (Cost $498,740,040)				571,973,132

	Interest rate	Maturity date	Principal
Corporate Bonds and Notes : 19.04%
Consumer Discretionary : 1.12%
Auto Components : 0.07%
Dana Holding Corporation	5.50%	12-15-2024	$500,000	510,000

Hotels, Restaurants & Leisure : 0.27%
Speedway Motorsports Incorporated	5.13	2-1-2023	2,000,000	1,995,000

Media : 0.41%
McGraw-Hill Global Education Holdings LLC 144A«	7.88	5-15-2024	3,000,000	3,022,500

Specialty Retail : 0.37%
Group 1 Automotive Incorporated	5.00	6-1-2022	500,000	493,750
Penske Auto Group Incorporated	5.75	10-1-2022	2,200,000	2,266,000
				2,759,750

Energy : 2.48%
Oil, Gas & Consumable Fuels : 2.48%
Plains All American Pipeline LP	4.65	10-15-2025	6,000,000	6,190,860
Tennessee Gas Pipeline Company	7.00	3-15-2027	10,534,000	12,243,552
				18,434,412

Health Care : 1.74%
Biotechnology : 0.24%
AMAG Pharmaceuticals Incorporated 144A	7.88	9-1-2023	1,800,000	1,800,000

Health Care Equipment & Supplies : 0.33%
Teleflex Incorporated	4.88	6-1-2026	2,500,000	2,475,000

3

Portfolio of investments — December 31, 2016 (unaudited)	Wells Fargo Diversified Capital Builder Fund

Security name	Interest rate	Maturity date	Principal	Value
Health Care Providers & Services : 0.95%
AMN Healthcare Incorporated 144A	5.13%	10-1-2024	$3,000,000	$2,992,500
DaVita HealthCare Partners Incorporated	5.13	7-15-2024	1,000,000	997,500
HCA Incorporated	5.25	6-15-2026	2,000,000	2,067,500
HealthSouth Corporation	5.13	3-15-2023	1,000,000	990,000
				7,047,500

Life Sciences Tools & Services : 0.22%
Quintiles Transnational Corporation 144A	4.88	5-15-2023	1,600,000	1,624,000

Industrials : 3.12%
Aerospace & Defense : 1.67%
Huntington Ingalls Industries Incorporated 144A	5.00	11-15-2025	6,926,000	7,194,383
Moog Incorporated 144A	5.25	12-1-2022	1,500,000	1,530,000
TransDigm Group Incorporated 144A	6.38	6-15-2026	2,000,000	2,054,000
TransDigm Group Incorporated	6.50	5-15-2025	1,500,000	1,571,250
				12,349,633

Commercial Services & Supplies : 0.20%
Acco Brands Corporation 144A	5.25	12-15-2024	1,500,000	1,510,320

Machinery : 0.41%
Oshkosh Corporation	5.38	3-1-2025	2,000,000	2,040,000
SPX FLOW Incorporated 144A	5.88	8-15-2026	1,000,000	1,000,000
				3,040,000

Trading Companies & Distributors : 0.84%
HD Supply Incorporated 144A	5.75	4-15-2024	4,015,000	4,238,635
Wesco Distribution Incorporated 144A	5.38	6-15-2024	2,000,000	2,005,000
				6,243,635

Information Technology : 3.73%
Communications Equipment : 0.84%
CommScope Incorporated 144A	5.50	6-15-2024	6,000,000	6,210,000

Electronic Equipment, Instruments & Components : 0.55%
Belden Incorporated 144A	5.25	7-15-2024	3,000,000	3,015,000
Belden Incorporated 144A	5.50	9-1-2022	1,000,000	1,030,000
				4,045,000

IT Services : 0.48%
NeuStar Incorporated (i)	4.50	1-15-2023	3,500,000	3,578,750

Semiconductors & Semiconductor Equipment : 0.36%
Micron Technology Incorporated 144A	5.25	8-1-2023	1,500,000	1,505,625
Microsemi Corporation 144A	9.13	4-15-2023	1,000,000	1,165,000
				2,670,625

Software : 0.28%
Nuance Communications Company 144A	6.00	7-1-2024	2,000,000	2,065,000

Technology Hardware, Storage & Peripherals : 1.22%
Diebold Incorporated	8.50	4-15-2024	8,500,000	9,073,750

4

Wells Fargo Diversified Capital Builder Fund	Portfolio of investments — December 31, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Materials : 6.38%
Chemicals : 5.95%
A. Schulman Incorporated 144A	6.88%	6-1-2023	$6,375,000	$6,661,875
Olin Corporation	5.50	8-15-2022	6,000,000	6,180,000
Rayonier Advanced Materials Products Incorporated 144A	5.50	6-1-2024	6,835,000	6,390,725
Scotts Miracle-Gro Company 144A	6.00	10-15-2023	3,600,000	3,807,000
Tronox Finance LLC	6.38	8-15-2020	22,588,000	21,119,780
				44,159,380

Containers & Packaging : 0.43%
Berry Plastics Corporation	5.13	7-15-2023	3,120,000	3,174,600

Real Estate : 0.47%
Equity REITs : 0.47%
Equinix Incorporated	5.75	1-1-2025	1,000,000	1,045,000
Iron Mountain Incorporated 144A	5.38	6-1-2026	2,000,000	1,935,000
Iron Mountain Incorporated	5.75	8-15-2024	500,000	513,750
				3,493,750

Total Corporate Bonds and Notes (Cost $138,663,462)				141,282,605

Yankee Corporate Bonds and Notes : 2.68%
Health Care : 0.36%
Pharmaceuticals : 0.36%
Mallinckrodt plc 144A	5.50	4-15-2025	3,000,000	2,685,000

Industrials : 0.28%
Electrical Equipment : 0.28%
Sensata Technologies BV 144A	4.88	10-15-2023	2,000,000	2,045,000

Information Technology : 2.04%
Technology Hardware, Storage & Peripherals : 2.04%
Seagate HDD Cayman	4.75	6-1-2023	9,500,000	9,416,875
Seagate HDD Cayman	4.88	6-1-2027	6,396,000	5,755,997
				15,172,872

Total Yankee Corporate Bonds and Notes (Cost $19,244,731)				19,902,872

	Yield		Shares
Short-Term Investments : 1.62%
Investment Companies : 1.62%
Securities Lending Cash Investment LLC (l)(r)(u)	0.83		6,107,974	6,108,585
Wells Fargo Government Money Market Fund Select Class (l)(u)	0.43		5,918,434	5,918,434
Total Short-Term Investments (Cost $12,026,757)				12,027,019

Total investments in securities (Cost $668,674,990)*	100.43%			745,185,628
Other assets and liabilities, net	(0.43)			(3,176,173)

Total net assets	100.00%			$742,009,455

5

Portfolio of investments — December 31, 2016 (unaudited)	Wells Fargo Diversified Capital Builder Fund

†	Non-income-earning security
«	All or a portion of this security is on loan.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
(i)	Illiquid security
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.
*	Cost for federal income tax purposes is $668,014,213 and unrealized gains (losses) consists of:

Gross unrealized gains	$85,401,899
Gross unrealized losses	(8,230,484)

Net unrealized gains	$77,171,415

Abbreviations:
ADR	American depositary receipt
LLC	Limited liability company
LP	Limited partnership
plc	Public limited company
REIT	Real estate investment trust

6

Wells Fargo Diversified Capital Builder Fund (the “Fund”)

Notes to Portfolio of investments – December 31, 2016 (unaudited)

Securities

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment vehicles that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of December 31, 2016:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Consumer discretionary	$38,320,500	$0	$0	$38,320,500
Consumer staples	45,461,538	0	0	45,461,538
Energy	126,056,050	0	0	126,056,050
Health care	32,220,972	0	0	32,220,972
Industrials	70,907,122	0	0	70,907,122
Information technology	144,856,400	0	0	144,856,400
Materials	46,637,950	0	0	46,637,950
Real estate	52,682,600	0	0	52,682,600
Utilities	14,830,000	0	0	14,830,000
Corporate bonds and notes	0	141,282,605	0	141,282,605
Yankee corporate bonds and notes	0	19,902,872	0	19,902,872
Short-term investments
Investment companies	5,918,434	0	0	5,918,434
Investments measured at net asset value*				6,108,585

Total assets	$577,891,566	$161,185,477	$0	$745,185,628

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The Fund’s investment in Securities Lending Cash Investments, LLC valued at $6,108,585 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At December 31, 2016, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Diversified Income Builder Fund	Portfolio of investments — December 31, 2016 (unaudited)

Security name	Shares	Value
Common Stocks : 28.34%
Consumer Discretionary : 1.65%
Auto Components : 0.37%
Gentex Corporation	100,000	$1,969,000

Household Durables : 1.28%
Harman International Industries Incorporated	20,000	2,223,200
Leggett & Platt Incorporated	65,000	3,177,200
Newell Rubbermaid Incorporated	30,000	1,339,500
		6,739,900

Consumer Staples : 2.23%
Food Products : 1.65%
ConAgra Foods Incorporated	120,000	4,746,000
Lamb Weston Holdings Incorporated	105,000	3,974,250
		8,720,250

Personal Products : 0.58%
The Estee Lauder Companies Incorporated Class A	40,000	3,059,600

Energy : 6.12%
Oil, Gas & Consumable Fuels : 6.12%
EOG Resources Incorporated	5,000	505,500
EQT Corporation	25,000	1,635,000
Kinder Morgan Incorporated	460,000	9,526,600
Plains All American Pipeline LP	310,000	10,009,900
Tesoro Logistics LP	110,000	5,589,100
The Williams Companies Incorporated	160,000	4,982,400
		32,248,500

Health Care : 1.43%
Biotechnology : 0.05%
Shire plc ADR	1,482	252,503

Health Care Equipment & Supplies : 0.69%
Teleflex Incorporated	20,000	3,223,000
West Pharmaceutical Services Incorporated	5,000	424,150
		3,647,150

Life Sciences Tools & Services : 0.13%
Thermo Fisher Scientific Incorporated	5,000	705,500

Pharmaceuticals : 0.56%
Eli Lilly & Company	40,000	2,942,000

Industrials : 2.89%
Aerospace & Defense : 2.13%
Huntington Ingalls Industries Incorporated	28,000	5,157,320
Raytheon Company	25,000	3,550,000
TransDigm Group Incorporated	10,000	2,489,600
		11,196,920

Machinery : 0.52%
John Bean Technologies Corporation	20,000	1,719,000

1

Portfolio of investments — December 31, 2016 (unaudited)	Wells Fargo Diversified Income Builder Fund

Security name			Shares	Value
Machinery (continued)
The Middleby Corporation †			8,000	$1,030,480
				2,749,480

Trading Companies & Distributors : 0.24%
HD Supply Holdings Incorporated †			30,000	1,275,300

Information Technology : 6.65%
Electronic Equipment, Instruments & Components : 0.32%
Amphenol Corporation Class A			25,000	1,680,000

Internet Software & Services : 0.13%
Akamai Technologies Incorporated †			10,000	666,800

IT Services : 1.01%
Leidos Holdings Incorporated			75,000	3,835,500
NeuStar Incorporated Class A †			45,000	1,503,000
				5,338,500

Semiconductors & Semiconductor Equipment : 3.99%
Broadcom Limited			40,000	7,070,800
Intel Corporation			50,000	1,813,500
Microsemi Corporation †			100,000	5,397,000
QUALCOMM Incorporated			25,000	1,630,000
Xilinx Incorporated			85,000	5,131,450
				21,042,750

Software : 0.68%
Adobe Systems Incorporated †			35,000	3,603,250

Technology Hardware, Storage & Peripherals : 0.52%
Western Digital Corporation			40,000	2,718,000

Materials : 3.47%
Chemicals : 2.09%
Celanese Corporation Series A			140,000	11,023,600

Containers & Packaging : 1.38%
Sealed Air Corporation			160,000	7,254,400

Real Estate : 2.78%
Equity REITs : 2.78%
Crown Castle International Corporation			80,000	6,941,600
Equinix Incorporated			15,000	5,361,150
Saul Centers Incorporated			35,000	2,331,350
				14,634,100

Utilities : 1.12%
Gas Utilities : 1.12%
Atmos Energy Corporation			80,000	5,932,000

Total Common Stocks (Cost $134,858,127)				149,399,503

	Interest rate	Maturity date	Principal
Corporate Bonds and Notes : 62.64%
Consumer Discretionary : 7.61%
Auto Components : 1.89%
Dana Holding Corporation	5.50%	12-15-2024	$3,925,000	4,003,500

2

Wells Fargo Diversified Income Builder Fund	Portfolio of investments — December 31, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Auto Components (continued)
Lear Corporation	4.75%	1-15-2023	$4,875,000	$4,972,500
Tenneco Incorporated	5.00	7-15-2026	1,000,000	981,250
				9,957,250

Hotels, Restaurants & Leisure : 0.89%
Speedway Motorsports Incorporated	5.13	2-1-2023	4,700,000	4,688,250

Household Durables : 0.24%
Newell Brands Incorporated	5.00	11-15-2023	1,200,000	1,286,576

Media : 1.64%
McGraw-Hill Global Education Holdings LLC 144A«	7.88	5-15-2024	8,598,000	8,662,485

Specialty Retail : 2.95%
Group 1 Automotive Incorporated	5.00	6-1-2022	4,453,000	4,397,338
Penske Auto Group Incorporated	5.75	10-1-2022	10,813,000	11,137,390
				15,534,728

Consumer Staples : 1.72%
Beverages : 0.98%
Constellation Brands Incorporated	4.75	11-15-2024	4,850,000	5,148,275

Food Products : 0.74%
Lamb Weston Holding Company 144A	4.63	11-1-2024	2,000,000	2,005,000
Post Holdings Incorporated 144A	5.00	8-15-2026	2,000,000	1,915,000
				3,920,000

Energy : 2.93%
Oil, Gas & Consumable Fuels : 2.93%
Kinder Morgan Energy Partners LP «	4.30	6-1-2025	3,500,000	3,598,977
ONEOK Incorporated	4.25	2-1-2022	3,737,000	3,755,685
ONEOK Incorporated	7.50	9-1-2023	2,000,000	2,300,000
Plains All American Pipeline LP	3.85	10-15-2023	2,345,000	2,319,789
Tennessee Gas Pipeline Company	7.00	3-15-2027	3,000,000	3,486,867
				15,461,318

Health Care : 7.36%
Biotechnology : 0.36%
AMAG Pharmaceuticals Incorporated 144A	7.88	9-1-2023	1,900,000	1,900,000

Health Care Equipment & Supplies : 1.32%
Halyard Health Incorporated	6.25	10-15-2022	1,000,000	1,030,000
Teleflex Incorporated	4.88	6-1-2026	6,000,000	5,940,000
				6,970,000

Health Care Providers & Services : 4.14%
AMN Healthcare Incorporated 144A	5.13	10-1-2024	6,200,000	6,184,500
DaVita HealthCare Partners Incorporated	5.13	7-15-2024	3,000,000	2,992,500
HCA Incorporated	5.25	6-15-2026	5,000,000	5,168,750
HCA Incorporated	5.38	2-1-2025	5,500,000	5,513,750
HealthSouth Corporation	5.13	3-15-2023	2,000,000	1,980,000
				21,839,500

Health Care Technology : 0.19%
Quintiles IMS Holdings Incorporated 144A	5.00	10-15-2026	1,000,000	1,002,500

3

Portfolio of investments — December 31, 2016 (unaudited)	Wells Fargo Diversified Income Builder Fund

Security name	Interest rate	Maturity date	Principal	Value
Life Sciences Tools & Services : 1.35%
Quintiles Transnational Corporation 144A	4.88%	5-15-2023	$7,000,000	$7,105,000

Industrials : 14.08%
Aerospace & Defense : 7.81%
Huntington Ingalls Industries Incorporated 144A	5.00	11-15-2025	8,000,000	8,310,000
Moog Incorporated 144A	5.25	12-1-2022	5,500,000	5,610,000
Orbital ATK Incorporated	5.50	10-1-2023	10,640,000	10,959,200
TransDigm Group Incorporated 144A	6.38	6-15-2026	11,800,000	12,118,600
TransDigm Group Incorporated	6.50	5-15-2025	4,000,000	4,190,000
				41,187,800

Commercial Services & Supplies : 0.96%
Acco Brands Corporation 144A	5.25	12-15-2024	5,000,000	5,034,400

Machinery : 2.28%
Actuant Corporation	5.63	6-15-2022	1,165,000	1,194,125
Oshkosh Corporation	5.38	3-1-2025	3,675,000	3,748,500
SPX FLOW Incorporated 144A	5.63	8-15-2024	2,750,000	2,770,625
SPX FLOW Incorporated 144A	5.88	8-15-2026	4,328,000	4,328,000
				12,041,250

Road & Rail : 0.50%
The Hertz Corporation 144A«	5.50	10-15-2024	3,000,000	2,621,250

Trading Companies & Distributors : 2.53%
HD Supply Incorporated 144A	5.75	4-15-2024	7,450,000	7,864,965
Wesco Distribution Incorporated 144A	5.38	6-15-2024	5,474,000	5,487,685
				13,352,650

Information Technology : 11.57%
Communications Equipment : 1.86%
CommScope Incorporated 144A	5.50	6-15-2024	9,479,000	9,810,765

Electronic Equipment, Instruments & Components : 2.24%
Anixter International Incorporated	5.13	10-1-2021	4,000,000	4,160,000
Belden Incorporated 144A	5.25	7-15-2024	3,485,000	3,502,425
Belden Incorporated 144A	5.50	9-1-2022	4,000,000	4,120,000
				11,782,425

IT Services : 1.46%
NeuStar Incorporated (i)	4.50	1-15-2023	7,500,000	7,668,750

Semiconductors & Semiconductor Equipment : 3.49%
Micron Technology Incorporated 144A	5.25	8-1-2023	3,700,000	3,713,875
Micron Technology Incorporated 144A	5.25	1-15-2024	3,000,000	3,000,000
Micron Technology Incorporated	5.50	2-1-2025	6,750,000	6,716,250
Micron Technology Incorporated 144A	7.50	9-15-2023	1,000,000	1,107,500
Microsemi Corporation 144A	9.13	4-15-2023	3,328,000	3,877,120
				18,414,745

Software : 0.39%
Nuance Communications Company 144A	6.00	7-1-2024	2,000,000	2,065,000

Technology Hardware, Storage & Peripherals : 2.13%
Diebold Incorporated	8.50	4-15-2024	9,500,000	10,141,250
Western Digital Corporation 144A	7.38	4-1-2023	1,000,000	1,100,000
				11,241,250

4

Wells Fargo Diversified Income Builder Fund	Portfolio of investments — December 31, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Materials : 12.51%
Chemicals : 6.79%
A. Schulman Incorporated 144A	6.88%	6-1-2023	$7,500,000	$7,837,500
Olin Corporation	5.50	8-15-2022	8,500,000	8,755,000
Rayonier Advanced Materials Products Incorporated 144A	5.50	6-1-2024	8,945,000	8,363,575
Scotts Miracle-Gro Company 144A	5.25	12-15-2026	4,000,000	4,000,000
Scotts Miracle-Gro Company 144A	6.00	10-15-2023	6,000,000	6,345,000
Valvoline Incorporated 144A	5.50	7-15-2024	500,000	517,500
				35,818,575

Containers & Packaging : 2.93%
Ball Corporation	5.00	3-15-2022	2,500,000	2,618,750
Berry Plastics Corporation	5.13	7-15-2023	2,500,000	2,543,750
Berry Plastics Corporation	6.00	10-15-2022	4,100,000	4,335,750
Greif Incorporated	7.75	8-1-2019	545,000	604,950
Sealed Air Corporation 144A	5.25	4-1-2023	4,650,000	4,824,375
Sealed Air Corporation 144A	5.50	9-15-2025	500,000	516,250
				15,443,825

Metals & Mining : 2.79%
Commercial Metals Company	4.88	5-15-2023	2,150,000	2,160,750
Tronox Finance LLC	6.38	8-15-2020	13,400,000	12,529,000
				14,689,750

Real Estate : 2.26%
Equity REITs : 2.26%
Equinix Incorporated	5.75	1-1-2025	1,500,000	1,567,500
Iron Mountain Incorporated 144A	5.38	6-1-2026	5,000,000	4,837,500
Iron Mountain Incorporated	5.75	8-15-2024	3,927,000	4,034,993
Sabra Health Care REIT Incorporated	5.38	6-1-2023	1,500,000	1,496,250
				11,936,243

Telecommunication Services : 0.19%
Diversified Telecommunication Services : 0.19%
Level 3 Financing Incorporated 144A	5.25	3-15-2026	1,000,000	990,000

Utilities : 2.41%
Gas Utilities : 2.41%
National Fuel Gas Company	4.90	12-1-2021	12,000,000	12,687,984

Total Corporate Bonds and Notes (Cost $325,969,531)				330,262,544

Yankee Corporate Bonds and Notes : 6.94%
Health Care : 1.93%
Pharmaceuticals : 1.93%
Mallinckrodt plc 144A	5.50	4-15-2025	5,655,000	5,061,225
Mallinckrodt plc 144A	5.63	10-15-2023	5,500,000	5,128,750
				10,189,975

Industrials : 2.04%
Electrical Equipment : 2.04%
Sensata Technologies BV 144A	4.88	10-15-2023	6,700,000	6,850,750
Sensata Technologies BV 144A	5.63	11-1-2024	3,750,000	3,909,375
				10,760,125

5

Portfolio of investments — December 31, 2016 (unaudited)	Wells Fargo Diversified Income Builder Fund

Security name		Interest rate	Maturity date	Principal	Value
Information Technology : 2.97%
Technology Hardware, Storage & Peripherals : 2.97%
Seagate HDD Cayman		4.75%	6-1-2023	$8,500,000	$8,425,624
Seagate HDD Cayman		4.88	6-1-2027	8,000,000	7,199,496
					15,625,120

Total Yankee Corporate Bonds and Notes (Cost $36,678,984)					36,575,220

		Yield		Shares
Short-Term Investments : 4.52%
Investment Companies : 4.52%
Securities Lending Cash Investment LLC (l)(r)(u)		0.83		13,270,195	13,271,522
Wells Fargo Government Money Market Fund Select Class (l)(u)		0.43		10,569,383	10,569,383
Total Short-Term Investments (Cost $23,840,296)					23,840,905

Total investments in securities (Cost $521,346,938)*	102.44%				540,078,172
Other assets and liabilities, net	(2.44)				(12,848,106)

Total net assets	100.00%				$527,230,066

†	Non-income-earning security
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
«	All or a portion of this security is on loan.
(i)	Illiquid security
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.
*	Cost for federal income tax purposes is $521,346,938 and unrealized gains (losses) consists of:

Gross unrealized gains	$24,771,872
Gross unrealized losses	(6,040,638)

Net unrealized gains	$18,731,234

Abbreviations:
ADR	American depositary receipt
LLC	Limited liability company
LP	Limited partnership
plc	Public limited company
REIT	Real estate investment trust

6

Wells Fargo Diversified Income Builder Fund (the “Fund”)

Notes to Portfolio of investments – December 31, 2016 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment vehicles that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of December 31, 2016:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Consumer discretionary	$8,708,900	$0	$0	$8,708,900
Consumer staples	11,779,850	0	0	11,779,850
Energy	32,248,500	0	0	32,248,500
Health care	7,547,153	0	0	7,547,153
Industrials	15,221,700	0	0	15,221,700
Information technology	35,049,300	0	0	35,049,300
Materials	18,278,000	0	0	18,278,000
Real estate	14,634,100	0	0	14,634,100
Utilities	5,932,000	0	0	5,932,000
Corporate bonds and notes	0	330,262,544	0	330,262,544
Yankee corporate bonds and notes	0	36,575,220	0	36,575,220
Short-term investments
Investment companies	10,569,383	0	0	10,569,383
Investments measured at net asset value*				13,271,522

Total assets	$159,968,886	$366,837,764	$0	$540,078,172

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The Fund’s investment in Securities Lending Cash Investments, LLC valued at $13,271,522 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At December 31, 2016, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Index Asset Allocation Fund	Portfolio of investments — December 31, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities : 0.01%

FNMA Series 2002-T1 Class A4	9.50%	11-25-2031	$68,048	$81,557

Total Agency Securities (Cost $69,494)				81,557

			Shares
Common Stocks : 60.05%
Consumer Discretionary : 7.23%
Auto Components : 0.11%
BorgWarner Incorporated			7,465	294,420
Delphi Automotive plc			10,099	680,168
The Goodyear Tire & Rubber Company			9,734	300,489
				1,275,077

Automobiles : 0.33%
Ford Motor Company			145,533	1,765,315
General Motors Company			51,725	1,802,099
Harley-Davidson Incorporated			6,591	384,519
				3,951,933

Distributors : 0.07%
Genuine Parts Company			5,545	529,769
LKQ Corporation †			11,467	351,464
				881,233

Diversified Consumer Services : 0.02%
H&R Block Incorporated			8,170	187,828

Hotels, Restaurants & Leisure : 0.94%
Carnival Corporation			15,636	814,010
Chipotle Mexican Grill Incorporated †			1,079	407,128
Darden Restaurants Incorporated			4,589	333,712
Marriott International Incorporated Class A			11,940	987,199
McDonald’s Corporation			30,966	3,769,182
Royal Caribbean Cruises Limited			6,240	511,930
Starbucks Corporation			54,270	3,013,070
Wyndham Worldwide Corporation			4,018	306,855
Wynn Resorts Limited			2,958	255,897
Yum! Brands Incorporated			13,001	823,353
				11,222,336

Household Durables : 0.28%
D.R. Horton Incorporated			12,654	345,834
Garmin Limited			4,285	207,780
Harman International Industries Incorporated			2,598	288,794
Leggett & Platt Incorporated			4,984	243,618
Lennar Corporation Class A			7,327	314,548
Mohawk Industries Incorporated †			2,350	469,248
Newell Rubbermaid Incorporated			17,988	803,164
PulteGroup Incorporated			11,100	204,018
Whirlpool Corporation			2,800	508,956
				3,385,960

Internet & Direct Marketing Retail : 1.37%
Amazon.com Incorporated †			14,706	11,027,588
Expedia Incorporated			4,503	510,100
Netflix Incorporated †			16,003	1,981,171
The Priceline Group Incorporated †			1,839	2,696,084

Portfolio of investments — December 31, 2016 (unaudited)	Wells Fargo Index Asset Allocation Fund

Security name	Shares	Value
Internet & Direct Marketing Retail (continued)
TripAdvisor Incorporated †	4,262	$197,629
		16,412,572

Leisure Products : 0.06%
Hasbro Incorporated	4,187	325,707
Mattel Incorporated	12,754	351,373
		677,080

Media : 1.84%
CBS Corporation Class B	14,616	929,870
Charter Communications Incorporated Class A †	8,073	2,324,378
Comcast Corporation Class A	88,874	6,136,750
Discovery Communications Incorporated Class A †	5,665	155,278
Discovery Communications Incorporated Class C †	8,225	220,266
Interpublic Group of Companies Incorporated	14,804	346,562
News Corporation Class A	14,242	163,213
News Corporation Class B	4,466	52,699
Omnicom Group Incorporated	8,796	748,628
Scripps Networks Interactive Incorporated Class A	3,551	253,435
Tegna Incorporated	7,995	171,013
The Walt Disney Company	54,596	5,689,995
Time Warner Incorporated	28,754	2,775,624
Twenty-First Century Fox Incorporated Class A	39,482	1,107,075
Twenty-First Century Fox Incorporated Class B	18,163	494,942
Viacom Incorporated Class B	12,954	454,685
		22,024,413

Multiline Retail : 0.32%
Dollar General Corporation	9,477	701,961
Dollar Tree Incorporated †	8,803	679,416
Kohl’s Corporation	6,580	324,920
Macy’s Incorporated	11,397	408,127
Nordstrom Incorporated «	4,330	207,537
Target Corporation	20,944	1,512,785
		3,834,746

Specialty Retail : 1.48%
Advance Auto Parts Incorporated	2,745	464,234
AutoNation Incorporated †	2,448	119,095
AutoZone Incorporated †	1,076	849,814
Bed Bath & Beyond Incorporated	5,670	230,429
Best Buy Company Incorporated	10,180	434,381
CarMax Incorporated «†	7,096	456,911
Foot Locker Incorporated	5,045	357,640
L Brands Incorporated	8,956	589,663
Lowe’s Companies Incorporated	32,435	2,306,777
O’Reilly Automotive Incorporated †	3,522	980,560
Ross Stores Incorporated	14,788	970,093
Signet Jewelers Limited «	2,593	244,416
Staples Incorporated	24,259	219,544
The Gap Incorporated	8,181	183,582
The Home Depot Incorporated	45,424	6,090,450
The TJX Companies Incorporated	24,308	1,826,260
Tiffany & Company «	3,990	308,946
Tractor Supply Company	4,893	370,938
ULTA Salon Cosmetics & Fragrance Incorporated †	2,186	557,299
Urban Outfitters Incorporated †	3,294	93,813
		17,654,845

Textiles, Apparel & Luxury Goods : 0.41%
Coach Incorporated	10,454	366,099
HanesBrands Incorporated	14,093	303,986

Wells Fargo Index Asset Allocation Fund	Portfolio of investments — December 31, 2016

Security name	Shares	Value
Textiles, Apparel & Luxury Goods (continued)
Michael Kors Holdings Limited †	6,124	$263,210
Nike Incorporated Class B	49,824	2,532,554
PVH Corporation	2,955	266,659
Ralph Lauren Corporation	2,099	189,582
Under Armour Incorporated Class A «	6,850	198,993
Under Armour Incorporated Class C †	6,889	173,396
VF Corporation	12,342	658,446
		4,952,925

Consumer Staples : 5.63%
Beverages : 1.24%
Brown-Forman Corporation Class B	6,801	305,501
Constellation Brands Incorporated Class A	6,626	1,015,832
Dr Pepper Snapple Group Incorporated	6,849	620,999
Molson Coors Brewing Company Class B	6,871	668,617
Monster Beverage Corporation †	15,117	670,288
PepsiCo Incorporated	53,479	5,595,508
The Coca-Cola Company	144,743	6,001,045
		14,877,790

Food & Staples Retailing : 1.25%
Costco Wholesale Corporation	16,300	2,609,793
CVS Health Corporation	39,766	3,137,935
Sysco Corporation	18,762	1,038,852
The Kroger Company	35,207	1,214,994
Wal-Mart Stores Incorporated	56,151	3,881,157
Walgreens Boots Alliance Incorporated	31,912	2,641,037
Whole Foods Market Incorporated	11,872	365,183
		14,888,951

Food Products : 0.97%
Archer Daniels Midland Company	21,455	979,421
Campbell Soup Company	7,224	436,835
ConAgra Foods Incorporated	15,508	613,341
General Mills Incorporated	22,051	1,362,090
Hormel Foods Corporation	10,063	350,293
Kellogg Company	9,420	694,348
McCormick & Company Incorporated	4,272	398,706
Mead Johnson Nutrition Company	6,887	487,324
Mondelez International Incorporated Class A	57,588	2,552,876
The Hershey Company	5,200	537,836
The J.M. Smucker Company	4,341	555,908
The Kraft Heinz Company	22,241	1,942,084
Tyson Foods Incorporated Class A	10,834	668,241
		11,579,303

Household Products : 1.09%
Church & Dwight Company Incorporated	9,643	426,124
Colgate-Palmolive Company	33,144	2,168,943
Kimberly-Clark Corporation	13,355	1,524,073
The Clorox Company	4,800	576,096
The Procter & Gamble Company	99,784	8,389,839
		13,085,075

Personal Products : 0.08%
Coty Incorporated Class A	17,532	321,011
The Estee Lauder Companies Incorporated Class A	8,288	633,949
		954,960

Portfolio of investments — December 31, 2016 (unaudited)	Wells Fargo Index Asset Allocation Fund

Security name	Shares	Value
Tobacco : 1.00%
Altria Group Incorporated	72,723	$4,917,529
Philip Morris International	57,848	5,292,514
Reynolds American Incorporated	30,836	1,728,049
		11,938,092

Energy : 4.54%
Energy Equipment & Services : 0.71%
Baker Hughes Incorporated	15,765	1,024,252
FMC Technologies Incorporated †	8,416	299,020
Halliburton Company	32,235	1,743,591
Helmerich & Payne Incorporated «	4,034	312,232
National Oilwell Varco Incorporated	14,083	527,268
Schlumberger Limited	51,880	4,355,326
Transocean Limited «†	14,516	213,966
		8,475,655

Oil, Gas & Consumable Fuels : 3.83%
Anadarko Petroleum Corporation	20,840	1,453,173
Apache Corporation	14,149	898,037
Cabot Oil & Gas Corporation	17,345	405,179
Chesapeake Energy Corporation †	27,795	195,121
Chevron Corporation	70,392	8,285,138
Cimarex Energy Company	3,541	481,222
Concho Resources Incorporated †	5,445	722,007
ConocoPhillips	46,202	2,316,568
Devon Energy Corporation	19,525	891,707
EOG Resources Incorporated	21,495	2,173,145
EQT Corporation	6,442	421,307
Exxon Mobil Corporation	154,625	13,956,453
Hess Corporation «	9,943	619,349
Kinder Morgan Incorporated	71,589	1,482,608
Marathon Oil Corporation	31,591	546,840
Marathon Petroleum Corporation	19,681	990,938
Murphy Oil Corporation	6,035	187,870
Newfield Exploration Company †	7,354	297,837
Noble Energy Incorporated	15,985	608,389
Occidental Petroleum Corporation	28,496	2,029,770
ONEOK Incorporated	7,849	450,611
Phillips 66 Company	16,508	1,426,456
Pioneer Natural Resources Company	6,328	1,139,483
Range Resources Corporation	7,003	240,623
Southwestern Energy Company †	18,300	198,006
Spectra Energy Corporation	26,159	1,074,873
Tesoro Corporation	4,358	381,107
The Williams Companies Incorporated	25,478	793,385
Valero Energy Corporation	16,879	1,153,173
		45,820,375

Financials : 8.89%
Banks : 4.04%
Bank of America Corporation	376,805	8,327,391
BB&T Corporation	30,257	1,422,684
Citigroup Incorporated	106,262	6,315,151
Citizens Financial Group Incorporated	19,087	680,070
Comerica Incorporated	6,423	437,471
Fifth Third Bancorp	28,176	759,907
Huntington Bancshares Incorporated	40,450	534,749
JPMorgan Chase & Company	133,428	11,513,502
KeyCorp	40,298	736,244
M&T Bank Corporation	5,781	904,322
People’s United Financial Incorporated	11,612	224,808
PNC Financial Services Group Incorporated	18,141	2,121,771
Regions Financial Corporation	45,901	659,138

Wells Fargo Index Asset Allocation Fund	Portfolio of investments — December 31, 2016 (unaudited)

Security name	Shares	Value
Banks (continued)
SunTrust Banks Incorporated	18,301	$1,003,810
US Bancorp	59,576	3,060,419
Wells Fargo & Company (l)	168,548	9,288,680
Zions Bancorporation	7,596	326,932
		48,317,049

Capital Markets : 1.69%
Affiliated Managers Group Incorporated †	2,043	296,848
Ameriprise Financial Incorporated	5,892	653,658
Bank of New York Mellon Corporation	39,426	1,868,004
BlackRock Incorporated	4,531	1,724,227
CME Group Incorporated	12,654	1,459,639
E*TRADE Financial Corporation †	10,207	353,673
Franklin Resources Incorporated	12,937	512,046
Intercontinental Exchange Incorporated	22,212	1,253,201
Invesco Limited	15,234	462,200
Moody’s Corporation	6,202	584,663
Morgan Stanley	53,773	2,271,909
Northern Trust Corporation	7,937	706,790
S&P Global Incorporated	9,661	1,038,944
State Street Corporation	13,520	1,050,774
T. Rowe Price Group Incorporated	9,077	683,135
The Charles Schwab Corporation	44,984	1,775,518
The Goldman Sachs Group Incorporated	13,789	3,301,776
The NASDAQ OMX Group Incorporated	4,250	285,260
		20,282,265

Consumer Finance : 0.50%
American Express Company	28,668	2,123,725
Capital One Financial Corporation	17,984	1,568,924
Discover Financial Services	14,706	1,060,156
Navient Corporation	11,302	185,692
Synchrony Financial	29,241	1,060,571
		5,999,068

Diversified Financial Services : 0.99%
Berkshire Hathaway Incorporated Class B †	70,806	11,539,962
Leucadia National Corporation	12,082	280,907
		11,820,869

Insurance : 1.67%
AFLAC Incorporated	15,218	1,059,173
American International Group Incorporated	36,385	2,376,304
Aon plc	9,810	1,094,109
Arthur J. Gallagher & Company	6,634	344,703
Assurant Incorporated	2,125	197,328
Chubb Limited	17,352	2,292,546
Cincinnati Financial Corporation	5,590	423,443
Lincoln National Corporation	8,522	564,753
Loews Corporation	10,303	482,489
Marsh & McLennan Companies Incorporated	19,226	1,299,485
MetLife Incorporated	40,986	2,208,736
Principal Financial Group Incorporated	9,976	577,211
Prudential Financial Incorporated	16,034	1,668,498
The Allstate Corporation	13,731	1,017,742
The Hartford Financial Services Group Incorporated	14,085	671,150
The Progressive Corporation	21,639	768,185
The Travelers Companies Incorporated	10,592	1,296,673
Torchmark Corporation	4,114	303,449
Unum Group	8,655	380,214
Willis Towers Watson plc	4,792	585,966

Portfolio of investments — December 31, 2016 (unaudited)	Wells Fargo Index Asset Allocation Fund

Security name	Shares	Value
Insurance (continued)
XL Group Limited	10,032	$373,792
		19,985,949

Health Care : 8.18%
Biotechnology : 1.65%
AbbVie Incorporated	60,598	3,794,647
Alexion Pharmaceuticals Incorporated †	8,361	1,022,968
Amgen Incorporated	27,739	4,055,719
Biogen Incorporated †	8,112	2,300,401
Celgene Corporation †	28,906	3,345,870
Gilead Sciences Incorporated	49,127	3,517,984
Regeneron Pharmaceuticals Incorporated †	2,818	1,034,460
Vertex Pharmaceuticals Incorporated †	9,249	681,374
		19,753,423

Health Care Equipment & Supplies : 1.47%
Abbott Laboratories	54,901	2,108,747
Baxter International Incorporated	18,254	809,382
Becton Dickinson & Company	7,917	1,310,659
Boston Scientific Corporation †	50,775	1,098,263
C.R. Bard Incorporated	2,741	615,793
Danaher Corporation	22,697	1,766,734
Dentsply Sirona Incorporated	8,609	496,998
Edwards Lifesciences Corporation †	7,972	746,976
Hologic Incorporated †	10,374	416,205
Intuitive Surgical Incorporated †	1,444	915,741
Medtronic plc	51,199	3,646,905
St. Jude Medical Incorporated	10,653	854,264
Stryker Corporation	11,589	1,388,478
The Cooper Companies Incorporated	1,817	317,848
Varian Medical Systems Incorporated †	3,482	312,614
Zimmer Biomet Holdings Incorporated	7,468	770,698
		17,576,305

Health Care Providers & Services : 1.59%
Aetna Incorporated	13,085	1,622,671
AmerisourceBergen Corporation	6,237	487,671
Anthem Incorporated	9,823	1,412,253
Cardinal Health Incorporated	11,935	858,962
Centene Corporation †	6,371	360,025
Cigna Corporation	9,573	1,276,942
DaVita HealthCare Partners Incorporated †	5,888	378,010
Envision Healthcare Corporation †	4,374	276,830
Express Scripts Holding Company †	22,993	1,581,688
HCA Holdings Incorporated †	10,897	806,596
Henry Schein Incorporated †	3,001	455,282
Humana Incorporated	5,559	1,134,203
Laboratory Corporation of America Holdings †	3,840	492,979
McKesson Corporation	8,430	1,183,994
Patterson Companies Incorporated	3,106	127,439
Quest Diagnostics Incorporated	5,169	475,031
UnitedHealth Group Incorporated	35,492	5,680,140
Universal Health Services Incorporated Class B	3,343	355,628
		18,966,344

Health Care Technology : 0.04%
Cerner Corporation †	11,266	533,670

Life Sciences Tools & Services : 0.36%
Agilent Technologies Incorporated	12,096	551,094
Illumina Incorporated †	5,477	701,275
Mettler-Toledo International Incorporated †	978	409,352
PerkinElmer Incorporated	4,084	212,981

Wells Fargo Index Asset Allocation Fund	Portfolio of investments — December 31, 2016 (unaudited)

Security name	Shares	Value
Life Sciences Tools & Services (continued)
Thermo Fisher Scientific Incorporated	14,730	$2,078,403
Waters Corporation †	3,004	403,708
		4,356,813

Pharmaceuticals : 3.07%
Allergan plc †	13,986	2,937,200
Bristol-Myers Squibb Company	62,318	3,641,864
Eli Lilly & Company	36,225	2,664,349
Endo International plc †	7,396	121,812
Johnson & Johnson	101,445	11,687,478
Mallinckrodt plc †	3,946	196,590
Merck & Company Incorporated	102,810	6,052,425
Mylan NV †	17,160	654,654
Perrigo Company plc	5,346	444,948
Pfizer Incorporated	226,282	7,349,639
Zoetis Incorporated	18,415	985,755
		36,736,714

Industrials : 6.17%
Aerospace & Defense : 1.33%
Arconic Incorporated	16,351	303,148
General Dynamics Corporation	10,673	1,842,800
L3 Technologies Incorporated	2,882	438,381
Lockheed Martin Corporation	9,395	2,348,186
Northrop Grumman Corporation	6,572	1,528,516
Raytheon Company	10,949	1,554,758
Rockwell Collins Incorporated	4,857	450,535
Textron Incorporated	10,075	489,242
The Boeing Company	21,402	3,331,863
TransDigm Group Incorporated	1,869	465,306
United Technologies Corporation	28,554	3,130,089
		15,882,824

Air Freight & Logistics : 0.45%
C.H. Robinson Worldwide Incorporated	5,279	386,740
Expeditors International of Washington Incorporated	6,726	356,209
FedEx Corporation	9,117	1,697,585
United Parcel Service Incorporated Class B	25,706	2,946,936
		5,387,470

Airlines : 0.38%
Alaska Air Group Incorporated	4,596	407,803
American Airlines Group Incorporated	19,320	902,051
Delta Air Lines Incorporated	27,459	1,350,708
Southwest Airlines Company	22,955	1,144,077
United Continental Holdings Incorporated †	10,766	784,626
		4,589,265

Building Products : 0.20%
Allegion plc	3,575	228,800
Fortune Brands Home & Security Incorporated	5,753	307,555
Johnson Controls International plc	34,928	1,438,684
Masco Corporation	12,242	387,092
		2,362,131

Commercial Services & Supplies : 0.19%
Cintas Corporation	3,208	370,716
Pitney Bowes Incorporated	6,926	105,206
Republic Services Incorporated	8,620	491,771

Portfolio of investments — December 31, 2016 (unaudited)	Wells Fargo Index Asset Allocation Fund

Security name	Shares	Value
Commercial Services & Supplies (continued)
Stericycle Incorporated †	3,172	$244,371
Waste Management Incorporated	15,164	1,075,279
		2,287,343

Construction & Engineering : 0.06%
Fluor Corporation	5,192	272,684
Jacobs Engineering Group Incorporated †	4,502	256,614
Quanta Services Incorporated †	5,637	196,449
		725,747

Electrical Equipment : 0.33%
Acuity Brands Incorporated	1,643	379,303
AMETEK Incorporated	8,629	419,369
Eaton Corporation plc	16,843	1,129,997
Emerson Electric Company	23,968	1,336,216
Rockwell Automation Incorporated	4,780	642,432
		3,907,317

Industrial Conglomerates : 1.54%
3M Company	22,427	4,004,789
General Electric Company	329,871	10,423,924
Honeywell International Incorporated	28,418	3,292,225
Roper Industries Incorporated	3,782	692,409
		18,413,347

Machinery : 0.88%
Caterpillar Incorporated	21,817	2,023,309
Cummins Incorporated	5,749	785,716
Deere & Company	10,786	1,111,389
Dover Corporation	5,792	433,995
Flowserve Corporation	4,864	233,715
Fortive Corporation	11,216	601,514
Illinois Tool Works Incorporated	11,779	1,442,456
Ingersoll-Rand plc	9,633	722,860
Paccar Incorporated	13,071	835,237
Parker-Hannifin Corporation	4,974	696,360
Pentair plc	6,235	349,596
Snap-on Incorporated	2,163	370,457
Stanley Black & Decker Incorporated	5,619	644,443
Xylem Incorporated	6,689	331,239
		10,582,286

Professional Services : 0.16%
Dun & Bradstreet Corporation	1,370	166,208
Equifax Incorporated	4,465	527,897
Nielsen Holdings plc	12,528	525,550
Robert Half International Incorporated	4,805	234,388
Verisk Analytics Incorporated †	5,806	471,273
		1,925,316

Road & Rail : 0.54%
CSX Corporation	34,926	1,254,891
J.B. Hunt Transport Services Incorporated	3,262	316,642
Kansas City Southern	4,011	340,333
Norfolk Southern Corporation	10,885	1,176,342
Ryder System Incorporated	1,993	148,359
Union Pacific Corporation	30,730	3,186,086
		6,422,653

Wells Fargo Index Asset Allocation Fund	Portfolio of investments — December 31, 2016 (unaudited)

Security name	Shares	Value
Trading Companies & Distributors : 0.11%
Fastenal Company	10,777	$506,303
United Rentals Incorporated †	3,140	331,521
W.W. Grainger Incorporated	2,043	474,487
		1,312,311

Information Technology : 12.47%
Communications Equipment : 0.62%
Cisco Systems Incorporated	187,181	5,656,610
F5 Networks Incorporated †	2,435	352,393
Harris Corporation	4,634	474,846
Juniper Networks Incorporated	14,181	400,755
Motorola Solutions Incorporated	6,188	512,923
		7,397,527

Electronic Equipment, Instruments & Components : 0.23%
Amphenol Corporation Class A	11,502	772,934
Corning Incorporated	35,470	860,857
FLIR Systems Incorporated	5,075	183,664
TE Connectivity Limited	13,250	917,960
		2,735,415

Internet Software & Services : 2.54%
Akamai Technologies Incorporated †	6,462	430,886
Alphabet Incorporated Class A †	11,040	8,748,648
Alphabet Incorporated Class C †	11,066	8,540,960
eBay Incorporated †	38,768	1,151,022
Facebook Incorporated Class A †	87,286	10,042,254
VeriSign Incorporated «†	3,392	258,029
Yahoo! Incorporated †	32,732	1,265,746
		30,437,545

IT Services : 2.22%
Accenture plc Class A	23,131	2,709,334
Alliance Data Systems Corporation	2,153	491,961
Automatic Data Processing Incorporated	16,823	1,729,068
Cognizant Technology Solutions Corporation Class A †	22,623	1,267,567
CSRA Incorporated	5,423	172,668
Fidelity National Information Services Incorporated	12,239	925,758
Fiserv Incorporated †	8,093	860,124
Global Payments Incorporated	5,731	397,789
International Business Machines Corporation	32,265	5,355,667
MasterCard Incorporated Class A	35,493	3,664,652
Paychex Incorporated	12,002	730,682
PayPal Holdings Incorporated †	41,845	1,651,622
Teradata Corporation †	4,843	131,584
The Western Union Company	18,079	392,676
Total System Services Incorporated	6,168	302,417
Visa Incorporated Class A	69,639	5,433,235
Xerox Corporation	31,754	277,212
		26,494,016

Semiconductors & Semiconductor Equipment : 2.01%
Analog Devices Incorporated	11,492	834,549
Applied Materials Incorporated	40,305	1,300,642
Broadcom Limited	14,816	2,619,024
First Solar Incorporated «†	2,906	93,254
Intel Corporation	176,711	6,409,308
KLA-Tencor Corporation	5,828	458,547
Lam Research Corporation	6,071	641,887
Linear Technology Corporation	8,962	558,781

Portfolio of investments — December 31, 2016 (unaudited)	Wells Fargo Index Asset Allocation Fund

Security name	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
Microchip Technology Incorporated	8,055	$516,728
Micron Technology Incorporated †	38,837	851,307
NVIDIA Corporation	20,098	2,145,261
Qorvo Incorporated †	4,763	251,153
QUALCOMM Incorporated	55,072	3,590,694
Skyworks Solutions Incorporated	6,928	517,244
Texas Instruments Incorporated	37,269	2,719,519
Xilinx Incorporated	9,416	568,444
		24,076,342

Software : 2.60%
Activision Blizzard Incorporated	25,496	920,661
Adobe Systems Incorporated †	18,541	1,908,796
Autodesk Incorporated †	7,303	540,495
CA Incorporated	11,685	371,232
Citrix Systems Incorporated †	5,815	519,338
Electronic Arts Incorporated †	11,252	886,208
Intuit Incorporated	9,092	1,042,034
Microsoft Corporation	289,933	18,016,433
Oracle Corporation	111,756	4,297,018
Red Hat Incorporated †	6,697	466,781
Salesforce.com Incorporated †	23,803	1,629,553
Symantec Corporation	23,246	555,347
		31,153,896

Technology Hardware, Storage & Peripherals : 2.25%
Apple Incorporated	198,836	23,029,186
Hewlett Packard Enterprise Company	62,124	1,437,549
HP Incorporated	63,797	946,747
NetApp Incorporated	10,268	362,152
Seagate Technology plc	10,982	419,183
Western Digital Corporation	10,644	723,260
		26,918,077

Materials : 1.70%
Chemicals : 1.25%
Air Products & Chemicals Incorporated	8,105	1,165,661
Albemarle Corporation	4,193	360,933
CF Industries Holdings Incorporated	8,692	273,624
Dow Chemical Company	41,814	2,392,597
E.I. du Pont de Nemours & Company	32,416	2,379,334
Eastman Chemical Company	5,472	411,549
Ecolab Incorporated	9,785	1,146,998
FMC Corporation	4,990	282,234
International Flavors & Fragrances Incorporated	2,961	348,895
LyondellBasell Industries NV Class A	12,460	1,068,819
Monsanto Company	16,332	1,718,290
PPG Industries Incorporated	9,844	932,817
Praxair Incorporated	10,641	1,247,019
The Mosaic Company	13,060	383,050
The Sherwin-Williams Company	3,013	809,714
		14,921,534

Construction Materials : 0.09%
Martin Marietta Materials Incorporated	2,366	524,140
Vulcan Materials Company	4,933	617,365
		1,141,505

Containers & Packaging : 0.19%
Avery Dennison Corporation	3,317	232,920
Ball Corporation	6,518	489,306

Wells Fargo Index Asset Allocation Fund	Portfolio of investments — December 31, 2016 (unaudited)

Security name	Shares	Value
Containers & Packaging (continued)
International Paper Company	15,334	$813,622
Sealed Air Corporation	7,208	326,811
WestRock Company	9,363	475,360
		2,338,019

Metals & Mining : 0.17%
Freeport-McMoRan Incorporated †	46,713	616,144
Newmont Mining Corporation	19,791	674,279
Nucor Corporation	11,875	706,800
		1,997,223

Real Estate : 1.73%
Equity REITs : 1.70%
American Tower Corporation	15,874	1,677,564
Apartment Investment & Management Company Class A	5,850	265,883
AvalonBay Communities Incorporated	5,120	907,008
Boston Properties Incorporated	5,734	721,223
Crown Castle International Corporation	13,447	1,166,796
Digital Realty Trust Incorporated	5,926	582,289
Equinix Incorporated	2,661	951,068
Equity Residential	13,635	877,549
Essex Property Trust Incorporated	2,443	567,998
Extra Space Storage Incorporated	4,690	362,256
Federal Realty Investment Trust	2,676	380,286
General Growth Properties Incorporated	21,774	543,915
HCP Incorporated	17,436	518,198
Host Hotels & Resorts Incorporated	27,589	519,777
Iron Mountain Incorporated	9,136	296,737
Kimco Realty Corporation	15,848	398,736
Mid-America Apartment Communities Incorporated	4,233	414,495
Prologis Incorporated	19,711	1,040,544
Public Storage Incorporated	5,561	1,242,884
Realty Income Corporation	9,643	554,280
Simon Property Group Incorporated	11,717	2,081,759
SL Green Realty Corporation	3,778	406,324
The Macerich Company	4,501	318,851
UDR Incorporated	9,965	363,523
Ventas Incorporated	13,204	825,514
Vornado Realty Trust	6,412	669,220
Welltower Incorporated	13,518	904,760
Weyerhaeuser Company	27,895	839,361
		20,398,798

Real Estate Management & Development : 0.03%
CBRE Group Incorporated Class A †	11,193	352,468

Telecommunication Services : 1.60%
Diversified Telecommunication Services : 1.60%
AT&T Incorporated	228,990	9,738,945
CenturyLink Incorporated «	20,386	484,779
Frontier Communications Corporation «	43,740	147,841
Level 3 Communications Incorporated †	10,871	612,690
Verizon Communications Incorporated	152,013	8,114,454
		19,098,709

Utilities : 1.91%
Electric Utilities : 1.19%
Alliant Energy Corporation	8,483	321,421
American Electric Power Company Incorporated	18,335	1,154,372
Duke Energy Corporation	25,690	1,994,058

Portfolio of investments — December 31, 2016 (unaudited)	Wells Fargo Index Asset Allocation Fund

Security name			Shares	Value
Electric Utilities (continued)
Edison International			12,149	$874,607
Entergy Corporation			6,679	490,706
Eversource Energy			11,828	653,260
Exelon Corporation			34,428	1,221,850
FirstEnergy Corporation			15,876	491,680
NextEra Energy Incorporated			17,424	2,081,471
PG&E Corporation			18,856	1,145,879
Pinnacle West Capital Corporation			4,150	323,825
PPL Corporation			25,343	862,929
The Southern Company			36,543	1,797,550
Xcel Energy Incorporated			18,941	770,899
				14,184,507

Independent Power & Renewable Electricity Producers : 0.04%
AES Corporation			24,580	285,620
NRG Energy Incorporated			11,762	144,202
				429,822

Multi-Utilities : 0.64%
Ameren Corporation			9,048	474,658
CenterPoint Energy Incorporated			16,059	395,694
CMS Energy Corporation			10,407	433,139
Consolidated Edison Incorporated			11,363	837,226
Dominion Resources Incorporated			23,371	1,789,985
DTE Energy Company			6,691	659,130
NiSource Incorporated			12,034	266,433
Public Service Enterprise Group Incorporated			18,864	827,752
SCANA Corporation			5,329	390,509
Sempra Energy			9,324	938,367
WEC Energy Group Incorporated			11,768	690,193
				7,703,086

Water Utilities : 0.04%
American Water Works Company Incorporated			6,637	480,253

Total Common Stocks (Cost $438,444,098)				718,466,370

	Interest rate	Maturity date	Principal
Non-Agency Mortgage-Backed Securities : 0.00%

Citigroup Mortgage Loan Trust Incorporated Series 2004-HYB4 Class AA ±	0.92%	12-25-2034	$17,733	15,517

Total Non-Agency Mortgage-Backed Securities (Cost $17,733)				15,517

		Expiration date	Shares
Rights : 0.00%
Consumer Staples : 0.00%
Food & Staples Retailing : 0.00%
Safeway Casa Ley Contingent Value Rights †(a)(i)		1-30-2019	6,765	0
Safeway PDC LLC Contingent Value Rights †(a)(i)		1-30-2017	6,765	0
Total Rights (Cost $7,171)				0

		Maturity date	Principal
U.S. Treasury Securities : 37.96%
U.S. Treasury Bond	2.75	8-15-2042	$1,340,000	1,263,262
U.S. Treasury Bond	2.75	11-15-2042	1,781,000	1,678,562
U.S. Treasury Bond	2.88	5-15-2043	2,534,000	2,442,330
U.S. Treasury Bond	3.00	5-15-2042	904,000	894,598

Wells Fargo Index Asset Allocation Fund	Portfolio of investments — December 31, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
U.S. Treasury Securities (continued)
U.S. Treasury Bond	3.13%	11-15-2041	$846,000	$856,865
U.S. Treasury Bond	3.13	2-15-2042	1,066,000	1,079,507
U.S. Treasury Bond	3.13	2-15-2043	1,783,000	1,802,827
U.S. Treasury Bond	3.50	2-15-2039	731,000	797,935
U.S. Treasury Bond	3.63	8-15-2043	2,200,000	2,432,891
U.S. Treasury Bond	3.75	8-15-2041	929,000	1,044,306
U.S. Treasury Bond	3.88	8-15-2040	946,000	1,084,135
U.S. Treasury Bond	4.25	5-15-2039	681,000	825,320
U.S. Treasury Bond	4.25	11-15-2040	977,000	1,183,951
U.S. Treasury Bond	4.38	2-15-2038	381,000	472,617
U.S. Treasury Bond	4.38	11-15-2039	757,000	932,802
U.S. Treasury Bond	4.38	5-15-2040	1,078,000	1,329,460
U.S. Treasury Bond	4.38	5-15-2041	842,000	1,039,874
U.S. Treasury Bond	4.50	2-15-2036	837,000	1,057,201
U.S. Treasury Bond	4.50	5-15-2038	428,000	539,634
U.S. Treasury Bond	4.50	8-15-2039	721,000	903,806
U.S. Treasury Bond	4.63	2-15-2040	1,276,000	1,627,775
U.S. Treasury Bond	4.75	2-15-2037	264,000	343,006
U.S. Treasury Bond	4.75	2-15-2041	1,084,000	1,410,696
U.S. Treasury Bond	5.00	5-15-2037	375,000	502,645
U.S. Treasury Bond	5.25	11-15-2028	479,000	608,794
U.S. Treasury Bond	5.25	2-15-2029	349,000	445,357
U.S. Treasury Bond	5.38	2-15-2031	752,000	999,839
U.S. Treasury Bond	5.50	8-15-2028	369,000	476,973
U.S. Treasury Bond	6.00	2-15-2026	445,000	574,650
U.S. Treasury Bond	6.13	11-15-2027	525,000	703,496
U.S. Treasury Bond	6.13	8-15-2029	293,000	404,135
U.S. Treasury Bond	6.25	5-15-2030	478,000	675,115
U.S. Treasury Bond	6.38	8-15-2027	224,000	304,493
U.S. Treasury Bond	6.63	2-15-2027	215,000	294,707
U.S. Treasury Note	0.50	7-31-2017	1,713,000	1,711,251
U.S. Treasury Note	0.63	6-30-2017	1,440,000	1,439,775
U.S. Treasury Note	0.63	7-31-2017	1,401,000	1,400,391
U.S. Treasury Note	0.63	8-31-2017	3,435,000	3,432,266
U.S. Treasury Note	0.63	9-30-2017	3,180,000	3,175,449
U.S. Treasury Note	0.63	11-30-2017	1,966,000	1,961,313
U.S. Treasury Note	0.63	4-30-2018	1,753,000	1,744,272
U.S. Treasury Note	0.63	6-30-2018	1,609,000	1,598,683
U.S. Treasury Note	0.75	6-30-2017	1,845,000	1,845,937
U.S. Treasury Note	0.75	10-31-2017	3,139,000	3,136,078
U.S. Treasury Note	0.75	12-31-2017	1,742,000	1,739,051
U.S. Treasury Note	0.75	1-31-2018	1,502,000	1,498,738
U.S. Treasury Note	0.75	2-28-2018	3,204,000	3,196,240
U.S. Treasury Note	0.75	3-31-2018	1,422,000	1,417,771
U.S. Treasury Note	0.75	4-15-2018	1,350,000	1,345,712
U.S. Treasury Note	0.75	4-30-2018	1,588,000	1,582,637
U.S. Treasury Note	0.75	7-31-2018	1,717,000	1,707,574
U.S. Treasury Note	0.75	8-31-2018	1,718,000	1,707,132
U.S. Treasury Note «	0.75	9-30-2018	1,732,000	1,720,001
U.S. Treasury Note	0.75	10-31-2018	1,732,000	1,719,227
U.S. Treasury Note	0.75	2-15-2019	1,392,000	1,377,778
U.S. Treasury Note	0.75	7-15-2019	1,583,000	1,559,410
U.S. Treasury Note	0.75	8-15-2019	1,584,000	1,558,993
U.S. Treasury Note	0.88	7-15-2017	1,515,000	1,516,357
U.S. Treasury Note	0.88	8-15-2017	1,518,000	1,519,410
U.S. Treasury Note	0.88	10-15-2017	1,521,000	1,521,201
U.S. Treasury Note	0.88	11-15-2017	1,445,000	1,445,007
U.S. Treasury Note	0.88	11-30-2017	1,474,000	1,474,056
U.S. Treasury Note	0.88	1-15-2018	1,339,000	1,338,296
U.S. Treasury Note	0.88	1-31-2018	1,231,000	1,230,010
U.S. Treasury Note	0.88	3-31-2018	1,577,000	1,574,835
U.S. Treasury Note	0.88	5-31-2018	1,585,000	1,581,730
U.S. Treasury Note	0.88	7-15-2018	1,294,000	1,289,686
U.S. Treasury Note	0.88	10-15-2018	1,390,000	1,383,018
U.S. Treasury Note	0.88	4-15-2019	1,460,000	1,446,447
U.S. Treasury Note	0.88	5-15-2019	1,466,000	1,451,497
U.S. Treasury Note	0.88	6-15-2019	1,485,000	1,468,940
U.S. Treasury Note	0.88	7-31-2019	811,000	801,279

Portfolio of investments — December 31, 2016 (unaudited)	Wells Fargo Index Asset Allocation Fund

Security name	Interest rate	Maturity date	Principal	Value
U.S. Treasury Securities (continued)
U.S. Treasury Note	0.88%	9-15-2019	$1,550,000	$1,529,060
U.S. Treasury Note	1.00	9-15-2017	1,515,000	1,517,344
U.S. Treasury Note	1.00	12-15-2017	1,405,000	1,406,418
U.S. Treasury Note	1.00	12-31-2017	1,473,000	1,474,074
U.S. Treasury Note	1.00	2-15-2018	1,336,000	1,336,379
U.S. Treasury Note	1.00	3-15-2018	1,338,000	1,338,523
U.S. Treasury Note	1.00	5-15-2018	1,328,000	1,327,397
U.S. Treasury Note	1.00	5-31-2018	1,878,000	1,877,061
U.S. Treasury Note	1.00	8-15-2018	1,291,000	1,289,096
U.S. Treasury Note	1.00	9-15-2018	1,292,000	1,289,065
U.S. Treasury Note	1.00	11-30-2018	1,540,000	1,534,750
U.S. Treasury Note	1.00	3-15-2019	1,383,000	1,375,270
U.S. Treasury Note	1.00	6-30-2019	622,000	616,917
U.S. Treasury Note	1.00	8-31-2019	1,842,000	1,823,902
U.S. Treasury Note	1.00	9-30-2019	1,695,000	1,676,579
U.S. Treasury Note	1.00	10-15-2019	1,596,000	1,578,197
U.S. Treasury Note	1.00	11-15-2019	1,433,000	1,415,072
U.S. Treasury Note	1.00	11-30-2019	1,985,000	1,960,136
U.S. Treasury Note	1.13	6-15-2018	1,326,000	1,327,140
U.S. Treasury Note	1.13	1-15-2019	1,444,000	1,440,895
U.S. Treasury Note	1.13	5-31-2019	690,000	686,965
U.S. Treasury Note	1.13	12-31-2019	1,247,000	1,234,217
U.S. Treasury Note	1.13	3-31-2020	1,987,000	1,960,134
U.S. Treasury Note	1.13	4-30-2020	1,330,000	1,310,844
U.S. Treasury Note	1.13	2-28-2021	3,264,000	3,173,156
U.S. Treasury Note	1.13	6-30-2021	3,343,000	3,232,517
U.S. Treasury Note	1.13	7-31-2021	2,232,000	2,155,498
U.S. Treasury Note	1.13	8-31-2021	2,233,000	2,155,470
U.S. Treasury Note	1.13	9-30-2021	2,188,000	2,108,412
U.S. Treasury Note	1.25	10-31-2018	1,759,000	1,761,485
U.S. Treasury Note	1.25	11-15-2018	1,370,000	1,371,817
U.S. Treasury Note	1.25	11-30-2018	1,654,000	1,656,049
U.S. Treasury Note	1.25	12-15-2018	1,363,000	1,364,197
U.S. Treasury Note	1.25	1-31-2019	1,335,000	1,335,453
U.S. Treasury Note	1.25	4-30-2019	586,000	585,474
U.S. Treasury Note	1.25	10-31-2019	804,000	800,200
U.S. Treasury Note	1.25	1-31-2020	3,442,000	3,414,836
U.S. Treasury Note	1.25	2-29-2020	1,745,000	1,730,101
U.S. Treasury Note	1.25	3-31-2021	3,250,000	3,172,185
U.S. Treasury Note	1.25	10-31-2021	2,188,000	2,119,566
U.S. Treasury Note	1.25	7-31-2023	1,829,000	1,719,721
U.S. Treasury Note	1.38	6-30-2018	1,357,000	1,363,192
U.S. Treasury Note	1.38	7-31-2018	1,610,000	1,616,946
U.S. Treasury Note	1.38	9-30-2018	2,875,000	2,885,304
U.S. Treasury Note	1.38	11-30-2018	787,000	789,696
U.S. Treasury Note	1.38	12-31-2018	968,000	970,919
U.S. Treasury Note	1.38	2-28-2019	1,295,000	1,298,296
U.S. Treasury Note	1.38	1-31-2020	2,293,000	2,283,053
U.S. Treasury Note	1.38	2-29-2020	3,442,000	3,423,633
U.S. Treasury Note	1.38	3-31-2020	3,442,000	3,421,940
U.S. Treasury Note	1.38	4-30-2020	3,442,000	3,417,693
U.S. Treasury Note	1.38	5-31-2020	1,380,000	1,370,383
U.S. Treasury Note	1.38	8-31-2020	3,350,000	3,312,805
U.S. Treasury Note	1.38	9-30-2020	3,356,000	3,315,507
U.S. Treasury Note	1.38	10-31-2020	3,178,000	3,136,594
U.S. Treasury Note	1.38	1-31-2021	3,192,000	3,138,355
U.S. Treasury Note	1.38	4-30-2021	3,245,000	3,180,428
U.S. Treasury Note	1.38	5-31-2021	3,248,000	3,180,526
U.S. Treasury Note	1.38	6-30-2023	1,733,000	1,644,218
U.S. Treasury Note	1.38	8-31-2023	1,817,000	1,719,422
U.S. Treasury Note	1.38	9-30-2023	1,778,000	1,681,668
U.S. Treasury Note	1.50	8-31-2018	2,781,000	2,797,978
U.S. Treasury Note	1.50	12-31-2018	1,855,000	1,865,375
U.S. Treasury Note	1.50	1-31-2019	1,716,000	1,724,892
U.S. Treasury Note	1.50	2-28-2019	1,826,000	1,835,497
U.S. Treasury Note	1.50	3-31-2019	645,000	648,113
U.S. Treasury Note	1.50	5-31-2019	1,966,000	1,974,399
U.S. Treasury Note	1.50	10-31-2019	3,442,000	3,448,719
U.S. Treasury Note	1.50	11-30-2019	3,133,000	3,137,925

Wells Fargo Index Asset Allocation Fund	Portfolio of investments — December 31, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
U.S. Treasury Securities (continued)
U.S. Treasury Note	1.50%	5-31-2020	$3,442,000	$3,429,302
U.S. Treasury Note	1.50	1-31-2022	1,625,000	1,586,668
U.S. Treasury Note	1.50	2-28-2023	1,635,000	1,570,695
U.S. Treasury Note	1.50	3-31-2023	1,679,000	1,611,378
U.S. Treasury Note	1.50	8-15-2026	4,143,000	3,804,268
U.S. Treasury Note	1.63	3-31-2019	2,104,000	2,120,072
U.S. Treasury Note	1.63	4-30-2019	1,703,000	1,715,771
U.S. Treasury Note	1.63	6-30-2019	2,157,000	2,172,310
U.S. Treasury Note	1.63	7-31-2019	2,128,000	2,142,051
U.S. Treasury Note	1.63	8-31-2019	3,442,000	3,464,370
U.S. Treasury Note	1.63	12-31-2019	3,442,000	3,457,117
U.S. Treasury Note	1.63	6-30-2020	3,442,000	3,441,315
U.S. Treasury Note	1.63	7-31-2020	3,213,000	3,208,640
U.S. Treasury Note	1.63	11-30-2020	2,166,000	2,155,569
U.S. Treasury Note	1.63	8-15-2022	1,250,000	1,217,699
U.S. Treasury Note	1.63	11-15-2022	2,108,000	2,049,187
U.S. Treasury Note	1.63	4-30-2023	1,711,000	1,652,894
U.S. Treasury Note	1.63	5-31-2023	1,714,000	1,653,839
U.S. Treasury Note	1.63	10-31-2023	1,824,000	1,752,647
U.S. Treasury Note	1.63	2-15-2026	3,818,000	3,561,969
U.S. Treasury Note	1.63	5-15-2026	4,111,000	3,827,485
U.S. Treasury Note	1.75	10-31-2018	704,000	711,374
U.S. Treasury Note	1.75	9-30-2019	3,441,000	3,473,345
U.S. Treasury Note	1.75	10-31-2020	1,585,000	1,586,937
U.S. Treasury Note	1.75	12-31-2020	3,353,000	3,349,201
U.S. Treasury Note	1.75	11-30-2021	2,003,000	1,986,067
U.S. Treasury Note	1.75	2-28-2022	1,637,000	1,615,752
U.S. Treasury Note	1.75	3-31-2022	1,640,000	1,616,455
U.S. Treasury Note	1.75	4-30-2022	1,612,000	1,587,957
U.S. Treasury Note	1.75	5-15-2022	1,448,000	1,425,210
U.S. Treasury Note	1.75	9-30-2022	1,771,000	1,735,511
U.S. Treasury Note	1.75	1-31-2023	1,684,000	1,643,289
U.S. Treasury Note	1.75	5-15-2023	3,117,000	3,032,308
U.S. Treasury Note	1.88	8-31-2017	1,517,000	1,528,123
U.S. Treasury Note	1.88	9-30-2017	1,307,000	1,317,033
U.S. Treasury Note	1.88	10-31-2017	1,485,000	1,497,370
U.S. Treasury Note	1.88	6-30-2020	1,888,000	1,904,949
U.S. Treasury Note	1.88	11-30-2021	1,649,000	1,642,914
U.S. Treasury Note	1.88	5-31-2022	1,795,000	1,778,651
U.S. Treasury Note	1.88	8-31-2022	1,754,000	1,731,673
U.S. Treasury Note	1.88	10-31-2022	1,650,000	1,626,260
U.S. Treasury Note	2.00	7-31-2020	1,306,000	1,321,974
U.S. Treasury Note	2.00	9-30-2020	2,093,000	2,115,146
U.S. Treasury Note	2.00	11-30-2020	2,266,000	2,287,645
U.S. Treasury Note	2.00	2-28-2021	2,421,000	2,438,218
U.S. Treasury Note	2.00	5-31-2021	1,559,000	1,567,150
U.S. Treasury Note	2.00	8-31-2021	1,641,000	1,645,979
U.S. Treasury Note	2.00	10-31-2021	1,649,000	1,652,146
U.S. Treasury Note	2.00	11-15-2021	2,485,000	2,489,431
U.S. Treasury Note	2.00	2-15-2022	1,679,000	1,679,893
U.S. Treasury Note	2.00	7-31-2022	1,778,000	1,769,544
U.S. Treasury Note	2.00	11-30-2022	1,625,000	1,612,198
U.S. Treasury Note	2.00	2-15-2023	3,077,000	3,048,122
U.S. Treasury Note	2.00	2-15-2025	4,005,000	3,892,636
U.S. Treasury Note	2.00	8-15-2025	4,012,000	3,880,703
U.S. Treasury Note	2.00	11-15-2026	2,541,000	2,440,859
U.S. Treasury Note	2.13	8-31-2020	1,477,000	1,499,817
U.S. Treasury Note	2.13	1-31-2021	1,409,000	1,426,579
U.S. Treasury Note	2.13	6-30-2021	1,516,000	1,530,945
U.S. Treasury Note	2.13	8-15-2021	2,440,000	2,460,852
U.S. Treasury Note	2.13	9-30-2021	1,633,000	1,645,897
U.S. Treasury Note	2.13	12-31-2021	1,626,000	1,638,255
U.S. Treasury Note	2.13	6-30-2022	1,615,000	1,618,936
U.S. Treasury Note	2.13	12-31-2022	1,678,000	1,675,179
U.S. Treasury Note	2.13	11-30-2023	1,638,000	1,625,127
U.S. Treasury Note	2.13	5-15-2025	3,986,000	3,902,047
U.S. Treasury Note	2.25	11-30-2017	1,250,000	1,265,281
U.S. Treasury Note	2.25	7-31-2018	521,000	530,309

Portfolio of investments — December 31, 2016 (unaudited)	Wells Fargo Index Asset Allocation Fund

Security name	Interest rate	Maturity date	Principal	Value
U.S. Treasury Securities (continued)
U.S. Treasury Note	2.25%	3-31-2021	$1,440,000	$1,464,780
U.S. Treasury Note	2.25	4-30-2021	1,514,000	1,539,201
U.S. Treasury Note	2.25	7-31-2021	2,618,000	2,656,542
U.S. Treasury Note	2.25	11-15-2024	4,019,000	3,989,034
U.S. Treasury Note	2.25	11-15-2025	3,988,000	3,931,139
U.S. Treasury Note	2.38	7-31-2017	1,253,000	1,265,034
U.S. Treasury Note	2.38	5-31-2018	621,000	632,502
U.S. Treasury Note	2.38	6-30-2018	795,000	810,273
U.S. Treasury Note	2.38	12-31-2020	1,317,000	1,348,056
U.S. Treasury Note	2.38	8-15-2024	4,000,000	4,013,376
U.S. Treasury Note	2.50	6-30-2017	1,144,000	1,154,367
U.S. Treasury Note	2.50	8-15-2023	2,662,000	2,705,990
U.S. Treasury Note	2.50	5-15-2024	3,897,000	3,950,295
U.S. Treasury Note	2.63	1-31-2018	861,000	876,248
U.S. Treasury Note	2.63	4-30-2018	657,000	670,871
U.S. Treasury Note	2.63	8-15-2020	3,367,000	3,479,003
U.S. Treasury Note	2.63	11-15-2020	5,315,000	5,489,316
U.S. Treasury Note	2.75	12-31-2017	960,000	977,237
U.S. Treasury Note	2.75	2-28-2018	756,000	771,094
U.S. Treasury Note	2.75	2-15-2019	1,365,000	1,407,512
U.S. Treasury Note	2.75	11-15-2023	3,481,000	3,591,442
U.S. Treasury Note	2.75	2-15-2024	3,003,000	3,097,727
U.S. Treasury Note	2.88	3-31-2018	858,000	878,069
U.S. Treasury Note	3.13	5-15-2019	1,768,000	1,842,760
U.S. Treasury Note	3.13	5-15-2021	1,657,000	1,744,602
U.S. Treasury Note	3.38	11-15-2019	3,180,000	3,353,437
U.S. Treasury Note	3.50	2-15-2018	1,278,000	1,313,756
U.S. Treasury Note	3.50	5-15-2020	2,864,000	3,042,356
U.S. Treasury Note	3.63	8-15-2019	1,545,000	1,634,887
U.S. Treasury Note	3.63	2-15-2020	2,648,000	2,816,198
U.S. Treasury Note	3.63	2-15-2021	2,765,000	2,965,617
U.S. Treasury Note	3.75	11-15-2018	1,505,000	1,576,475
U.S. Treasury Note	3.88	5-15-2018	689,000	715,815
U.S. Treasury Note	4.00	8-15-2018	788,000	825,034
U.S. Treasury Note	4.25	11-15-2017	919,000	945,532
U.S. Treasury Note	4.75	8-15-2017	857,000	878,016
U.S. Treasury Note	6.25	8-15-2023	378,000	472,013
U.S. Treasury Note	6.50	11-15-2026	296,000	400,295
U.S. Treasury Note	6.75	8-15-2026	221,000	302,224
U.S. Treasury Note	6.88	8-15-2025	224,000	302,682
U.S. Treasury Note	7.13	2-15-2023	260,000	334,463
U.S. Treasury Note	7.25	8-15-2022	261,000	332,578
U.S. Treasury Note	7.50	11-15-2024	240,000	329,856
U.S. Treasury Note	7.63	11-15-2022	140,000	182,680
U.S. Treasury Note	7.63	2-15-2025	216,000	300,741
U.S. Treasury Note	7.88	2-15-2021	180,000	223,125
U.S. Treasury Note	8.00	11-15-2021	511,000	653,893
U.S. Treasury Note	8.13	8-15-2019	307,000	359,954
U.S. Treasury Note	8.13	5-15-2021	181,000	228,242
U.S. Treasury Note	8.13	8-15-2021	175,000	222,682
U.S. Treasury Note	8.50	2-15-2020	162,000	196,348
U.S. Treasury Note	8.75	5-15-2020	130,000	160,325
U.S. Treasury Note	8.75	8-15-2020	288,000	359,419
U.S. Treasury Note	8.88	8-15-2017	271,000	284,463
U.S. Treasury Note	8.88	2-15-2019	306,000	355,399
U.S. Treasury Note	9.00	11-15-2018	193,000	220,891
U.S. Treasury Note	9.13	5-15-2018	169,000	187,486
Total U.S. Treasury Securities (Cost $457,244,735)				454,225,905

	Yield		Shares
Short-Term Investments : 2.17%
Investment Companies : 2.14%
Securities Lending Cash Investment LLC (l)(r)(u)	0.82		5,104,144	5,104,654
Wells Fargo Government Money Market Fund Select Class (l)(u)	0.43		20,485,839	20,485,839
				25,590,493

Wells Fargo Index Asset Allocation Fund	Portfolio of investments — December 31, 2016 (unaudited)

Security name		Yield	Maturity date	Principal	Value
U.S. Treasury Securities : 0.03%
Treasury Bill (z)#		0.48%	3-30-2017	$403,000	$402,520

Total Short-Term Investments (Cost $25,992,919)					25,993,013

Total investments in securities (Cost $921,776,150)*	100.19%				1,198,782,362
Other assets and liabilities, net	(0.19)				(2,297,369)

Total net assets	100.00%				$1,196,484,993

†	Non-income-earning security
«	All or a portion of this security is on loan.
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
±	Variable rate investment. The rate shown is the rate in effect at period end.
(a)	The security is fair valued in accordance with procedures approved by the Board of Trustees.
(i)	Illiquid security
(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.
(z)	Zero coupon security. The rate represents the current yield to maturity.
#	All or a portion of this security is segregated as collateral for investments in derivative instruments.
*	Cost for federal income tax purposes is $944,802,792 and unrealized gains (losses) consists of:

Gross unrealized gains	$291,053,892
Gross unrealized losses	(37,074,322)

Net unrealized gains	$253,979,570

Abbreviations:

FNMA	Federal National Mortgage Association
LLC	Limited liability company
plc	Public limited company
REIT	Real estate investment trust

Wells Fargo Index Asset Allocation Fund (the “Fund”)

Notes to Portfolio of investments – December 31, 2016 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Equity securities and futures that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment vehicles that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service.

Futures contracts

The Fund is subject to interest rate risk and equity price risk in the normal course of pursuing its investment objectives. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against changes in, security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Fluctuations in the value of the contracts are recorded as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of December 31, 2016:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Agency securities	$0	$81,557	$0	$81,557
Common stocks
Consumer discretionary	86,460,948	0	0	86,460,948
Consumer staples	67,324,171	0	0	67,324,171
Energy	54,296,030	0	0	54,296,030
Financials	106,405,200	0	0	106,405,200
Health care	97,923,269	0	0	97,923,269
Industrials	73,798,010	0	0	73,798,010
Information technology	149,212,818	0	0	149,212,818
Materials	20,398,281	0		20,398,281
Real estate	20,751,266		0	20,751,266
Telecommunication services	19,098,709	0	0	19,098,709
Utilities	22,797,668	0	0	22,797,668
Non-agency mortgage-backed securities	0	15,517	0	15,517
U.S. Treasury securities	454,225,905	0	0	454,225,905
Short-term investments
Investment companies	20,485,839	0	0	20,485,839
U.S. Treasury securities	402,520	0	0	402,520
Investments measured at net asset value*				5,104,654

	1,193,580,634	97,074	0	1,198,782,362
Futures contracts	18,366	0	0	18,366

Total assets	$1,193,599,000	$97,074	$0	$1,198,800,728

Liabilities
Futures contracts	$26,825	$0	$0	$26,825

Total liabilities	$26,825	$0	$0	$26,825

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The Fund’s investment in Securities Lending Cash Investments, LLC valued at $5,104,654 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

Futures contracts are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All other assets and liabilities are reported at their market value at measurement date.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At December 31, 2016, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Investments in affiliates

An affiliated investment is a company which is under common ownership or control of the Fund or which the Fund has ownership of at least 5% of the outstanding voting shares. The following is a summary of transactions for the long-term holdings of issuers that were affiliates of the Fund at the beginning of the period or the end of the period.

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period
Wells Fargo & Company	168,853	1,238	1,543	168,548	$9,288,680

Derivative transactions

For the three months ended December 31, 2016, the Fund entered into futures contracts to gain market exposure to certain asset classes in accordance with an active asset allocation strategy.

At December 31, 2016 the Fund had long futures contracts outstanding as follows:

Expiration date	Counterparty	Contracts	Type	Contract value at December 31, 2016	Unrealized gains (losses)
3-17-2017	Goldman Sachs	62 Long	S&P 500 E-Mini Index	$6,932,220	$(51,392)
3-31-2017	Goldman Sachs	115 Long	5-Year U.S. Treasury Notes	13,531,367	38,118

Wells Fargo International Bond Fund	Portfolio of investments — December 31, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Corporate Bonds and Notes : 4.83%
United States : 4.83%
Abbott Laboratories (Health Care, Health Care Equipment & Supplies)	3.40%	11-30-2023	$1,525,000	$1,517,486
AbbVie Incorporated (Health Care, Biotechnology)	3.20	5-14-2026	900,000	855,038
Amazon.com Incorporated (Consumer Discretionary, Internet & Direct Marketing Retail)	3.80	12-5-2024	2,300,000	2,413,972
Anheuser-Busch InBev Finance Incorporated (Consumer Staples, Beverages)	3.65	2-1-2026	2,200,000	2,229,984
Apple Incorporated (Information Technology, Technology Hardware, Storage & Peripherals)	2.45	8-4-2026	2,000,000	1,874,208
AT&T Incorporated (Telecommunication Services, Diversified Telecommunication Services)	3.60	2-17-2023	2,625,000	2,644,659
Ford Motor Credit Company LLC (Consumer Discretionary, Automobiles)	2.46	3-27-2020	2,600,000	2,564,926
Gilead Sciences Incorporated (Health Care, Biotechnology)	2.95	3-1-2027	2,000,000	1,911,090
Goldman Sachs Group Incorporated (Financials, Capital Markets)	3.75	2-25-2026	3,000,000	3,004,695
JPMorgan Chase & Company (Financials, Banks)	3.30	4-1-2026	2,575,000	2,526,436
Kraft Heinz Foods Company (Consumer Staples, Food Products)	3.00	6-1-2026	2,000,000	1,874,910
Microsoft Corporation (Information Technology, Software)	2.40	8-8-2026	2,000,000	1,887,574
Oracle Corporation (Information Technology, Software)	2.65	7-15-2026	1,900,000	1,800,765
Total Corporate Bonds and Notes (Cost $27,884,003)				27,105,743

Foreign Corporate Bonds and Notes @: 15.34%
Australia : 0.60%
General Electric Capital Corporation (Financials, Diversified Financial Services, AUD)	6.00	3-15-2019	1,367,000	1,053,277
Transurban Finance Company Limited (Financials, Diversified Financial Services, EUR)	1.88	9-16-2024	2,090,000	2,306,449
				3,359,726

Austria : 0.20%
Sappi Papier Holding GmbH (Materials, Paper & Forest Products, EUR)	4.00	4-1-2023	1,000,000	1,110,546

Bermuda : 0.46%
Bacardi Limited (Consumer Staples, Beverages, EUR)	2.75	7-3-2023	2,204,000	2,577,995

Brazil : 0.67%
BRF SA (Consumer Staples, Food Products, BRL) 144A	7.75	5-22-2018	13,137,000	3,773,956

France : 0.69%
Autodis SA (Consumer Discretionary, Distributors, EUR) 144A	4.38	5-1-2022	750,000	825,015
Bisoho SAS (Consumer Discretionary, Textiles, Apparel & Luxury Goods, EUR) 144A	5.88	5-1-2023	525,000	595,453
Casino Guichard Perrachon SA (Consumer Staples, Food & Staples Retailing, EUR)	3.25	3-7-2024	1,700,000	1,912,341
Mobilux Finance SAS (Consumer Discretionary, Consumer Finance, EUR) 144A	5.50	11-15-2024	520,000	574,158
				3,906,967

Germany : 1.57%
KfW (Financials, Banks, TRY)	5.00	1-16-2017	3,745,000	1,052,282
KfW (Financials, Banks, AUD)	5.00	3-19-2024	6,900,000	5,553,345
Landwirtschaftliche Rentenbank (Financials, Banks, ZAR)	8.25	5-23-2022	5,400,000	385,918
Prestigebidco GmbH (Consumer Discretionary, Textiles, Apparel & Luxury Goods, EUR) 144A	6.25	12-15-2023	350,000	379,480
Senvion Holding GmbH (Energy, Energy Equipment & Services, EUR)	6.63	11-15-2020	1,300,000	1,436,868
				8,807,893

1

Portfolio of investments — December 31, 2016 (unaudited)	Wells Fargo International Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
Ireland : 0.75%
GE Capital UK Funding Company (Financials, Capital Markets, GBP)	5.13%	5-24-2023	1,000,000	$1,498,283
Ryanair Limited (Industrials, Airlines, EUR)	1.13	3-10-2023	2,580,000	2,720,488
				4,218,771

Luxembourg : 0.45%
Befesa Zinc Aser SA (Utilities, Water Utilities, EUR)	8.88	5-15-2018	1,925,000	2,077,619
European Investment Bank (Financials, Banks, ZAR)	9.00	3-31-2021	5,790,000	428,554
				2,506,173

Mexico : 0.10%
America Movil SAB de CV (Telecommunication Services, Wireless Telecommunication Services, MXN)	7.13	12-9-2024	7,250,000	319,313
Petroleos Mexicanos (Energy, Oil, Gas & Consumable Fuels, MXN) 144A	7.19	9-12-2024	6,532,000	267,857
				587,170

Netherlands : 0.52%
ASML Holding NV (Information Technology, Semiconductors & Semiconductor Equipment, EUR)	1.38	7-7-2026	675,000	708,572
Ziggo Secured Finance BV (Consumer Discretionary, Media, EUR) 144A	4.25	1-15-2027	2,100,000	2,202,950
				2,911,522

Norway : 0.94%
Kommunalbanken AS (Financials, Banks, AUD)	5.25	7-15-2024	6,500,000	5,269,468

Philippines : 0.96%
Asian Development Bank (Financials, Banks, AUD)	3.75	3-12-2025	7,231,000	5,380,691

Spain : 0.56%
Ence Energia Y Celulosa (Materials, Paper & Forest Products, EUR)	5.38	11-1-2022	1,200,000	1,332,639
Grupo Antolin Irausa SA (Consumer Discretionary, Auto Components, EUR) 144A	5.13	6-30-2022	500,000	566,721
PortAventura Entertainment Barcelona BV (Consumer Discretionary, Hotels, Restaurants & Leisure, EUR)	7.25	12-1-2020	1,150,000	1,257,406
				3,156,766

United Kingdom : 4.21%
AA Bond Company Limited (Financials, Diversified Financial Services, GBP)	5.50	7-31-2043	1,000,000	1,257,972
Adient Global Holdings Company Guar Regs (Consumer Discretionary, Auto Components, EUR)	3.50	8-15-2024	725,000	774,238
Alliance Automotive Finance plc (Financials, EUR) 144A	6.25	12-1-2021	1,000,000	1,128,968
British Telecommunications plc (Telecommunication Services, Diversified Telecommunication Services, EUR)	1.13	3-10-2023	1,600,000	1,715,163
Delphi Automotive plc (Consumer Discretionary, Auto Components, EUR)	1.50	3-10-2025	3,100,000	3,265,514
FirstGroup plc (Industrials, Road & Rail, GBP)	5.25	11-29-2022	1,300,000	1,851,035
Heathrow Funding Limited (Industrials, Transportation Infrastructure, EUR)	1.88	5-23-2024	561,000	634,095
Heathrow Funding Limited (Industrials, Transportation Infrastructure, GBP)	7.13	2-14-2024	1,900,000	3,034,516
Jaguar Land Rover plc (Consumer Discretionary, Automobiles, GBP)	5.00	2-15-2022	1,000,000	1,334,073
Lincoln Finance Limited (Financials, Diversified Financial Services, EUR)	6.88	4-15-2021	500,000	571,221
Merlin Entertainments plc (Consumer Discretionary, Hotels, Restaurants & Leisure, EUR)	2.75	3-15-2022	1,100,000	1,201,916
Tesco plc (Consumer Staples, Food & Staples Retailing, GBP)	6.13	2-24-2022	1,400,000	1,957,231
Twinkle Pizza plc (Consumer Discretionary, Hotels, Restaurants & Leisure, GBP)	6.63	8-1-2021	700,000	875,620
Virgin Media Incorporated (Consumer Discretionary, Media, GBP) 144A	5.50	9-15-2024	1,700,000	2,090,940

2

Wells Fargo International Bond Fund	Portfolio of investments — December 31, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
United Kingdom (continued)
Vodafone Group plc (Telecommunication Services, Wireless Telecommunication Services, EUR)	1.75%	8-25-2023	1,250,000	$1,383,141
Wagamama Finance plc (Financials, Diversified Financial Services, GBP)	7.88	2-1-2020	450,000	579,558
				23,655,201

United States : 2.66%
Albemarle Corporation (Materials, Chemicals, EUR)	1.88	12-8-2021	2,410,000	2,660,738
Ball Corporation (Materials, Containers & Packaging, EUR)	4.38	12-15-2023	650,000	755,738
Cemex Finance LLC (Financials, Diversified Financial Services, EUR) 144A	4.63	6-15-2024	1,350,000	1,455,184
Fedex Corporation (Industrials, Air Freight & Logistics, EUR)	1.63	1-11-2027	1,450,000	1,549,362
Morgan Stanley (Financials, Capital Markets, EUR)	1.75	1-30-2025	2,000,000	2,175,007
Priceline Group Incorporated (Consumer Discretionary, Internet & Direct Marketing Retail, EUR)	2.38	9-23-2024	2,159,000	2,384,979
Thermo Fisher Scientific Incorporated (Health Care, Life Sciences Tools & Services, EUR)	0.75	9-12-2024	1,625,000	1,655,740
Verizon Communications Incorporated (Telecommunication Services, Diversified Telecommunication Services, EUR)	3.25	2-17-2026	589,000	727,013
VF Corporation (Consumer Discretionary, Textiles, Apparel & Luxury Goods, EUR)	0.63	9-20-2023	1,525,000	1,595,843
				14,959,604

Total Foreign Corporate Bonds and Notes (Cost $99,089,309)				86,182,449

Foreign Government Bonds @: 67.99%
Australian Government Bond Series 138 (AUD)	3.25	4-21-2029	17,050,000	12,642,806
Australian Government Bond Series 148 (AUD)	2.75	11-21-2027	15,000,000	10,739,832
Bonos y Obligaciones del Estado 144A (EUR)	1.30	10-31-2026	17,540,000	18,333,653
Brazil (BRL)	10.00	1-1-2019	19,505,000	5,900,713
Brazil (BRL)	10.00	1-1-2025	46,040,000	13,148,836
Canada 144A (CAD)	2.90	6-15-2024	11,000,000	8,730,280
Colombia (COP)	7.00	5-4-2022	11,100,000,000	3,750,654
Hungary (HUF)	3.00	10-27-2027	450,000,000	1,503,288
Hungary (HUF)	5.50	6-24-2025	3,308,000,000	13,469,936
Indonesia (IDR)	8.38	3-15-2024	13,750,000,000	1,043,561
Indonesia (IDR)	8.38	9-15-2026	45,000,000,000	3,430,321
Korea (KRW)	3.00	9-10-2024	10,100,000,000	8,901,781
Korea (KRW)	3.13	3-10-2019	6,400,000,000	5,464,550
Malaysia (MYR)	3.66	10-15-2020	7,650,000	1,704,078
Malaysia (MYR)	3.90	11-30-2026	14,250,000	3,089,829
Malaysia (MYR)	3.96	9-15-2025	97,325,000	21,038,537
Malaysia (MYR)	4.50	4-15-2030	8,950,000	1,945,454
Mexico (MXN)	5.75	3-5-2026	318,000,000	13,611,305
Mexico (MXN)	10.00	12-5-2024	39,450,000	2,202,270
Mexico (MXN)	6.50	6-10-2021	225,000,000	10,584,025
New Zealand (NZD)	4.50	4-15-2027	35,000,000	26,706,079
Norway 144A (NOK) ¤	0.00	3-15-2017	115,100,000	13,315,524
Norway 144A (NOK)	4.25	5-19-2017	100,277,000	11,769,616
Poland (PLN)	1.50	4-25-2020	5,000,000	1,155,294
Poland (PLN)	2.50	7-25-2026	115,550,000	25,086,250
Poland (PLN)	3.25	7-25-2025	8,500,000	1,993,330
Province of British Columbia (AUD)	4.25	11-27-2024	7,590,000	5,769,951
Province of Ontario (AUD)	6.25	9-29-2020	9,400,000	7,551,697
Queensland Treasury 144A (AUD)	3.25	7-21-2026	7,350,000	5,329,042
Queensland Treasury (AUD)	5.75	7-22-2024	9,000,000	7,727,451
Republic of Peru (PEN)	5.70	8-12-2024	5,000,000	1,469,909
Republic of Philippines (PHP)	3.90	11-26-2022	40,000,000	740,256
Republic of South Africa (ZAR)	7.75	2-28-2023	169,256,000	11,813,875
Republic of South Africa (ZAR)	8.00	12-21-2018	100,675,000	7,337,445
Romania (RON)	5.75	4-29-2020	22,600,000	5,858,640
Singapore (SGD)	2.88	9-1-2030	11,900,000	8,352,310
Singapore (SGD)	3.00	9-1-2024	23,090,000	16,614,149

3

Portfolio of investments — December 31, 2016 (unaudited)	Wells Fargo International Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
Foreign Government Bonds @ (continued)
State of New South Wales Australia (AUD)	5.00%	8-20-2024	9,000,000	$7,484,985
Thailand (THB)	3.85	12-12-2025	560,025,000	17,092,534
Turkey (TRY)	9.00	3-8-2017	3,269,000	928,035
Turkey (TRY)	9.40	7-8-2020	3,500,000	954,663
United Kingdom Gilt (GBP)	1.50	7-22-2026	4,175,000	5,265,602
United Kingdom Gilt (GBP)	2.00	9-7-2025	16,600,000	21,983,991
United Kingdom Gilt (GBP)	4.25	6-7-2032	5,000,000	8,365,031
Total Foreign Government Bonds (Cost $415,501,270)				381,901,368

U.S. Treasury Securities : 9.47%
U.S. Treasury Bond	3.00	11-15-2045	$9,500,000	9,348,181
U.S. Treasury Note	1.38	10-31-2020	6,900,000	6,810,100
U.S. Treasury Note	1.50	8-15-2026	21,300,000	19,558,512
U.S. Treasury Note	2.13	12-31-2022	17,500,000	17,470,583
Total U.S. Treasury Securities (Cost $55,027,150)				53,187,376

Yankee Corporate Bonds and Notes : 3.38%
Cayman Islands : 0.22%
UPCB Finance IV Limited (Financials, Diversified Financial Services) 144A	5.38	1-15-2025	1,200,000	1,209,000

France : 0.60%
Danone SA (Consumer Staples, Food Products) 144A	2.95	11-2-2026	3,550,000	3,375,897

Ireland : 0.26%
Ardagh Packaging Finance plc (Financials, Diversified Financial Services) 144A	4.63	5-15-2023	1,500,000	1,481,250

Netherlands : 1.37%
Fiat Chrysler Automobiles NV (Consumer Discretionary, Automobiles)	5.25	4-15-2023	1,650,000	1,680,195
Mubadala Development Company (Energy, Oil, Gas & Consumable Fuels)	5.50	4-20-2021	1,700,000	1,875,131
Myriad International Holdings BV (Consumer Discretionary, Media)	6.00	7-18-2020	1,950,000	2,109,608
Siemens Financieringsmat Company (Financials, Diversified Financial Services) 144A	2.35	10-15-2026	2,200,000	2,033,139
				7,698,073

Switzerland : 0.43%
Credit Suisse Group Funding Limited (Financials, Diversified Financial Services)	3.80	9-15-2022	2,400,000	2,418,650

United Kingdom : 0.50%
International Game Technology plc (Consumer Discretionary, Hotels, Restaurants & Leisure) 144A	6.25	2-15-2022	1,500,000	1,608,750
Jaguar Land Rover Automobiles plc (Consumer Discretionary, Automobiles) 144A	3.50	3-15-2020	1,200,000	1,210,493
				2,819,243

Total Yankee Corporate Bonds and Notes (Cost $18,874,586)				19,002,113

	Yield		Shares
Short-Term Investments : 0.51%
Investment Companies : 0.51%
Wells Fargo Government Money Market Fund Select Class (l)(u)	0.43		2,837,284	2,837,284

Total Short-Term Investments (Cost $2,837,284)				2,837,284

Total investments in securities (Cost $619,213,602)*	101.52%			570,216,333
Other assets and liabilities, net	(1.52)			(8,519,739)

Total net assets	100.00%			$561,696,594

4

Wells Fargo International Bond Fund	Portfolio of investments — December 31, 2016 (unaudited)

@	Foreign bond principal is denominated in the local currency of the issuer.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
¤	The security is issued in zero coupon form with no periodic interest payments.
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.
*	Cost for federal income tax purposes is $622,302,554 and unrealized gains (losses) consists of:

Gross unrealized gains	$3,655,448
Gross unrealized losses	(55,741,669)

Net unrealized losses	$(52,086,221)

Abbreviations:
AUD	Australian dollar
BRL	Brazilian real
CAD	Canadian dollar
COP	Colombian peso
EUR	Euro
GBP	Great British pound
HUF	Hungarian forint
IDR	Indonesian rupiah
JPY	Japanese yen
KRW	Republic of Korea won
LLC	Limited liability company
MXN	Mexican peso
MYR	Malaysian ringgit
NOK	Norwegian krone
NZD	New Zealand dollar
PEN	Peruvian sol
PHP	Philippine peso
plc	Public limited company
PLN	Polish zloty
RON	Romanian lei
SGD	Singapore dollar
THB	Thai baht
TRY	Turkish lira
ZAR	South African rand

5

Wells Fargo International Bond Fund (the “Fund”)

Notes to Portfolio of investments – December 31, 2016 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team of Wells Fargo Funds Management, LLC.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Forward foreign currency contracts

The Fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on forward foreign currency contract transactions. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The Fund’s maximum risk of loss from counterparty credit risk is the unrealized gains on the contracts. This risk may be mitigated if there is a master netting arrangement between the Fund and the counterparty.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of December 31, 2016:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Corporate bonds and notes	$0	$27,105,743	$0	$27,105,743
Foreign corporate bonds and notes	0	86,182,449	0	86,182,449
Foreign government bonds	0	381,901,368	0	381,901,368
U.S. Treasury securities	53,187,376	0	0	53,187,376
Yankee corporate bonds and notes	0	19,002,113	0	19,002,113
Short-term investments
Investment companies	2,837,284	0	0	2,837,284

	56,024,660	514,191,673	0	570,216,333
Forward foreign currency contracts	0	6,703,196	0	6,703,196

Total assets	$56,024,660	$520,894,869	$0	$576,919,529

Liabilities
Forward foreign currency contracts	$0	$26,551,285	$0	$26,551,285

Total liabilities	$0	$26,551,285	$0	$26,551,285

Forward foreign currency contracts are reported at their unrealized gains (losses) at measurement date, which represents the change in the contract’s value from trade date. All other assets and liabilities are reported at their market value at measurement date.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At December 31, 2016, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Derivative transactions

During the three months ended December 31, 2016, the Fund entered into forward foreign currency contracts for hedging purposes. At December 31, 2016, the Fund had forward foreign currency contracts outstanding as follows:

Forward foreign currency contracts to buy:

Exchange date	Counterparty	Contracts to receive		U.S. value at December 31, 2016	In exchange for U.S. $	Unrealized gains (losses)
1-17-2017	State Street Bank	9,250,000,000	JPY	$79,211,326	$90,044,925	$(10,833,599)
1-27-2017	State Street Bank	23,650,000	CAD	17,619,751	17,713,047	(93,296)
2-7-2017	State Street Bank	290,000,000	MXN	13,923,130	14,977,018	(1,053,888)
2-10-2017	State Street Bank	80,000,000	THB	2,233,438	2,223,457	9,981
2-14-2017	State Street Bank	10,000,000,000	JPY	85,742,583	97,453,064	(11,710,481)
2-22-2017	State Street Bank	2,250,000	PLN	537,214	528,119	9,095
2-22-2017	State Street Bank	512,000,000	HUF	1,745,071	1,708,432	36,639
3-6-2017	State Street Bank	45,750,000	ZAR	3,293,203	3,199,806	93,397
3-13-2017	State Street Bank	3,900,000	GBP	4,814,397	4,826,991	(12,594)
3-16-2017	State Street Bank	78,500,000	EUR	82,925,913	83,825,833	(899,920)

Forward foreign currency contracts to sell:

Exchange date	Counterparty	Contracts to deliver		U.S. value at December 31, 2016	In exchange for U.S. $	Unrealized gains (losses)
1-17-2017	State Street Bank	1,877,888,000	JPY	$16,081,081	$17,000,000	$918,919
2-7-2017	State Street Bank	511,800,000	MXN	24,571,924	26,264,337	1,692,413
2-10-2017	State Street Bank	662,222,222	THB	18,487,905	18,923,068	435,163
2-10-2017	State Street Bank	66,000,000	MYR	14,694,984	15,610,956	915,972
2-22-2017	State Street Bank	4,484,000,000	HUF	15,283,002	15,352,484	69,482
2-22-2017	State Street Bank	108,000,000	PLN	25,786,250	25,695,931	(90,319)
3-6-2017	State Street Bank	232,175,000	ZAR	16,712,556	16,137,608	(574,948)
3-7-2017	State Street Bank	53,500,000	BRL	16,157,108	15,056,215	(1,100,893)
3-13-2017	State Street Bank	5,350,000	GBP	6,604,365	6,758,602	154,237
3-14-2017	State Street Bank	38,935,000	NZD	26,992,935	27,813,996	821,061
3-16-2017	State Street Bank	25,650,000	EUR	27,096,174	26,914,827	(181,347)
3-20-2017	State Street Bank	86,000,000	AUD	61,948,683	63,495,520	1,546,837

Wells Fargo Strategic Income Fund	Portfolio of investments — December 31, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Asset-Backed Securities : 4.42%
AmeriCredit Automobile Receivables Trust Series 2015-4 Class D	3.72%	12-8-2021	$300,000	$306,374
Avis Budget Rental Car Funding LLC Series 2012-3A Class B 144A	3.04	3-20-2019	250,000	250,960
Hertz Fleet Lease Funding LP Series 2014-1 Class C 144A±	1.69	4-10-2028	600,000	598,518
Total Asset-Backed Securities (Cost $1,148,240)				1,155,852

			Shares
Common Stocks : 0.39%
Utilities : 0.39%
Electric Utilities : 0.39%
Vistra Energy Corporation			6,516	100,998

Total Common Stocks (Cost $391,815)				100,998

			Principal
Corporate Bonds and Notes : 35.97%
Consumer Discretionary : 8.50%
Auto Components : 0.19%
Allison Transmission Incorporated 144A	5.00	10-1-2024	$50,000	50,500

Automobiles : 0.96%
Ford Motor Company	7.45	7-16-2031	200,000	250,574

Hotels, Restaurants & Leisure : 1.19%
Brinker International Incorporated 144A	5.00	10-1-2024	25,000	24,938
CCM Merger Incorporated 144A	9.13	5-1-2019	73,000	75,920
Greektown Holdings LLC 144A	8.88	3-15-2019	200,000	210,250
				311,108

Household Durables : 0.78%
D.R. Horton Incorporated	4.38	9-15-2022	200,000	203,500

Leisure Products : 0.20%
Vista Outdoor Incorporated	5.88	10-1-2023	50,000	52,344

Media : 3.77%
Altice US Finance I Corporation 144A	5.50	5-15-2026	125,000	127,500
AMC Entertainment Holdings Incorporated 144A	5.88	11-15-2026	25,000	25,563
CCO Holdings LLC 144A	5.13	5-1-2023	35,000	36,050
CCO Holdings LLC	5.25	9-30-2022	50,000	51,750
CCO Holdings LLC 144A	5.38	5-1-2025	5,000	5,150
Charter Communications Operating LLC	4.91	7-23-2025	300,000	315,786
Gray Television Incorporated 144A	5.13	10-15-2024	50,000	48,375
Gray Television Incorporated 144A	5.88	7-15-2026	50,000	49,625
National CineMedia LLC	5.75	8-15-2026	50,000	50,750
Nexstar Broadcasting Group Incorporated 144A	5.63	8-1-2024	25,000	24,813
Nexstar Broadcasting Group Incorporated 144A	6.13	2-15-2022	50,000	51,750
Time Warner Incorporated	3.80	2-15-2027	200,000	198,244
				985,356

Specialty Retail : 0.84%
Asbury Automotive Group Incorporated	6.00	12-15-2024	75,000	76,688
Century Intermediate Holding Company (PIK at 10.50%) 144A¥	9.75	2-15-2019	5,000	4,963
Group 1 Automotive Incorporated	5.00	6-1-2022	25,000	24,688
Penske Auto Group Incorporated	5.75	10-1-2022	50,000	51,500

1

Portfolio of investments — December 31, 2016 (unaudited)	Well Fargo Strategic Income Fund

Security name	Interest rate	Maturity date	Principal	Value
Specialty Retail (continued)
Sonic Automotive Incorporated	5.00%	5-15-2023	$65,000	$63,213
				221,052

Textiles, Apparel & Luxury Goods : 0.57%
Levi Strauss & Company	5.00	5-1-2025	100,000	100,000
Wolverine World Wide Company 144A	5.00	9-1-2026	50,000	48,125
				148,125

Consumer Staples : 1.06%
Beverages : 0.78%
Anheuser-Busch InBev Finance Incorporated	3.65	2-1-2026	200,000	202,726

Tobacco : 0.28%
Altria Group Incorporated	3.88	9-16-2046	80,000	73,676

Energy : 6.28%
Energy Equipment & Services : 2.12%
Bristow Group Incorporated	6.25	10-15-2022	150,000	127,500
Era Group Incorporated	7.75	12-15-2022	40,000	36,000
Hilcorp Energy Company 144A	5.75	10-1-2025	75,000	75,938
Hornbeck Offshore Services Incorporated	1.50	9-1-2019	25,000	17,734
NGPL PipeCo LLC 144A	7.77	12-15-2037	175,000	185,500
PHI Incorporated	5.25	3-15-2019	120,000	112,800
				555,472

Oil, Gas & Consumable Fuels : 4.16%
Buckeye Partners LP	4.35	10-15-2024	100,000	101,933
Crestwood Midstream Partners LP	6.25	4-1-2023	50,000	51,000
Enable Midstream Partner LP	3.90	5-15-2024	100,000	94,746
EnLink Midstream LLC	4.40	4-1-2024	50,000	49,624
Exterran Partners LP	6.00	4-1-2021	50,000	48,500
Gulfport Energy Corporation	6.63	5-1-2023	75,000	78,375
Murphy Oil Corporation	4.70	12-1-2022	25,000	24,180
PDC Energy Incorporated 144A	6.13	9-15-2024	25,000	25,563
Rose Rock Midstream LP	5.63	11-15-2023	100,000	97,500
Sabine Pass Liquefaction LLC	5.63	2-1-2021	100,000	107,000
Sabine Pass Liquefaction LLC 144A	5.88	6-30-2026	75,000	80,813
Southwestern Energy Company	6.70	1-23-2025	75,000	76,688
Tallgrass Energy Partners LP 144A	5.50	9-15-2024	125,000	124,063
TC Pipelines LP	4.38	3-13-2025	100,000	100,686
Tesoro Logistics LP	5.25	1-15-2025	25,000	25,531
				1,086,202

Financials : 7.00%
Banks : 1.71%
Bank of America Corporation ±	6.30	12-29-2049	200,000	209,000
CIT Group Incorporated	5.00	8-1-2023	100,000	103,250
JPMorgan Chase & Company ±	6.00	12-31-2049	135,000	135,506
				447,756

Capital Markets : 0.89%
Goldman Sachs Group Incorporated	4.25	10-21-2025	200,000	202,898
Jefferies Finance LLC 144A	6.88	4-15-2022	30,000	28,950
				231,848

2

Well Fargo Strategic Income Fund	Portfolio of investments — December 31, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Consumer Finance : 2.13%
Ally Financial Incorporated	7.50%	9-15-2020	$75,000	$84,094
Arch Capital Finance LLC	4.01	12-15-2026	125,000	126,614
General Motors Financial Company Incorporated	3.20	7-6-2021	200,000	198,155
Springleaf Finance Corporation	7.75	10-1-2021	100,000	105,500
Springleaf Finance Corporation	8.25	10-1-2023	40,000	41,800
				556,163

Insurance : 2.27%
Fairfax US Incorporated 144A	4.88	8-13-2024	200,000	195,395
Hub Holdings LLC (PIK at 8.88%) 144A¥	8.13	7-15-2019	30,000	29,925
Hub International Limited 144A	7.88	10-1-2021	100,000	105,641
Lincoln National Corporation	7.00	6-15-2040	80,000	100,844
MetLife Incorporated	6.40	12-15-2066	150,000	162,000
				593,805

Health Care : 2.27%
Health Care Providers & Services : 1.87%
Aetna Incorporated	3.20	6-15-2026	200,000	197,562
DaVita HealthCare Partners Incorporated	5.00	5-1-2025	100,000	98,375
MPH Acquisition Holdings LLC 144A	7.13	6-1-2024	75,000	78,945
Vizient Incorporated 144A	10.38	3-1-2024	100,000	113,250
				488,132

Health Care Technology : 0.40%
Change Healthcare Holdings Incorporated 144A	6.00	2-15-2021	100,000	104,500

Industrials : 1.69%
Aerospace & Defense : 0.48%
L3 Technologies Incorporated	3.85	12-15-2026	125,000	124,066

Airlines : 0.39%
American Airlines Incorporated	4.38	4-1-2024	102,670	102,414

Commercial Services & Supplies : 0.82%
Advanced Disposal Services Incorporated 144A	5.63	11-15-2024	50,000	49,750
Covanta Holding Corporation	5.88	3-1-2024	145,000	139,563
The ServiceMaster Company LLC 144A	5.13	11-15-2024	25,000	25,375
				214,688

Information Technology : 3.41%
Electronic Equipment, Instruments & Components : 0.89%
Arrow Electronics Incorporated	3.50	4-1-2022	125,000	123,630
Zebra Technologies Corporation «	7.25	10-15-2022	100,000	108,750
				232,380

Internet Software & Services : 0.30%
Zayo Group LLC	6.38	5-15-2025	75,000	78,375

Semiconductors & Semiconductor Equipment : 1.18%
KLA-Tencor Corporation	4.13	11-1-2021	200,000	208,373
Micron Technology Incorporated 144A	5.63	1-15-2026	100,000	99,125
				307,498

3

Portfolio of investments — December 31, 2016 (unaudited)	Well Fargo Strategic Income Fund

Security name	Interest rate	Maturity date	Principal	Value
Software : 0.18%
Boxer Parent Company Incorporated (PIK at 9.75%) 144A¥	9.00%	10-15-2019	$50,000	$46,875

Technology Hardware, Storage & Peripherals : 0.86%
Diamond 1 Finance Corporation/Diamond 2 Finance Corporation 144A	5.88	6-15-2021	50,000	53,181
Diamond 1 Finance Corporation/Diamond 2 Finance Corporation 144A	7.13	6-15-2024	75,000	83,229
Diamond 1 Finance Corporation/Diamond 2 Finance Corporation 144A	8.35	7-15-2046	55,000	67,617
NCR Corporation	5.88	12-15-2021	10,000	10,475
NCR Corporation	6.38	12-15-2023	10,000	10,750
				225,252

Materials : 0.40%
Containers & Packaging : 0.40%
Owens-Illinois Incorporated 144A	6.38	8-15-2025	100,000	105,500

Real Estate : 2.24%
Equity REITs : 1.85%
DuPont Fabros Technology Incorporated LP	5.88	9-15-2021	85,000	88,931
Equinix Incorporated	5.75	1-1-2025	25,000	26,125
ESH Hospitality Incorporated 144A	5.25	5-1-2025	100,000	99,500
Omega Healthcare Investors Incorporated	4.50	1-15-2025	175,000	171,288
The Geo Group Incorporated	5.88	10-15-2024	100,000	98,625
				484,469

Real Estate Management & Development : 0.39%
Onex Corporation 144A	7.75	1-15-2021	100,000	102,000

Telecommunication Services : 2.73%
Diversified Telecommunication Services : 0.74%
GCI Incorporated	6.75	6-1-2021	90,000	92,250
SBA Communications Corporation	4.88	7-15-2022	100,000	101,500
				193,750

Wireless Telecommunication Services : 1.99%
CC Holdings GS V LLC	3.85	4-15-2023	200,000	203,029
Sprint Communications Incorporated 144A	7.00	3-1-2020	150,000	162,750
T-Mobile USA Incorporated	6.38	3-1-2025	20,000	21,375
T-Mobile USA Incorporated	6.50	1-15-2024	100,000	107,250
T-Mobile USA Incorporated	6.84	4-28-2023	25,000	26,781
				521,185

Utilities : 0.39%
Independent Power & Renewable Electricity Producers : 0.39%
NSG Holdings LLC 144A	7.75	12-15-2025	94,419	101,855

Total Corporate Bonds and Notes (Cost $9,261,165)				9,403,146

Foreign Corporate Bonds and Notes @: 3.26%
Consumer Discretionary : 1.11%
Hotels, Restaurants & Leisure : 1.11%
Schumann SpA 144A (EUR)	7.00	7-31-2023	125,000	136,592
William Hill plc (GBP)	4.88	9-7-2023	125,000	153,511
				290,103

4

Well Fargo Strategic Income Fund	Portfolio of investments — December 31, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Financials : 1.11%
Diversified Financial Services : 1.11%
Arrow Global Finance plc 144A (GBP)	5.13%	9-15-2024	125,000	$153,588
Ineos Finance plc 144A (EUR)	4.00	5-1-2023	125,000	136,045
				289,633

Materials : 0.51%
Paper & Forest Products : 0.51%
Lecta SA 144A (EUR)	6.50	8-1-2023	125,000	134,377

Telecommunication Services : 0.53%
Diversified Telecommunication Services : 0.53%
SFR Group SA 144A (EUR)	5.63	5-15-2024	125,000	138,613

Total Foreign Corporate Bonds and Notes (Cost $906,529)				852,726

Foreign Government Bonds @: 2.92%
Colombia (COP)	7.00	9-11-2019	720,000,000	243,373
Indonesia Government (IDR)	7.88	4-15-2019	4,100,000,000	306,758
Mexico (MXN)	4.75	6-14-2018	4,565,000	213,840
Total Foreign Government Bonds (Cost $854,561)				763,971

Loans : 14.72%
Consumer Discretionary : 4.35%
Auto Components : 0.71%
Allison Transmission Incorporated ±	3.26	9-23-2022	$84,823	85,862
Federal-Mogul Holdings Corporation ±	4.00	4-15-2018	99,745	99,520
				185,382

Distributors : 1.17%
Spin Holdco Incorporated ±	4.25	11-14-2019	307,148	305,830

Hotels, Restaurants & Leisure : 0.39%
Belmond Interfin Limited ±	4.00	3-21-2021	102,113	102,113

Household Products : 0.29%
Anchor Glass Container Corporation ±	4.25	12-7-2023	75,000	75,539

Media : 1.25%
Altice US Finance I Corporation ±	3.88	1-15-2025	149,623	151,119
Learfield Communications Incorporated ±	4.25	11-17-2023	150,000	151,875
Salem Communications Corporation ±	4.50	3-16-2020	26,300	25,445
				328,439

Specialty Retail : 0.54%
Focus Brands Incorporated ±	5.00	10-3-2023	137,686	140,325

Energy : 0.95%
Energy Equipment & Services : 0.47%
ExGen Renewables I LLC ±	5.25	2-14-2021	15,589	15,686

5

Portfolio of investments — December 31, 2016 (unaudited)	Well Fargo Strategic Income Fund

Security name	Interest rate	Maturity date	Principal	Value
Energy Equipment & Services (continued)
Hummel Station LLC ±	7.00%	10-27-2022	$112,613	$107,827
				123,513

Oil, Gas & Consumable Fuels : 0.48%
Veresen Midstream LP ±	5.25	3-31-2022	124,367	125,092

Financials : 0.38%
Capital Markets : 0.38%
La Quinta Intermediate Holdings LLC ±	3.75	4-14-2021	99,495	99,464

Health Care : 1.44%
Health Care Providers & Services : 0.81%
Community Health Systems Incorporated ±	4.00	1-27-2021	66,626	64,405
Surgery Center Holdings Incorporated ±	4.75	11-3-2020	49,125	49,432
Team Health Incorporated ±	3.77	11-23-2022	99,499	99,541
				213,378

Pharmaceuticals : 0.63%
Valeant Pharmaceuticals International Incorporated ±	5.25	12-11-2019	164,434	163,964

Industrials : 1.69%
Aerospace & Defense : 0.38%
TransDigm Incorporated ±	3.98	6-4-2021	99,490	100,158

Commercial Services & Supplies : 0.90%
KAR Auction Services Incorporated ±	4.19	3-9-2021	133,395	134,385
Sedgwick Claims Management Services Incorporated ±	3.75	3-1-2021	99,489	99,631
				234,016

Transportation Infrastructure : 0.41%
OSG Bulk Ships Incorporated ±	5.25	8-5-2019	11,865	11,553
OSG International Incorporated ±	5.75	8-5-2019	98,845	95,880
				107,433

Information Technology : 1.82%
Internet Software & Services : 0.56%
Applied Systems Incorporated ±	4.00	1-25-2021	143,232	144,486

IT Services : 1.26%
First Data Corporation ±	3.76	7-10-2022	326,534	329,868

Materials : 0.95%
Containers & Packaging : 0.95%
Berry Plastics Group Incorporated ±	3.75	10-1-2022	94,987	95,878
Reynolds Group Holdings Incorporated ±	4.25	2-5-2023	149,625	151,461
				247,339

Real Estate : 0.35%
Real Estate Management & Development : 0.35%
Capital Automotive LP ±	4.00	4-10-2019	90,077	90,922

6

Well Fargo Strategic Income Fund	Portfolio of investments — December 31, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Telecommunication Services : 2.79%
Diversified Telecommunication Services : 2.00%
Intelsat Jackson Holdings SA ±	3.75%	6-30-2019	$240,332	$232,045
Level 3 Financing Incorporated ±	4.00	8-1-2019	288,205	292,024
				524,069

Wireless Telecommunication Services : 0.79%
Syniverse Holdings Incorporated ±	4.00	4-23-2019	236,857	206,303

Total Loans (Cost $3,871,255)				3,847,633

Municipal Obligations : 2.05%
Idaho : 0.17%
Idaho Housing & Finance Association Legacy Public Charter School Series B (Education Revenue)	7.00	5-1-2017	45,000	44,949

Illinois : 0.76%
Chicago IL Refunding Bonds Taxable Project Series E (GO Revenue)	6.05	1-1-2029	200,000	197,254

Michigan : 0.18%
Wayne County MI Series 2016 (GO Revenue)	4.25	12-1-2018	47,000	47,143

Texas : 0.94%
North Texas Tollway Authority Build America Bonds Sub Lien Series B-2 (Transportation Revenue)	8.91	2-1-2030	210,000	245,120

Total Municipal Obligations (Cost $546,431)				534,466

Non-Agency Mortgage-Backed Securities : 14.00%
321 Henderson Receivables LLC Series 2015-2A Class A 144A	3.87	3-15-2058	441,753	429,632
ACAS CLO Limited Trust Series 2015-1A Class B 144A±	2.98	4-18-2027	500,000	499,996
Ascentium Equipment Receivables LLC Series 2016-1A Class B 144A	2.85	7-10-2020	400,000	402,722
BB-UBS Trust Series 2012-TFT Class C 144A±	3.58	6-5-2030	150,000	145,173
BCC Funding Corporation Series 2016-1 Class B 144A	2.73	4-20-2022	400,000	392,909
Citi Held For Asset Issuance Trust Series 2015-PM3 Class B 144A	4.31	5-16-2022	450,000	451,210
Commercial Mortgage Trust Series 2015-LC23 Class C ±	4.80	10-10-2053	300,000	293,914
GS Mortgage Securities Trust Series 2014-GC24 Class D 144A±	4.66	9-10-2047	325,000	245,370
JPMBB Commercial Mortgage Securities Trust Series 2014-C19 Class D 144A±	4.82	4-15-2047	493,000	411,770
Morgan Stanley Capital I Trust Series 2007-HQ11 Class AM ±	5.48	2-12-2044	23,140	23,122
Social Professional Loan Program LLC Series 2016-A Class A2 144A	2.76	12-26-2036	363,151	365,022
Total Non-Agency Mortgage-Backed Securities (Cost $3,782,210)				3,660,840

U.S. Treasury Securities : 0.46%
U.S. Treasury Note	1.63	2-15-2026	130,000	121,282

Total U.S. Treasury Securities (Cost $126,742)				121,282

Yankee Corporate Bonds and Notes : 6.71%
Consumer Staples : 0.42%
Food & Staples Retailing : 0.42%
Delhaize Group SA	5.70	10-1-2040	100,000	110,624

7

Portfolio of investments — December 31, 2016 (unaudited)	Well Fargo Strategic Income Fund

Security name	Interest rate	Maturity date	Principal	Value
Energy : 0.27%
Oil, Gas & Consumable Fuels : 0.27%
Teekay Corporation	8.50%	1-15-2020	$75,000	$71,250

Financials : 4.39%
Banks : 3.27%
BPCE SA 144A	5.15	7-21-2024	230,000	233,554
Credit Agricole SA 144A±	8.13	12-29-2049	200,000	210,492
Credit Suisse Group Funding (Guernsey) Limited	3.45	4-16-2021	210,000	211,147
Intesa Sanpaolo SpA 144A	5.71	1-15-2026	100,000	95,308
Nielsen Holding and Finance BV 144A	5.50	10-1-2021	100,000	104,000
				854,501

Diversified Financial Services : 1.12%
Deutsche Bank AG (London)	6.00	9-1-2017	285,000	291,730

Health Care : 0.14%
Pharmaceuticals : 0.14%
Valeant Pharmaceuticals International Incorporated 144A	6.13	4-15-2025	50,000	37,563

Industrials : 0.30%
Commercial Services & Supplies : 0.30%
GFL Environmental Incorporated 144A	7.88	4-1-2020	50,000	52,438
Ritchie Brothers Auctioneers Incorporated 144A	5.38	1-15-2025	25,000	25,500
				77,938

Information Technology : 0.64%
Technology Hardware, Storage & Peripherals : 0.64%
Seagate HDD Cayman	4.75	1-1-2025	175,000	166,722

Materials : 0.19%
Containers & Packaging : 0.19%
Ardagh Packaging Finance plc 144A±	3.85	12-15-2019	50,000	50,750

Telecommunication Services : 0.36%
Diversified Telecommunication Services : 0.36%
Intelsat Jackson Holdings SA	5.50	8-1-2023	100,000	67,380
Intelsat Luxembourg SA	8.13	6-1-2023	85,000	26,563
				93,943

Total Yankee Corporate Bonds and Notes (Cost $1,847,990)				1,755,021

Yankee Government Bonds : 3.87%
Federal Democratic Republic of Ethiopia	6.63	12-11-2024	200,000	183,524
Republic of Argentina 144A	7.50	4-22-2026	200,000	210,000
Republic of Ghana	9.25	9-15-2022	200,000	213,802
Republic of Sri Lanka	5.75	1-18-2022	200,000	196,953
The Dominican Republic	6.88	1-29-2026	200,000	208,120
Total Yankee Government Bonds (Cost $1,022,557)				1,012,399

8

Well Fargo Strategic Income Fund	Portfolio of investments — December 31, 2016 (unaudited)

		Yield		Shares	Value
Short-Term Investments : 10.34%
Investment Companies : 9.54%
Securities Lending Cash Investment LLC (l)(r)(u)		0.83%		106,864	$106,875
Wells Fargo Government Money Market Fund Select Class (l)(u)		0.43		2,386,009	2,386,009
					2,492,884

			Maturity date	Principal
U.S. Treasury Securities : 0.80%
U.S. Treasury Bill #(z)		0.50	3-16-2017	$210,000	209,790

Total Short-Term Investments (Cost $2,702,665)					2,702,674

Total investments in securities (Cost $26,462,160)*	99.11%				25,911,008
Other assets and liabilities, net	0.89				233,267

Total net assets	100.00%				$26,144,275

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
±	Variable rate investment. The rate shown is the rate in effect at period end.
¥	A payment-in-kind (PIK) security is a security in which the issuer may make interest or dividend payments in cash or additional securities. These additional securities generally have the same terms as the original holdings.
«	All or a portion of this security is on loan.
@	Foreign bond principal is denominated in the local currency of the issuer.
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.
#	All or a portion of this security is segregated as collateral for investments in derivative instruments.
(z)	Zero coupon security. The rate represents the current yield to maturity.
*	Cost for federal income tax purposes is $26,464,980 and unrealized gains (losses) consists of:

Gross unrealized gains	$309,847
Gross unrealized losses	(863,819)

Net unrealized losses	$(553,972)

Abbreviations:
COP	Colombian Peso
EUR	Euro
GBP	Great British pound
GO	General obligation
IDR	Indonesian rupiah
LLC	Limited liability company
LP	Limited partnership
MXN	Mexican peso
plc	Public limited company
REIT	Real estate investment trust

9

Wells Fargo Strategic Income Fund (the “Fund”)

Notes to Portfolio of investments – December 31, 2016 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Equity securities and futures that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”).

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment vehicles that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Forward foreign currency contracts

The Fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on forward foreign currency contract transactions. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The Fund’s maximum risk of loss from counterparty credit risk is the unrealized gains on the contracts. This risk may be mitigated if there is a master netting arrangement between the Fund and the counterparty.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase

NOTES TO FINANCIAL STATEMENTS continued

or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service.

Loans

The Fund may invest in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. The loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. Investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. When the Fund purchases participations, it generally has no rights to enforce compliance with terms of the loan agreement with the borrower. As a result, the Fund assumes the credit risk of both the borrower and the lender that is selling the participation. When the Fund purchases assignments from lenders, it acquires direct rights against the borrower on the loan and may enforce compliance by the borrower with the terms of the loan agreement. Loans may include fully funded term loans or unfunded loan commitments, which are contractual obligations for future funding.

Futures contracts

The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Fluctuations in the value of the contracts are recorded as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

NOTES TO FINANCIAL STATEMENTS continued

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of December 31, 2016:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total

Assets
Investments in :
Asset-backed securities	$0	$1,155,852	$0	$1,155,852
Common stocks
Utilities	100,998	0	0	100,998
Corporate bonds and notes	0	9,403,146	0	9,403,146
Foreign corporate bonds and notes	0	852,726	0	852,726
Foreign government bonds	0	763,971	0	763,971
Loans	0	3,473,076	374,557	3,847,633
Municipal obligations	0	534,466	0	534,466
Non-agency mortgage-backed securities	0	3,660,840	0	3,660,840
U.S. Treasury securities	121,282	0	0	121,282
Yankee corporate bonds and notes	0	1,755,021	0	1,755,021
Yankee government bonds	0	1,012,399	0	1,012,399
Short-term investments
Investment companies	2,386,009	0	0	2,386,009
U.S. Treasury securities	209,790	0	0	209,790
Investments measured at net asset value*				106,875

	2,818,079	22,611,497	374,557	25,911,008
Forward foreign currency contracts	0	16,164	0	16,164
Futures contracts	1,938	0	0	1,938

Total assets	$2,820,017	$22,627,661	$374,557	$25,929,110

Liabilities
Forward foreign currency contracts	$0	$491	$0	$491
Futures contracts	7,297	0	0	7,297

Total liabilities	$7,297	$491	$0	$7,788

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The Fund’s investment in Securities Lending Cash Investments, LLC valued at $106,875 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

Forward foreign currency contracts are reported at their unrealized gains (losses) at measurement date, which represents the change in the contract’s value from trade date. Futures contracts are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All other assets and liabilities are reported at their market value at measurement date.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At December 31, 2016, the Fund did not have any transfers between Level 1 and Level 2.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Loans
Balance as of September 30, 2016	$349,964
Accrued discounts (premiums)	4
Realized gains (losses)	(4)
Change in unrealized gains (losses)	(2,166)
Purchases	151,120
Sales	(834)
Transfers into Level 3	25,445
Transfers out of Level 3	(148,972)

Balance as of December 31, 2016	$374,557

Change in unrealized gains (losses) relating to securities still held at December 31, 2016	$(2,164)

NOTES TO FINANCIAL STATEMENTS continued

The investment type categorized above was valued using indicative broker quotes. These indicative broker quotes are considered Level 3 inputs. Quantitative unobservable inputs used by the brokers are often proprietary and not provided to the Fund and therefore the disclosure that would address these inputs is not included above.

Derivative transactions

During the three months ended December 31, 2016, the Fund entered into futures contracts to manage duration exposure.

At December 31, 2016, the Fund had long and short futures contracts outstanding as follows:

Expiration date	Counterparty	Contracts	Type	Contract value at December 31, 2016	Unrealized gains (losses)
3-22-2017	JPMorgan	2 Long	Ultra U.S. Treasury Bonds	$320,500	$(4,691)
3-22-2017	JPMorgan	5 Short	10-Year U.S. Treasury Notes	621,406	2,964
3-31-2017	JPMorgan	34 Short	5-Year U.S. Treasury Notes	4,000,578	14,352

During the three months ended December 31, 2016, the Fund entered into forward foreign currency contracts for economic hedging purposes.

At December 31, 2016, the Fund had forward foreign currency contracts outstanding as follows:

Forward foreign currency contracts to buy:

Exchange date	Counterparty	Contracts to receive	U.S. value at December 31, 2016	In exchange for U.S. $	Unrealized losses
1-17-2017	State Street Bank	110,000 MXN	$5,296	$5,330	$(34)
1-23-2017	State Street Bank	173,887 CAD	129,543	130,000	(457)

Forward foreign currency contracts to sell:

Exchange date	Counterparty	Contracts to deliver	U.S. value at December 31, 2016	In exchange for U.S. $	Unrealized gains
1-17-2017	State Street Bank	4,600,000 MXN	$221,487	$226,419	$4,932
1-17-2017	State Street Bank	725,000,000 COP	240,912	242,313	1,401
1-31-2017	Citibank	500,000 EUR	527,058	531,128	4,070
1-31-2017	Citibank	250,000 GBP	308,327	310,686	2,359
3-16-2017	State Street Bank	4,165,000,000 IDR	305,918	309,320	3,402

Wells Fargo C&B Mid Cap Value Fund	Portfolio of investments — December 31, 2016 (unaudited)

Security name	Shares	Value
Common Stocks : 94.13%
Consumer Discretionary : 15.23%
Automobiles : 1.19%
Winnebago Industries Incorporated «	72,000	$2,278,800

Hotels, Restaurants & Leisure : 1.28%
Brinker International Incorporated «	49,600	2,456,688

Household Durables : 3.06%
Helen of Troy Limited †	32,300	2,727,735
Whirlpool Corporation	17,300	3,144,621
		5,872,356

Media : 2.58%
Omnicom Group Incorporated	58,300	4,961,913

Specialty Retail : 3.17%
Penske Auto Group Incorporated	32,310	1,674,950
Sally Beauty Holdings Incorporated †	167,300	4,420,066
		6,095,016

Textiles, Apparel & Luxury Goods : 3.95%
Gildan Activewear Incorporated	186,300	4,726,431
HanesBrands Incorporated	133,200	2,873,124
		7,599,555

Consumer Staples : 1.30%
Food & Staples Retailing : 1.30%
United Natural Foods Incorporated †	52,500	2,505,300

Energy : 2.12%
Oil, Gas & Consumable Fuels : 2.12%
World Fuel Services Corporation	88,900	4,081,399

Financials : 25.03%
Banks : 4.83%
Commerce Bancshares Incorporated	33,601	1,942,477
SVB Financial Group †	18,000	3,089,880
TCF Financial Corporation	217,200	4,254,948
		9,287,305

Capital Markets : 2.34%
State Street Corporation	57,800	4,492,216

Consumer Finance : 6.39%
First Cash Finacial Services Incorporated	129,400	6,081,800
PRA Group Incorporated †	158,800	6,209,080
		12,290,880

Insurance : 11.47%
Endurance Specialty Holdings Limited	37,000	3,418,800
FNF Group	143,200	4,863,072
RenaissanceRe Holdings Limited	52,300	7,124,306
The Progressive Corporation	123,290	4,376,795
Torchmark Corporation	30,600	2,257,056
		22,040,029

1

Portfolio of investments — December 31, 2016 (unaudited)	Wells Fargo C&B Mid Cap Value Fund

Security name	Shares	Value
Health Care : 9.29%
Health Care Providers & Services : 7.80%
Cardinal Health Incorporated	55,200	$3,972,744
Laboratory Corporation of America Holdings †	44,800	5,751,424
MEDNAX Incorporated †	78,900	5,259,474
		14,983,642

Pharmaceuticals : 1.49%
Perrigo Company plc	34,400	2,863,112

Industrials : 19.05%
Aerospace & Defense : 2.00%
Rockwell Collins Incorporated	41,500	3,849,540

Building Products : 2.15%
Quanex Building Products Corporation	203,100	4,122,930

Commercial Services & Supplies : 1.19%
Tetra Tech Incorporated	52,900	2,282,635

Electrical Equipment : 4.06%
AMETEK Incorporated	69,900	3,397,140
Eaton Corporation plc	65,700	4,407,813
		7,804,953

Machinery : 7.07%
Donaldson Company Incorporated	58,000	2,440,640
Graco Incorporated	42,200	3,506,398
Parker-Hannifin Corporation	27,100	3,794,000
Woodward Governor Company	55,649	3,842,564
		13,583,602

Trading Companies & Distributors : 2.58%
AerCap Holdings NV †	119,400	4,968,234

Information Technology : 10.21%
Electronic Equipment, Instruments & Components : 0.94%
TE Connectivity Limited	26,000	1,801,280

IT Services : 6.29%
Alliance Data Systems Corporation	16,700	3,815,950
Genpact Limited †	109,800	2,672,532
Moneygram International Incorporated †	292,493	3,454,342
The Western Union Company	99,000	2,150,280
		12,093,104

Semiconductors & Semiconductor Equipment : 2.98%
Entegris Incorporated †	153,200	2,742,280
Linear Technology Corporation	48,000	2,992,800
		5,735,080

Materials : 10.28%
Chemicals : 2.24%
Axalta Coating Systems Limited †	158,100	4,300,320

Containers & Packaging : 4.38%
Ball Corporation	56,100	4,211,427

2

Wells Fargo C&B Mid Cap Value Fund	Portfolio of investments — December 31, 2016 (unaudited)

Security name			Shares	Value
Containers & Packaging (continued)
Crown Holdings Incorporated †			80,100	$4,210,857
				8,422,284

Metals & Mining : 1.30%
Reliance Steel & Aluminum Company			31,400	2,497,556

Paper & Forest Products : 2.36%
Schweitzer-Mauduit International Incorporated			99,500	4,530,235

Real Estate : 1.62%
Real Estate Management & Development : 1.62%
CBRE Group Incorporated Class A †			99,000	3,117,510

Total Common Stocks (Cost $143,006,059)				180,917,474

		Yield
Short-Term Investments : 8.21%
Investment Companies : 8.21%
Securities Lending Cash Investment LLC (l)(r)(u)		0.83%	4,637,017	4,637,481
Wells Fargo Government Money Market Fund Select Class (l)(u)		0.43	11,150,030	11,150,030
Total Short-Term Investments (Cost $15,787,047)				15,787,511

Total investments in securities (Cost $158,793,106)*	102.34%			196,704,985
Other assets and liabilities, net	(2.34)			(4,506,311)

Total net assets	100.00%			$192,198,674

«	All or a portion of this security is on loan.
†	Non-income-earning security
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(r)	The investment is a non-registered investment vehicle purchased with cash collateral received fromsecurities on loan.
(u)	The rate represents the 7-day annualized yield at period end.
*	Cost for federal income tax purposes is $159,277,716 and unrealized gains (losses) consists of:

Gross unrealized gains	$38,804,843
Gross unrealized losses	(1,377,574)

Net unrealized gains	$37,427,269

Abbreviations:

LLC	Limited liability company
plc	Public limited company

3

Wells Fargo C&B Mid Cap Value Fund (the “Fund”)

Notes to Portfolio of investments – December 31, 2016 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment vehicles that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of December 31, 2016:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total

Assets
Investments in :
Common stocks
Consumer discretionary	$29,264,328	$0	$0	$29,264,328
Consumer staples	2,505,300	0	0	2,505,300
Energy	4,081,399	0	0	4,081,399
Financials	48,110,430	0	0	48,110,430
Health care	17,846,754	0	0	17,846,754
Industrials	36,611,894	0	0	36,611,894
Information technology	19,629,464	0	0	19,629,464
Materials	19,750,395	0	0	19,750,395
Real estate	3,117,510	0	0	3,117,510
Short-term investments
Investment companies	11,150,030	0	0	11,150,030
Investments measured at net asset value*				4,637,481

Total assets	$192,067,504	$0	$0	$196,704,985

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The Fund’s investment in Securities Lending Cash Investments, LLC valued at $4,637,481 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At December 31, 2016, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Common Stock Fund	Portfolio of investments — December 31, 2016 (unaudited)

Security name	Shares	Value
Common Stocks : 96.52%
Consumer Discretionary : 10.16%
Auto Components : 0.54%
Dana Holding Corporation	354,644	$6,731,143

Diversified Consumer Services : 0.93%
Houghton Mifflin Harcourt Company †	1,070,359	11,613,395

Hotels, Restaurants & Leisure : 1.77%
Buffalo Wild Wings Incorporated †	91,456	14,120,806
Norwegian Cruise Line Holdings Limited †	184,213	7,834,579
		21,955,385

Household Durables : 4.07%
Harman International Industries Incorporated	164,519	18,287,932
MDC Holdings Incorporated	628,096	16,116,952
Mohawk Industries Incorporated †	81,201	16,214,216
		50,619,100

Media : 1.15%
Interpublic Group of Companies Incorporated	611,387	14,312,570

Specialty Retail : 1.70%
Tractor Supply Company	277,967	21,072,678

Consumer Staples : 1.01%
Household Products : 1.01%
Church & Dwight Company Incorporated	283,250	12,516,818

Energy : 6.78%
Energy Equipment & Services : 0.74%
Weatherford International plc †	1,839,231	9,177,763

Oil, Gas & Consumable Fuels : 6.04%
Cimarex Energy Company	137,846	18,733,271
Matador Resources Company «†	548,312	14,124,517
Pioneer Natural Resources Company	89,566	16,128,150
Range Resources Corporation	277,660	9,540,398
RSP Permian Incorporated †	370,938	16,551,254
		75,077,590

Financials : 20.47%
Banks : 7.29%
Bank of the Ozarks Incorporated	476,771	25,073,387
First Horizon National Corporation	1,246,124	24,934,941
PacWest Bancorp	405,087	22,052,936
Sterling BanCorp	794,181	18,583,835
		90,645,099

Capital Markets : 4.21%
E*TRADE Financial Corporation †	813,003	28,170,554

1

Portfolio of investments — December 31, 2016 (unaudited)	Wells Fargo Common Stock Fund

Security name	Shares	Value
Capital Markets (continued)
Raymond James Financial Incorporated	350,360	$24,269,437
		52,439,991

Insurance : 8.97%
Arch Capital Group Limited †	173,866	15,002,897
CNO Financial Group Incorporated	1,316,192	25,205,077
Reinsurance Group of America Incorporated	126,665	15,938,257
RenaissanceRe Holdings Limited	134,327	18,298,024
The Progressive Corporation	512,213	18,183,562
Willis Towers Watson plc	154,342	18,872,940
		111,500,757

Health Care : 13.40%
Biotechnology : 1.53%
Alkermes plc †	205,034	11,395,790
BioMarin Pharmaceutical Incorporated †	92,711	7,680,179
		19,075,969

Health Care Equipment & Supplies : 5.05%
Haemonetics Corporation †	705,970	28,379,994
Hologic Incorporated †	434,882	17,447,466
LivaNova plc †	375,969	16,907,326
		62,734,786

Health Care Providers & Services : 3.94%
Humana Incorporated	74,435	15,186,973
Laboratory Corporation of America Holdings †	157,729	20,249,249
Universal Health Services Incorporated Class B	127,191	13,530,579
		48,966,801

Life Sciences Tools & Services : 2.88%
Agilent Technologies Incorporated	468,699	21,353,926
PerkinElmer Incorporated	277,005	14,445,811
		35,799,737

Industrials : 21.07%
Aerospace & Defense : 1.12%
BWX Technologies Incorporated	349,677	13,882,177

Airlines : 1.47%
United Continental Holdings Incorporated †	250,805	18,278,668

Commercial Services & Supplies : 4.02%
Republic Services Incorporated	343,601	19,602,437
Steelcase Incorporated Class A	1,097,239	19,640,578
Stericycle Incorporated †	138,858	10,697,620
		49,940,635

Electrical Equipment : 5.32%
AMETEK Incorporated	376,393	18,292,700
Babcock & Wilcox Enterprises Incorporated †	825,762	13,699,392
Hubbell Incorporated	139,268	16,252,576

2

Wells Fargo Common Stock Fund	Portfolio of investments — December 31, 2016 (unaudited)

Security name	Shares	Value
Electrical Equipment (continued)
Sensata Technologies Holding NV †	459,119	$17,882,685
		66,127,353

Machinery : 3.84%
Allison Transmission Holdings Incorporated	448,245	15,101,374
Colfax Corporation †	448,299	16,107,383
Wabtec Corporation	200,076	16,610,310
		47,819,067

Road & Rail : 2.01%
Hertz Global Holdings Incorporated	337,095	7,267,768
Ryder System Incorporated	237,931	17,711,584
		24,979,352

Trading Companies & Distributors : 3.29%
GATX Corporation «	322,146	19,837,751
MRC Global Incorporated †	1,040,827	21,087,155
		40,924,906

Information Technology : 15.50%
Internet Software & Services : 1.10%
Cornerstone OnDemand Incorporated †	323,125	13,671,419

IT Services : 4.28%
Amdocs Limited	230,376	13,419,402
CoreLogic Incorporated †	351,071	12,929,945
Gartner Incorporated †	115,329	11,656,302
Global Payments Incorporated	218,671	15,177,954
		53,183,603

Semiconductors & Semiconductor Equipment : 4.79%
Integrated Device Technology Incorporated †	593,237	13,976,664
Maxim Integrated Products Incorporated	212,129	8,181,816
ON Semiconductor Corporation †	1,504,589	19,198,556
Skyworks Solutions Incorporated	244,827	18,278,784
		59,635,820

Software : 3.89%
Nuance Communications Incorporated †	964,074	14,364,703
Red Hat Incorporated †	267,328	18,632,762
Zendesk Incorporated †	724,564	15,360,757
		48,358,222

Technology Hardware, Storage & Peripherals : 1.44%
Diebold Incorporated	710,652	17,872,898

Materials : 5.64%
Chemicals : 2.29%
Axalta Coating Systems Limited †	615,822	16,750,358
International Flavors & Fragrances Incorporated	99,050	11,671,062
		28,421,420

3

Portfolio of investments — December 31, 2016 (unaudited)	Wells Fargo Common Stock Fund

Security name			Shares	Value
Containers & Packaging : 1.09%
Crown Holdings Incorporated †			258,831	$13,606,746

Metals & Mining : 2.26%
Royal Gold Incorporated			232,931	14,756,179
Steel Dynamics Incorporated			374,800	13,335,384
				28,091,563

Real Estate : 0.91%
Equity REITs : 0.91%
Camden Property Trust			135,171	11,363,821

Telecommunication Services : 1.58%
Diversified Telecommunication Services : 1.58%
SBA Communications Corporation Class A †			190,985	19,721,111

Total Common Stocks (Cost $841,483,153)				1,200,118,363

Exchange-Traded Funds : 2.72%
SPDR Dow Jones REIT ETF «			175,220	16,356,787
SPDR S&P Biotech ETF «			294,690	17,442,701
Total Exchange-Traded Funds (Cost $30,136,382)				33,799,488

		Yield
Short-Term Investments : 6.22%
Investment Companies : 6.22%
Securities Lending Cash Investment LLC (l)(r)(u)		0.83	47,923,743	47,928,536
Wells Fargo Government Money Market Fund Select Class (l)(u)		0.43	29,353,905	29,353,905
Total Short-Term Investments (Cost $77,280,144)				77,282,441

Total investments in securities (Cost $948,899,679)*	105.46%			1,311,200,292
Other assets and liabilities, net	(5.46)			(67,872,925)

Total net assets	100.00%			$1,243,327,367

†	Non-income-earning security
«	All or a portion of this security is on loan.
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.
*	Cost for federal income tax purposes is $956,432,686 and unrealized gains (losses) consists of:

Gross unrealized gains	$400,588,704
Gross unrealized losses	(45,821,098)

Net unrealized gains	$354,767,606

Abbreviations:
ETF	Exchange-traded fund
LLC	Limited liability company
plc	Public limited company
REIT	Real estate investment trust
SPDR	Standard & Poor’s Depositary Receipts

4

Wells Fargo Common Stock Fund (the “Fund”)

Notes to Portfolio of investments – December 31, 2016 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment vehicles that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of December 31, 2016:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Consumer discretionary	$126,304,271	$0	$0	$126,304,271
Consumer staples	12,516,818	0	0	12,516,818
Energy	84,255,353	0	0	84,255,353
Financials	254,585,847	0	0	254,585,847
Health care	166,577,293	0	0	166,577,293
Industrials	261,952,158	0	0	261,952,158
Information technology	192,721,962	0	0	192,721,962
Materials	70,119,729	0	0	70,119,729
Real estate	11,363,821	0	0	11,363,821
Telecommunication services	19,721,111	0	0	19,721,111
Exchange-traded funds	33,799,488	0	0	33,799,488
Short-term investments
Investment companies	29,353,905	0	0	29,353,905
Investments measured at net asset value*				47,928,536

Total assets	$1,263,271,756	$0	$0	$1,311,200,292

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The Fund’s investment in Securities Lending Cash Investments, LLC valued at $47,928,536 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At December 31, 2016, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Discovery Fund	Portfolio of investments — December 31, 2016 (unaudited)

Security name	Shares	Value
Common Stocks : 99.02%
Consumer Discretionary : 15.67%
Automobiles : 1.41%
Thor Industries Incorporated	351,500	$35,167,575

Distributors : 1.35%
Pool Corporation	322,882	33,689,508

Diversified Consumer Services : 1.84%
Bright Horizons Family Solutions Incorporated †	659,107	46,150,672

Hotels, Restaurants & Leisure : 7.28%
Aramark	1,152,219	41,157,263
Dave & Buster’s Entertainment Incorporated †	591,094	33,278,592
Six Flags Entertainment Corporation	717,740	43,035,690
Vail Resorts Incorporated	249,014	40,168,448
Wingstop Incorporated «	835,041	24,708,863
		182,348,856

Media : 1.62%
Cinemark Holdings Incorporated	1,053,405	40,408,616

Specialty Retail : 1.46%
Burlington Stores Incorporated †	432,465	36,651,409

Textiles, Apparel & Luxury Goods : 0.71%
Columbia Sportswear Company	305,134	17,789,312

Consumer Staples : 1.90%
Beverages : 1.21%
Constellation Brands Incorporated Class A	198,357	30,410,112

Food Products : 0.69%
TreeHouse Foods Incorporated †	238,100	17,188,439

Energy : 0.98%
Oil, Gas & Consumable Fuels : 0.98%
Diamondback Energy Incorporated †	241,565	24,412,559

Financials : 5.81%
Capital Markets : 3.75%
Evercore Partners Incorporated Class A	419,030	28,787,361
Raymond James Financial Incorporated	358,645	24,843,339
SEI Investments Company	814,113	40,184,618
		93,815,318

Consumer Finance : 1.32%
SLM Corporation †	2,989,300	32,942,086

Thrifts & Mortgage Finance : 0.74%
LendingTree Incorporated †	12,720	1,289,172
Radian Group Incorporated	962,100	17,298,558
		18,587,730

Health Care : 15.71%
Biotechnology : 1.70%
bluebird bio Incorporated †«	193,500	11,938,950
Ligand Pharmaceuticals Incorporated †«	213,933	21,737,732

1

Portfolio of investments — December 31, 2016 (unaudited)	Wells Fargo Discovery Fund

Security name	Shares	Value
Biotechnology (continued)
Prothena Corporation plc †«	180,068	$8,857,545
		42,534,227

Health Care Equipment & Supplies : 4.81%
Cantel Medical Corporation	392,417	30,902,839
DexCom Incorporated †	462,718	27,624,265
ICU Medical Incorporated †	83,736	12,338,500
Integra LifeSciences Holdings Corporation †	576,678	49,473,206
		120,338,810

Health Care Providers & Services : 6.05%
Amedisys Incorporated †	688,529	29,351,991
HealthEquity Incorporated †	376,434	15,253,106
Healthways Incorporated †	1,177,755	26,793,926
Surgical Care Affiliates Incorporated †	687,699	31,819,833
VCA Incorporated †	703,113	48,268,707
		151,487,563

Life Sciences Tools & Services : 2.60%
Cambrex Corporation †	710,581	38,335,845
VWR Corporation †	1,067,971	26,731,314
		65,067,159

Pharmaceuticals : 0.55%
The Medicines Company †«	410,369	13,927,924

Industrials : 21.35%
Aerospace & Defense : 1.19%
Orbital ATK Incorporated	340,100	29,836,973

Airlines : 1.84%
Spirit Airlines Incorporated †	797,096	46,119,975

Building Products : 4.88%
A.O. Smith Corporation	729,900	34,560,765
Allegion plc	754,353	48,278,592
Masonite International Corporation †	595,609	39,191,072
		122,030,429

Commercial Services & Supplies : 4.10%
KAR Auction Services Incorporated	945,472	40,296,017
Waste Connections Incorporated	794,611	62,448,478
		102,744,495

Electrical Equipment : 1.08%
Acuity Brands Incorporated	116,796	26,963,525

Industrial Conglomerates : 1.09%
Carlisle Companies Incorporated	247,679	27,316,517

Machinery : 2.00%
Energy Recovery Incorporated †«	891,054	9,222,409
John Bean Technologies Corporation	475,695	40,885,985
		50,108,394

Professional Services : 1.41%
TransUnion †	1,139,350	35,240,096

2

Wells Fargo Discovery Fund	Portfolio of investments — December 31, 2016 (unaudited)

Security name	Shares	Value
Road & Rail : 1.04%
Kansas City Southern	306,800	$26,031,980

Trading Companies & Distributors : 2.72%
HD Supply Holdings Incorporated †	1,312,295	55,785,660
Univar Incorporated †	437,500	12,411,875
		68,197,535

Information Technology : 30.24%
Communications Equipment : 2.42%
Finisar Corporation †	872,014	26,395,864
Harris Corporation	333,600	34,183,992
		60,579,856

Electronic Equipment, Instruments & Components : 5.11%
Cognex Corporation	458,190	29,150,048
FLIR Systems Incorporated	876,297	31,713,188
Littelfuse Incorporated	255,507	38,778,297
Universal Display Corporation †	501,400	28,228,820
		127,870,353

Internet Software & Services : 5.72%
CoStar Group Incorporated †	211,749	39,912,569
MercadoLibre Incorporated	213,200	33,289,048
Q2 Holdings Incorporated †	1,103,100	31,824,435
Shopify Incorporated Class A †	410,300	17,589,561
Yandex NV Class A †	1,026,600	20,665,458
		143,281,071

IT Services : 8.85%
Acxiom Corporation †	1,362,305	36,509,774
EPAM Systems Incorporated †	583,996	37,556,783
Euronet Worldwide Incorporated †	468,382	33,924,908
Gartner Incorporated †	243,369	24,597,305
Total System Services Incorporated	795,900	39,022,977
WEX Incorporated †	448,000	49,996,800
		221,608,547

Software : 7.59%
Ellie Mae Incorporated †	273,353	22,874,179
Guidewire Software Incorporated †	790,719	39,006,168
PTC Incorporated †	712,300	32,958,121
Secureworks Corporation Class A †	500,687	5,302,275
Take-Two Interactive Software Incorporated †	894,700	44,099,763
Ultimate Software Group Incorporated †	250,200	45,623,970
		189,864,476

Technology Hardware, Storage & Peripherals : 0.55%
3D Systems Corporation †«	1,037,700	13,791,033

Materials : 3.97%
Chemicals : 0.60%
Albemarle Corporation	174,400	15,012,352

Construction Materials : 1.33%
Vulcan Materials Company	266,200	33,314,930

Containers & Packaging : 2.04%
Berry Plastics Group Incorporated †	1,049,733	51,153,489

3

Portfolio of investments — December 31, 2016 (unaudited)	Wells Fargo Discovery Fund

Security name			Shares	Value
Real Estate : 1.31%
Real Estate Management & Development : 1.31%
CBRE Group Incorporated Class A †			1,045,100	$32,910,199

Telecommunication Services : 2.08%
Diversified Telecommunication Services : 2.08%
Zayo Group Holdings Incorporated †			1,581,505	51,968,254

Total Common Stocks (Cost $2,076,983,629)				2,478,862,354

Short-Term Investments : 5.14%
		Yield
Investment Companies : 5.14%
Securities Lending Cash Investment LLC (l)(r)(u)		0.83%	81,460,118	81,468,264
Wells Fargo Government Money Market Fund Select Class (l)(u)		0.43	47,229,737	47,229,737
Total Short-Term Investments (Cost $128,695,013)				128,698,001

Total investments in securities (Cost $2,205,678,642)*	104.16%			2,607,560,355
Other assets and liabilities, net	(4.16)			(104,190,723)

Total net assets	100.00%			$2,503,369,632

†	Non-income-earning security
«	All or a portion of this security is on loan.
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.
*	Cost for federal income tax purposes is $2,216,090,216 and unrealized gains (losses) consists of:

Gross unrealized gains	$450,423,811
Gross unrealized losses	(58,953,672)

Net unrealized gains	$391,470,139

Abbreviations:
LLC	Limited liability company
plc	Public limited company

4

Wells Fargo Discovery Fund (the “Fund”)

Notes to Portfolio of investments – December 31, 2016 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment vehicles that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of December 31, 2016:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total

Assets
Investments in :
Common stocks
Consumer discretionary	$392,205,948	$0	$0	$392,205,948
Consumer staples	47,598,551	0	0	47,598,551
Energy	24,412,559	0	0	24,412,559
Financials	145,345,134	0	0	145,345,134
Health care	393,355,683	0	0	393,355,683
Industrials	534,589,919	0	0	534,589,919
Information technology	756,995,336	0	0	756,995,336
Materials	99,480,771	0	0	99,480,771
Real estate	32,910,199	0	0	32,910,199
Telecommunication services	51,968,254	0	0	51,968,254
Short-term investments
Investment companies	47,229,737	0	0	47,229,737
Investments measured at net asset value*				81,468,264

Total assets	$2,526,092,091	$0	$0	$2,607,560,355

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The Fund’s investment in Securities Lending Cash Investments, LLC valued at $81,468,264 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At December 31, 2016, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Enterprise Fund	Portfolio of investments — December 31, 2016 (unaudited)

Security name	Shares	Value
Common Stocks : 99.53%
Consumer Discretionary : 19.30%
Auto Components : 1.44%
Delphi Automotive plc	131,985	$8,889,190

Automobiles : 1.32%
Thor Industries Incorporated	81,500	8,154,075

Distributors : 1.11%
Pool Corporation	65,700	6,855,138

Diversified Consumer Services : 1.26%
Bright Horizons Family Solutions Incorporated †	110,700	7,751,214

Hotels, Restaurants & Leisure : 5.79%
Aramark	249,238	8,902,781
Royal Caribbean Cruises Limited	91,700	7,523,068
Six Flags Entertainment Corporation	167,400	10,037,304
Vail Resorts Incorporated	57,017	9,197,412
		35,660,565

Media : 3.03%
Cinemark Holdings Incorporated	242,125	9,287,915
Liberty Broadband Corporation Class C †	126,100	9,340,227
		18,628,142

Specialty Retail : 5.35%
Burlington Stores Incorporated †	108,200	9,169,950
L Brands Incorporated	94,500	6,221,880
O’Reilly Automotive Incorporated †	63,000	17,539,830
		32,931,660

Consumer Staples : 3.36%
Beverages : 2.89%
Constellation Brands Incorporated Class A	64,100	9,827,171
Monster Beverage Corporation †	179,200	7,945,728
		17,772,899

Food Products : 0.47%
TreeHouse Foods Incorporated †	40,200	2,902,038

Energy : 0.75%
Oil, Gas & Consumable Fuels : 0.75%
Diamondback Energy Incorporated †	45,900	4,638,654

Financials : 6.82%
Capital Markets : 5.53%
Intercontinental Exchange Incorporated	232,725	13,130,345
Raymond James Financial Incorporated	91,400	6,331,278
S&P Global Incorporated	52,441	5,639,505
SEI Investments Company	181,700	8,968,712
		34,069,840

Consumer Finance : 1.29%
SLM Corporation †	719,800	7,932,196

1

Portfolio of investments — December 31, 2016 (unaudited)	Wells Fargo Enterprise Fund

Security name	Shares	Value
Health Care : 11.11%
Biotechnology : 2.07%
BioMarin Pharmaceutical Incorporated †	70,793	$5,864,492
Incyte Corporation †	68,900	6,908,603
		12,773,095

Health Care Equipment & Supplies : 6.07%
Boston Scientific Corporation †	385,500	8,338,365
DexCom Incorporated †	104,385	6,231,785
Integra LifeSciences Holdings Corporation †	132,100	11,332,859
Intuitive Surgical Incorporated †	18,100	11,478,477
		37,381,486

Health Care Providers & Services : 2.97%
Surgical Care Affiliates Incorporated †	151,835	7,025,405
VCA Incorporated †	164,000	11,258,600
		18,284,005

Industrials : 19.63%
Airlines : 1.90%
Spirit Airlines Incorporated †	202,200	11,699,292

Building Products : 4.97%
Allegion plc	178,500	11,424,000
Johnson Controls International plc	253,541	10,443,354
Masonite International Corporation †	132,600	8,725,080
		30,592,434

Commercial Services & Supplies : 5.20%
KAR Auction Services Incorporated	217,779	9,281,741
Rollins Incorporated	222,305	7,509,463
Waste Connections Incorporated	194,331	15,272,473
		32,063,677

Electrical Equipment : 1.43%
Acuity Brands Incorporated	38,234	8,826,701

Industrial Conglomerates : 1.07%
Carlisle Companies Incorporated	59,733	6,587,953

Professional Services : 1.41%
TransUnion †	280,798	8,685,082

Road & Rail : 1.02%
Kansas City Southern	74,200	6,295,870

Trading Companies & Distributors : 2.63%
HD Supply Holdings Incorporated †	309,900	13,173,849
Univar Incorporated †	105,800	3,001,546
		16,175,395

Information Technology : 29.45%
Communications Equipment : 1.46%
Harris Corporation	87,600	8,976,372

Electronic Equipment, Instruments & Components : 2.15%
FLIR Systems Incorporated	211,500	7,654,185

2

Wells Fargo Enterprise Fund	Portfolio of investments — December 31, 2016 (unaudited)

Security name	Shares	Value
Electronic Equipment, Instruments & Components (continued)
Universal Display Corporation †	99,300	$5,590,590
		13,244,775

Internet Software & Services : 2.77%
CoStar Group Incorporated †	47,943	9,036,776
MercadoLibre Incorporated	51,600	8,056,824
		17,093,600

IT Services : 9.58%
Acxiom Corporation †	341,700	9,157,560
EPAM Systems Incorporated †	124,119	7,982,093
Fidelity National Information Services Incorporated	178,700	13,516,868
Gartner Incorporated †	53,493	5,406,538
Total System Services Incorporated	231,900	11,370,057
WEX Incorporated †	103,700	11,572,920
		59,006,036

Semiconductors & Semiconductor Equipment : 4.41%
Broadcom Limited	36,000	6,363,720
Micron Technology Incorporated †	431,200	9,451,904
NVIDIA Corporation	61,600	6,575,184
NXP Semiconductors NV †	48,400	4,743,684
		27,134,492

Software : 9.08%
Electronic Arts Incorporated †	163,600	12,885,136
Guidewire Software Incorporated †	164,700	8,124,651
Nintendo Company Limited	267,600	6,944,220
ServiceNow Incorporated †	116,650	8,671,761
Symantec Corporation	370,000	8,839,300
Ultimate Software Group Incorporated †	57,500	10,485,125
		55,950,193

Materials : 5.46%
Chemicals : 1.62%
Albemarle Corporation	42,000	3,615,360
The Sherwin-Williams Company	23,600	6,342,264
		9,957,624

Construction Materials : 1.91%
Vulcan Materials Company	94,100	11,776,615

Containers & Packaging : 1.93%
Berry Plastics Group Incorporated †	244,000	11,890,120

Real Estate : 1.68%
Real Estate Management & Development : 1.68%
CBRE Group Incorporated Class A †	329,715	10,382,725

Telecommunication Services : 1.97%
Diversified Telecommunication Services : 1.97%
Zayo Group Holdings Incorporated †	369,699	12,148,309

Total Common Stocks (Cost $532,854,909)		613,111,462

3

Portfolio of investments — December 31, 2016 (unaudited)	Wells Fargo Enterprise Fund

Security name		Yield	Shares	Value
Short-Term Investments : 0.59%
Investment Companies : 0.59%
Wells Fargo Government Money Market Fund Select Class (l)(u)		0.43%	3,651,506	$3,651,506

Total Short-Term Investments (Cost $3,651,506)				3,651,506

Total investments in securities (Cost $536,506,415)*	100.12%			616,762,968
Other assets and liabilities, net	(0.12)			(767,131)

Total net assets	100.00%			$615,995,837

†	Non-income-earning security
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.
*	Cost for federal income tax purposes is $538,242,588 and unrealized gains (losses) consists of:

Gross unrealized gains	$92,844,681
Gross unrealized losses	(14,324,301)

Net unrealized gains	$78,520,380

Abbreviations:
plc	Public limited company

4

Wells Fargo Enterprise Fund (the “Fund”)

Notes to Portfolio of investments – December 31, 2016 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of December 31, 2016:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Consumer discretionary	$118,869,984	$0	$0	$118,869,984
Consumer staples	20,674,937	0	0	20,674,937
Energy	4,638,654	0	0	4,638,654
Financials	42,002,036	0	0	42,002,036
Health care	68,438,586	0	0	68,438,586
Industrials	120,926,404	0	0	120,926,404
Information technology	181,405,468	0	0	181,405,468
Materials	33,624,359	0	0	33,624,359
Real estate	10,382,725	0	0	10,382,725
Telecommunication services	12,148,309	0	0	12,148,309
Short-term investments
Investment companies	3,651,506	0	0	3,651,506

Total assets	$616,762,968	$0	$0	$616,762,968

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At December 31, 2016, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Opportunity Fund	Portfolio of investments — December 31, 2016 (unaudited)

Security name	Shares	Value
Common Stocks : 98.83%
Consumer Discretionary : 11.79%
Hotels, Restaurants & Leisure : 2.99%
Royal Caribbean Cruises Limited	256,313	$21,027,913
Starbucks Corporation	534,026	29,649,124
		50,677,037

Media : 3.56%
Comcast Corporation Class A	420,714	29,050,302
Twenty-First Century Fox Incorporated Class B	1,152,770	31,412,983
		60,463,285

Multiline Retail : 2.85%
Dollar General Corporation	368,042	27,260,871
Target Corporation	291,638	21,065,013
		48,325,884

Specialty Retail : 1.34%
Lowe’s Companies Incorporated	318,573	22,656,912

Textiles, Apparel & Luxury Goods : 1.05%
Ralph Lauren Corporation	198,179	17,899,527

Consumer Staples : 6.20%
Food & Staples Retailing : 1.69%
The Kroger Company	833,096	28,750,143

Food Products : 2.13%
Mead Johnson Nutrition Company	247,389	17,505,246
The Hershey Company	180,707	18,690,525
		36,195,771

Household Products : 1.03%
Church & Dwight Company Incorporated	395,176	17,462,827

Personal Products : 1.35%
The Estee Lauder Companies Incorporated Class A	298,921	22,864,467

Energy : 8.77%
Energy Equipment & Services : 2.02%
Halliburton Company	418,094	22,614,704
Weatherford International plc †	2,344,237	11,697,743
		34,312,447

Oil, Gas & Consumable Fuels : 6.75%
Concho Resources Incorporated †	119,896	15,898,210
EOG Resources Incorporated	252,022	25,479,424
Newfield Exploration Company †	421,695	17,078,648
Pioneer Natural Resources Company	116,653	21,005,706
Range Resources Corporation	389,952	13,398,751
RSP Permian Incorporated †	483,117	21,556,681
		114,417,420

Financials : 17.18%
Banks : 7.10%
Bank of the Ozarks Incorporated	425,414	22,372,522

1

Portfolio of investments — December 31, 2016 (unaudited)	Wells Fargo Opportunity Fund

Security name	Shares	Value
Banks (continued)
KeyCorp	1,519,706	$27,765,029
PNC Financial Services Group Incorporated	323,121	37,792,232
Webster Financial Corporation	598,947	32,510,843
		120,440,626

Capital Markets : 2.34%
E*TRADE Financial Corporation †	415,242	14,388,135
TD Ameritrade Holding Corporation	580,860	25,325,496
		39,713,631

Insurance : 7.74%
American International Group Incorporated	508,212	33,191,326
Aon plc	214,604	23,934,784
Chubb Limited	232,796	30,757,008
The Progressive Corporation	671,457	23,836,724
Willis Towers Watson plc	160,521	19,628,508
		131,348,350

Health Care : 12.71%
Biotechnology : 0.44%
Alexion Pharmaceuticals Incorporated †	60,416	7,391,898

Health Care Equipment & Supplies : 2.48%
Medtronic plc	398,910	28,414,359
Zimmer Biomet Holdings Incorporated	132,652	13,689,686
		42,104,045

Health Care Providers & Services : 1.99%
Cigna Corporation	155,851	20,788,965
Patterson Companies Incorporated «	314,723	12,913,085
		33,702,050

Life Sciences Tools & Services : 4.92%
Agilent Technologies Incorporated	508,137	23,150,722
Bio-Rad Laboratories Incorporated Class A †	205,086	37,383,076
Thermo Fisher Scientific Incorporated	162,947	22,991,822
		83,525,620

Pharmaceuticals : 2.88%
Merck & Company Incorporated	460,591	27,114,992
Novartis AG ADR	299,157	21,790,596
		48,905,588

Industrials : 14.02%
Aerospace & Defense : 2.02%
BWX Technologies Incorporated	429,083	17,034,595
Lockheed Martin Corporation	69,212	17,298,847
		34,333,442

Airlines : 1.48%
United Continental Holdings Incorporated †	343,305	25,020,068

Building Products : 2.70%
Johnson Controls International plc	1,111,805	45,795,248

2

Wells Fargo Opportunity Fund	Portfolio of investments — December 31, 2016 (unaudited)

Security name	Shares	Value
Commercial Services & Supplies : 1.59%
Republic Services Incorporated	473,887	$27,035,253

Electrical Equipment : 2.51%
Babcock & Wilcox Enterprises Incorporated †	959,502	15,918,138
Eaton Corporation plc	397,633	26,677,198
		42,595,336

Machinery : 1.28%
Colfax Corporation †	605,391	21,751,699

Road & Rail : 2.44%
Canadian Pacific Railway Limited	68,476	9,776,319
Hertz Global Holdings Incorporated	473,196	10,202,106
J.B. Hunt Transport Services Incorporated	220,344	21,388,792
		41,367,217

Information Technology : 22.92%
Electronic Equipment, Instruments & Components : 3.05%
Amphenol Corporation Class A	349,641	23,495,875
TE Connectivity Limited	407,055	28,200,770
		51,696,645

Internet Software & Services : 3.85%
Alphabet Incorporated Class C †	56,778	43,822,396
Facebook Incorporated Class A †	187,495	21,571,300
		65,393,696

IT Services : 4.50%
Alliance Data Systems Corporation	102,034	23,314,769
Fidelity National Information Services Incorporated	318,116	24,062,294
MasterCard Incorporated Class A	280,409	28,952,229
		76,329,292

Semiconductors & Semiconductor Equipment : 2.97%
Broadcom Limited	150,857	26,666,992
Texas Instruments Incorporated	325,265	23,734,587
		50,401,579

Software : 5.65%
Check Point Software Technologies Limited †	263,825	22,282,660
Oracle Corporation	598,026	22,994,100
Red Hat Incorporated †	362,355	25,256,144
Salesforce.com Incorporated †	370,842	25,387,843
		95,920,747

Technology Hardware, Storage & Peripherals : 2.90%
Apple Incorporated	424,413	49,155,514

Materials : 3.74%
Chemicals : 1.55%
The Sherwin-Williams Company	97,657	26,244,342

Containers & Packaging : 1.12%
Crown Holdings Incorporated †	363,508	19,109,616

3

Portfolio of investments — December 31, 2016 (unaudited)	Wells Fargo Opportunity Fund

Security name			Shares	Value
Metals & Mining : 1.07%
Steel Dynamics Incorporated			510,220	$18,153,628

Real Estate : 1.50%
Equity REITs : 1.50%
American Tower Corporation			241,525	25,524,362

Total Common Stocks (Cost $1,280,643,560)				1,676,985,212

		Yield
Short-Term Investments : 1.66%
Investment Companies : 1.66%
Securities Lending Cash Investment LLC (l)(r)(u)		0.83%	121,788	121,800
Wells Fargo Government Money Market Fund Select Class (l)(u)		0.43	27,995,320	27,995,320
Total Short-Term Investments (Cost $28,117,120)				28,117,120

Total investments in securities (Cost $1,308,760,680)*	100.49%			1,705,102,332
Other assets and liabilities, net	(0.49)			(8,329,815)

Total net assets	100.00%			$1,696,772,517

†	Non-income-earning security
«	All or a portion of this security is on loan.
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.
*	Cost for federal income tax purposes is $1,312,401,584 and unrealized gains (losses) consists of:

Gross unrealized gains	$439,326,442
Gross unrealized losses	(46,625,694)

Net unrealized gains	$392,700,748

Abbreviations:
ADR	American depositary receipt
LLC	Limited liability company
plc	Public limited company
REIT	Real estate investment trust

4

Wells Fargo Opportunity Fund (the “Fund”)

Notes to Portfolio of investments – December 31, 2016 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”).

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Fund are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On December 31, 2016, such fair value pricing was not used in pricing foreign securities.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment vehicles that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of December 31, 2016:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total

Assets
Investments in :
Common stocks
Consumer discretionary	$200,022,645	$0	$0	$200,022,645
Consumer staples	105,273,208	0	0	105,273,208
Energy	148,729,867	0	0	148,729,867
Financials	291,502,607	0	0	291,502,607
Health care	215,629,201	0	0	215,629,201
Industrials	237,898,263	0	0	237,898,263
Information technology	388,897,473	0	0	388,897,473
Materials	63,507,586	0	0	63,507,586
Real estate	25,524,362	0	0	25,524,362
Short-term investments
Investment companies	27,995,320	0	0	27,995,320
Investments measured at net asset value*				121,800

Total assets	$1,704,980,532	$0	$0	$1,705,102,332

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The Fund’s investment in Securities Lending Cash Investments, LLC valued at $121,800 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At December 31, 2016, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Special Mid Cap Value Fund	Portfolio of investments — December 31, 2016 (unaudited)

Security name	Shares	Value
Common Stocks : 94.53%
Consumer Discretionary : 6.57%
Hotels, Restaurants & Leisure : 1.34%
The Wendy’s Company	5,795,100	$78,349,752

Household Durables : 1.25%
Harman International Industries Incorporated	658,400	73,187,744

Multiline Retail : 2.23%
Kohl’s Corporation	2,654,900	131,098,962

Specialty Retail : 1.75%
Foot Locker Incorporated	616,400	43,696,596
Signet Jewelers Limited «	623,800	58,799,388
		102,495,984

Consumer Staples : 7.35%
Beverages : 2.44%
Molson Coors Brewing Company Class B	1,471,410	143,182,907

Food Products : 4.91%
Hain Celestial Group Incorporated †	1,391,500	54,310,245
Pinnacle Foods Incorporated	1,280,200	68,426,690
TreeHouse Foods Incorporated †	2,286,709	165,077,523
		287,814,458

Energy : 9.67%
Energy Equipment & Services : 5.15%
Baker Hughes Incorporated	1,639,500	106,518,315
National Oilwell Varco Incorporated	2,364,900	88,541,856
Patterson-UTI Energy Incorporated	3,966,200	106,770,104
		301,830,275

Oil, Gas & Consumable Fuels : 4.52%
Anadarko Petroleum Corporation	1,232,400	85,935,252
Cimarex Energy Company	554,410	75,344,319
Hess Corporation «	1,666,200	103,787,598
		265,067,169

Financials : 19.91%
Banks : 4.26%
PacWest Bancorp	1,852,907	100,872,257
Regions Financial Corporation	6,879,600	98,791,056
Zions Bancorporation	1,163,700	50,085,648
		249,748,961

Capital Markets : 1.85%
Northern Trust Corporation	1,217,100	108,382,755

Consumer Finance : 1.62%
Ally Financial Incorporated	4,992,261	94,952,804

1

Portfolio of investments — December 31, 2016 (unaudited)	Wells Fargo Special Mid Cap Value Fund

Security name	Shares	Value
Insurance : 12.18%
Arch Capital Group Limited †	749,460	$64,670,903
Brown & Brown Incorporated	2,921,900	131,076,434
FNF Group	2,784,214	94,551,907
Loews Corporation	2,958,700	138,555,921
ProAssurance Corporation	463,598	26,054,208
The Allstate Corporation	1,480,400	109,727,248
Validus Holdings Limited	860,769	47,350,903
Willis Towers Watson plc	831,600	101,688,048
		713,675,572

Health Care : 5.45%
Health Care Equipment & Supplies : 1.17%
Steris Corporation plc	1,017,200	68,549,108

Health Care Providers & Services : 4.28%
Humana Incorporated	534,200	108,992,826
Molina Healthcare Incorporated †	942,200	51,123,772
Patterson Companies Incorporated «	2,207,100	90,557,313
		250,673,911

Industrials : 14.16%
Aerospace & Defense : 3.06%
Raytheon Company	797,000	113,174,000
Rockwell Collins Incorporated	715,500	66,369,780
		179,543,780

Commercial Services & Supplies : 5.00%
Pitney Bowes Incorporated	3,912,400	59,429,356
Republic Services Incorporated	2,907,275	165,860,039
Stericycle Incorporated †	878,900	67,710,456
		292,999,851

Construction & Engineering : 0.45%
Jacobs Engineering Group Incorporated †	464,700	26,487,900

Machinery : 1.45%
Deere & Company	258,900	26,677,056
Flowserve Corporation	1,207,300	58,010,765
		84,687,821

Marine : 0.99%
Kirby Corporation †	876,500	58,287,250

Road & Rail : 2.70%
Kansas City Southern	1,199,300	101,760,605
Ryder System Incorporated	756,200	56,291,528
		158,052,133

Transportation Infrastructure : 0.51%
Macquarie Infrastructure Company LLC	366,606	29,951,710

Information Technology : 13.72%
Communications Equipment : 4.98%
ARRIS International plc †	4,018,600	121,080,418

2

Wells Fargo Special Mid Cap Value Fund	Portfolio of investments — December 31, 2016 (unaudited)

Security name		Shares	Value
Communications Equipment (continued)
Harris Corporation		1,665,800	$170,694,526
			291,774,944

IT Services : 7.59%
Amdocs Limited		1,780,200	103,696,650
DST Systems Incorporated		755,620	80,964,683
Fidelity National Information Services Incorporated		2,095,700	158,518,748
Leidos Holdings Incorporated		1,991,300	101,835,082
			445,015,163

Technology Hardware, Storage & Peripherals : 1.15%
Western Digital Corporation		988,200	67,148,190

Materials : 7.54%
Chemicals : 2.16%
CF Industries Holdings Incorporated		1,253,700	39,466,476
International Flavors & Fragrances Incorporated		741,400	87,359,162
			126,825,638

Construction Materials : 2.13%
Eagle Materials Incorporated		1,266,400	124,778,392

Containers & Packaging : 3.25%
International Paper Company		1,389,100	73,705,646
Packaging Corporation of America		1,378,200	116,898,924
			190,604,570

Real Estate : 3.73%
Equity REITs : 1.81%
American Campus Communities Incorporated		2,127,185	105,869,997

Real Estate Management & Development : 1.92%
CBRE Group Incorporated Class A †		3,576,100	112,611,389

Utilities : 6.43%
Electric Utilities : 2.13%
American Electric Power Company Incorporated		1,984,160	124,922,714

Multi-Utilities : 2.32%
Ameren Corporation		2,583,650	135,538,279

Water Utilities : 1.98%
American Water Works Company Incorporated		1,605,700	116,188,452

Total Common Stocks (Cost $4,753,405,793)			5,540,298,535

Yield
Short-Term Investments : 7.08%
Investment Companies : 7.08%
Securities Lending Cash Investment LLC (l)(r)(u)	0.83%	97,291,021	97,300,750

3

Portfolio of investments — December 31, 2016 (unaudited)	Wells Fargo Special Mid Cap Value Fund

Security name		Yield	Shares	Value
Investment Companies (continued)
Wells Fargo Government Money Market Fund Select Class (l)(u)		0.43%	317,554,827	$317,554,827
Total Short-Term Investments (Cost $414,855,577)				414,855,577

Total investments in securities (Cost $5,168,261,370)*	101.61%			5,955,154,112
Other assets and liabilities, net	(1.61)			(94,386,264)

Total net assets	100.00%			$5,860,767,848

«	All or a portion of this security is on loan.
†	Non-income-earning security
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.
*	Cost for federal income tax purposes is $5,174,683,634 and unrealized gains (losses) consists of:

Gross unrealized gains	$846,189,402
Gross unrealized losses	(65,718,924)

Net unrealized gains	$780,470,478

Abbreviations:
LLC	Limited liability company
plc	Public limited company
REIT	Real estate investment trust

4

Wells Fargo Special Mid Cap Value Fund (the “Fund”)

Notes to Portfolio of investments – December 31, 2016 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the primary exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment vehicles that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of December 31, 2016:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Consumer discretionary	$385,132,442	$0	$0	$385,132,442
Consumer staples	430,997,365	0	0	430,997,365
Energy	566,897,444	0	0	566,897,444
Financials	1,166,760,092	0	0	1,166,760,092
Health care	319,223,019	0	0	319,223,019
Industrials	830,010,445	0	0	830,010,445
Information technology	803,938,297	0	0	803,938,297
Materials	442,208,600	0	0	442,208,600
Real estate	218,481,386	0	0	218,481,386
Utilities	376,649,445	0	0	376,649,445
Short-term investments
Investment companies	317,554,827	0	0	317,554,827
Investments measured at net asset value*				97,300,750

Total assets	$5,857,853,362	$0	$0	$5,955,154,112

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The Fund’s investment in Securities Lending Cash Investments, LLC valued at $97,300,750 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At December 31, 2016, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Intrinsic Small Cap Value Fund	Portfolio of investments — December 31, 2016 (unaudited)

Security name	Shares	Value
Common Stocks : 96.23%
Consumer Discretionary : 9.38%
Auto Components : 2.36%
Dana Holding Corporation	55,647	$1,056,178
Tenneco Automotive Incorporated †	30,014	1,874,975
		2,931,153

Diversified Consumer Services : 1.29%
Houghton Mifflin Harcourt Company †	147,775	1,603,359

Household Durables : 1.32%
MDC Holdings Incorporated	64,205	1,647,512

Leisure Products : 0.97%
Callaway Golf Company	109,692	1,202,224

Media : 1.37%
Lions Gate Entertainment Class A †«	19,406	522,021
Lions Gate Entertainment Class B †«	19,543	479,585
MDC Partners Incorporated	106,617	698,341
		1,699,947

Specialty Retail : 0.95%
Ascena Retail Group Incorporated †	190,062	1,176,484

Textiles, Apparel & Luxury Goods : 1.12%
G-III Apparel Group Limited †	47,044	1,390,621

Consumer Staples : 2.95%
Food Products : 2.95%
Hain Celestial Group Incorporated †	42,229	1,648,198
TreeHouse Foods Incorporated †	27,990	2,020,598
		3,668,796

Energy : 7.64%
Energy Equipment & Services : 1.61%
Forum Energy Technologies Incorporated †	91,029	2,002,638

Oil, Gas & Consumable Fuels : 6.03%
Encana Corporation	132,304	1,553,249
Matador Resources Company †«	74,774	1,926,178
RSP Permian Incorporated †	45,080	2,011,470
WPX Energy Incorporated †	136,788	1,993,001
		7,483,898

Financials : 27.05%
Banks : 17.42%
Ameris Bancorp	30,712	1,339,043
First Midwest Bancorp Incorporated	70,713	1,784,089
Glacier Bancorp Incorporated	44,529	1,613,286
Hancock Holding Company	29,933	1,290,112
LegacyTexas Financial Group	40,600	1,748,236
PacWest Bancorp	37,834	2,059,683
PrivateBancorp Incorporated	19,399	1,051,232
Renasant Corporation	37,669	1,590,385
Sterling BanCorp	93,646	2,191,316
United Community Bank	62,181	1,841,801
Webster Financial Corporation	44,806	2,432,070

1

Portfolio of investments — December 31, 2016 (unaudited)	Wells Fargo Intrinsic Small Cap Value Fund

Security name	Shares	Value
Banks (continued)
Zions Bancorporation	62,480	$2,689,139
		21,630,392

Capital Markets : 1.49%
Stifel Financial Corporation †	37,003	1,848,300

Insurance : 6.99%
CNO Financial Group Incorporated	123,302	2,361,233
Maiden Holdings Limited	127,494	2,224,770
National General Holdings Corporation	85,894	2,146,491
Validus Holdings Limited	35,372	1,945,814
		8,678,308

Thrifts & Mortgage Finance : 1.15%
Essent Group Limited †	44,302	1,434,056

Health Care : 8.43%
Health Care Equipment & Supplies : 4.27%
Haemonetics Corporation †	46,150	1,855,230
Integer Holdings Corporation	54,649	1,609,413
Steris Corporation plc	27,243	1,835,906
		5,300,549

Health Care Providers & Services : 1.43%
Envision Healthcare Corporation †	27,989	1,771,424

Life Sciences Tools & Services : 2.73%
Bio-Rad Laboratories Incorporated Class A †	9,600	1,749,888
Bruker BioSciences Corporation	77,620	1,643,992
		3,393,880

Industrials : 19.91%
Commercial Services & Supplies : 4.10%
Interface Incorporated	91,662	1,700,330
KAR Auction Services Incorporated	36,726	1,565,262
Steelcase Incorporated Class A	101,872	1,823,509
		5,089,101

Machinery : 4.91%
Altra Holdings Incorporated	29,747	1,097,664
CLARCOR Incorporated	20,202	1,666,059
ITT Incorporated	44,177	1,703,907
Rexnord Corporation †	83,498	1,635,726
		6,103,356

Marine : 1.37%
Kirby Corporation †	25,598	1,702,267

Professional Services : 1.38%
On Assignment Incorporated †	38,894	1,717,559

Road & Rail : 3.79%
Avis Budget Group Incorporated †	50,191	1,841,006
Genesee & Wyoming Incorporated Class A †	22,157	1,537,917

2

Wells Fargo Intrinsic Small Cap Value Fund	Portfolio of investments — December 31, 2016 (unaudited)

Security name		Shares	Value
Road & Rail (continued)
Old Dominion Freight Line Incorporated †		15,484	$1,328,372
			4,707,295

Trading Companies & Distributors : 4.36%
Air Lease Corporation		42,914	1,473,238
GATX Corporation «		33,577	2,067,672
MRC Global Incorporated †		92,413	1,872,287
			5,413,197

Information Technology : 11.18%
Communications Equipment : 0.81%
Infinera Corporation †		118,964	1,010,004

Electronic Equipment, Instruments & Components : 6.22%
Anixter International Incorporated †		23,015	1,865,366
Jabil Circuit Incorporated		75,437	1,785,594
VeriFone Systems Incorporated †		83,801	1,485,792
Zebra Technologies Corporation Class A †		30,144	2,585,149
			7,721,901

IT Services : 2.48%
DST Systems Incorporated		15,724	1,684,827
WEX Incorporated †		12,486	1,393,438
			3,078,265

Technology Hardware, Storage & Peripherals : 1.67%
Diebold Incorporated		82,337	2,070,776

Materials : 3.83%
Chemicals : 1.35%
PolyOne Corporation		52,172	1,671,591

Metals & Mining : 2.48%
Reliance Steel & Aluminum Company		20,127	1,600,902
Royal Gold Incorporated		23,451	1,485,621
			3,086,523

Real Estate : 5.86%
Equity REITs : 5.86%
Cousins Properties Incorporated		204,997	1,744,524
Hersha Hospitality Trust		37,733	811,260
Hudson Pacific Properties Incorporated		51,527	1,792,109
Outfront Media Incorporated		77,919	1,937,846
Physicians Realty Trust		52,199	989,693
			7,275,432

Total Common Stocks (Cost $103,727,459)			119,510,808

Yield
Short-Term Investments : 10.22%
Investment Companies : 10.22%
Securities Lending Cash Investment LLC (l)(r)(u)	0.83%	3,867,817	3,868,203

3

Portfolio of investments — December 31, 2016 (unaudited)	Wells Fargo Intrinsic Small Cap Value Fund

Security name		Yield	Shares	Value
Investment Companies (continued)
Wells Fargo Government Money Market Fund Select Class (l)(u)		0.43%	8,830,673	$8,830,673
Total Short-Term Investments (Cost $12,698,578)				12,698,876

Total investments in securities (Cost $116,426,037)*	106.45%			132,209,684
Other assets and liabilities, net	(6.45)			(8,014,959)

Total net assets	100.00%			$124,194,725

†	Non-income-earning security
«	All or a portion of this security is on loan.
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.
*	Cost for federal income tax purposes is $114,557,240 and unrealized gains (losses) consists of:

Gross unrealized gains	$17,718,765
Gross unrealized losses	(66,321)

Net unrealized gains	$17,652,444

Abbreviations:

LLC	Limited liability company
plc	Public limited company
REIT	Real estate investment trust

4

Wells Fargo Intrinsic Small Cap Value Fund (the “Fund”)

Notes to Portfolio of investments – December 31, 2016 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment vehicles that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of December 31, 2016:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Consumer discretionary	$11,651,300	$0	$0	$11,651,300
Consumer staples	3,668,796	0	0	3,668,796
Energy	9,486,536	0	0	9,486,536
Financials	33,591,056	0	0	33,591,056
Health care	10,465,853	0	0	10,465,853
Industrials	24,732,775	0	0	24,732,775
Information technology	13,880,946	0	0	13,880,946
Materials	4,758,114	0	0	4,758,114
Real estate	7,275,432	0	0	7,275,432
Short-term investments
Investment companies	8,830,673	0	0	8,830,673
Investments measured at net asset Value*				3,868,203

Total assets	$128,341,481	$0	$0	$132,209,684

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The Fund’s investment in Securities Lending Cash Investments, LLC valued at $3,868,203 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At December 31, 2016, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Small Cap Opportunities Fund	Portfolio of investments — December 31, 2016 (unaudited)

Security name	Shares	Value
Common Stocks : 92.05%
Consumer Discretionary : 12.07%
Auto Components : 0.41%
Standard Motor Products Incorporated	22,375	$1,190,798

Diversified Consumer Services : 1.77%
Graham Holdings Company Class B	5,270	2,697,977
ServiceMaster Global Holdings Incorporated †	65,400	2,463,618
		5,161,595

Hotels, Restaurants & Leisure : 3.80%
Churchill Downs Incorporated	10,512	1,581,530
Interval Leisure Group Incorporated	133,800	2,431,146
Jack in the Box Incorporated	18,158	2,027,159
Red Rock Resorts Incorporated Class A	70,950	1,645,331
The Cheesecake Factory Incorporated	56,800	3,401,184
		11,086,350

Household Durables : 2.05%
Cavco Industries Incorporated †	33,273	3,322,309
Helen of Troy Limited †	31,584	2,667,269
		5,989,578

Leisure Products : 1.63%
Brunswick Corporation	87,400	4,766,796

Media : 1.50%
AMC Entertainment Holdings Class A	41,157	1,384,933
Hemisphere Media Group Incorporated †«	86,934	973,661
MDC Partners Incorporated Class A	121,833	798,006
Time Incorporated	67,624	1,207,088
		4,363,688

Textiles, Apparel & Luxury Goods : 0.91%
Steven Madden Limited †	74,347	2,657,905

Consumer Staples : 1.54%
Food & Staples Retailing : 0.49%
Performance Food Group Company †	59,280	1,422,720

Food Products : 1.05%
Darling Ingredients Incorporated †	103,548	1,336,805
Hain Celestial Group Incorporated †	44,713	1,745,148
		3,081,953

Energy : 3.40%
Energy Equipment & Services : 0.52%
RPC Incorporated «	75,793	1,501,459

Oil, Gas & Consumable Fuels : 2.88%
Centennial Resource Development Class A †«	74,763	1,474,326
PDC Energy Incorporated †	32,264	2,341,721
RSP Permian Incorporated †	65,535	2,924,172
Synergy Resources Corporation †	187,293	1,668,781
		8,409,000

1

Portfolio of investments — December 31, 2016 (unaudited)	Wells Fargo Small Cap Opportunities Fund

Security name	Shares	Value
Financials : 17.96%
Banks : 11.04%
Chemical Financial Corporation	43,630	$2,363,437
First Citizens BancShares Corporation Class A	9,308	3,304,340
First Horizon National Corporation	103,936	2,079,759
First Midwest Bancorp Incorporated	149,000	3,759,270
Heritage Financial Corporation	82,697	2,129,448
Lakeland Financial Corporation	41,850	1,982,016
PrivateBancorp Incorporated	61,300	3,321,847
Simmons First National Corporation Class A	33,700	2,094,455
United Community Bank	72,060	2,134,417
Univest Corporation of Pennsylvania	68,600	2,119,740
Westamerica Bancorporation «	41,588	2,617,133
Western Alliance Bancorp †	88,300	4,301,093
		32,206,955

Capital Markets : 0.67%
Golub Capital BDC Incorporated «	106,809	1,964,218

Diversified Financial Services : 0.77%
Compass Diversified Holdings	124,735	2,232,757

Insurance : 4.92%
Amerisafe Incorporated	36,986	2,306,077
Brown & Brown Incorporated	63,200	2,835,152
National General Holdings Corporation	102,600	2,563,974
ProAssurance Corporation	51,129	2,873,450
Reinsurance Group of America Incorporated	30,001	3,775,026
		14,353,679

Thrifts & Mortgage Finance : 0.56%
Kearny Financial Corporation	104,266	1,621,336

Health Care : 13.48%
Biotechnology : 1.61%
Flexion Therapeutics Incorporated †	69,666	1,325,047
Otonomy Incorporated †	66,904	1,063,774
Puma Biotechnology Incorporated †	27,445	842,562
Repligen Corporation †	47,200	1,454,704
		4,686,087

Health Care Equipment & Supplies : 3.20%
Dentsply Sirona Incorporated	27,429	1,583,476
K2M Group Holdings Incorporated †	98,391	1,971,756
Masimo Corporation †	15,993	1,077,928
Sientra Incorporated †	22,211	189,238
The Cooper Companies Incorporated	10,079	1,763,119
West Pharmaceutical Services Incorporated	32,400	2,748,492
		9,334,009

Health Care Providers & Services : 3.16%
Centene Corporation †	24,858	1,404,726
Envision Healthcare Corporation †	22,153	1,402,063
HealthSouth Corporation	46,335	1,910,855
LifePoint Hospitals Incorporated †	13,273	753,906
Patterson Companies Incorporated	20,416	837,668
Surgical Care Affiliates Incorporated †	62,887	2,909,781
		9,218,999

Life Sciences Tools & Services : 3.46%
INC Research Holdings Incorporated Class A †	40,304	2,119,990

2

Wells Fargo Small Cap Opportunities Fund	Portfolio of investments — December 31, 2016 (unaudited)

Security name	Shares	Value
Life Sciences Tools & Services (continued)
PAREXEL International Corporation †	43,000	$2,825,960
Patheon NV †	80,208	2,302,767
VWR Corporation †	113,086	2,830,543
		10,079,260

Pharmaceuticals : 2.05%
Akorn Incorporated †	27,200	593,776
Catalent Incorporated †	141,511	3,815,137
Intersect ENT Incorporated †	34,312	415,175
Pacira Pharmaceuticals Incorporated †	35,900	1,159,570
		5,983,658

Industrials : 17.45%
Aerospace & Defense : 1.26%
DigitalGlobe Incorporated †	21,655	620,416
Hexcel Corporation	59,400	3,055,536
		3,675,952

Airlines : 1.32%
Allegiant Travel Company	23,067	3,838,349

Building Products : 1.40%
Advanced Drainage Systems Incorporated	7,382	152,069
Fortune Brands Home & Security Incorporated	36,200	1,935,252
Simpson Manufacturing Company Incorporated	45,680	1,998,500
		4,085,821

Commercial Services & Supplies : 3.01%
Advanced Disposal Services Incorporated †	120,934	2,687,153
HNI Corporation	24,523	1,371,326
Knoll Incorporated	87,889	2,454,740
Matthews International Corporation Class A	29,427	2,261,465
		8,774,684

Construction & Engineering : 1.67%
Dycom Industries Incorporated †«	23,800	1,910,902
Valmont Industries Incorporated	21,026	2,962,563
		4,873,465

Electrical Equipment : 1.20%
Generac Holdings Incorporated †	86,200	3,511,788

Machinery : 5.43%
CLARCOR Incorporated	39,900	3,290,553
ESCO Technologies Incorporated	53,519	3,031,851
Franklin Electric Company Incorporated	74,055	2,880,740
IDEX Corporation	36,911	3,324,205
Kornit Digital Limited †«	126,289	1,597,556
Terex Corporation	54,600	1,721,538
		15,846,443

Professional Services : 0.57%
On Assignment Incorporated †	37,600	1,660,416

Road & Rail : 0.70%
Ryder System Incorporated	27,306	2,032,659

3

Portfolio of investments — December 31, 2016 (unaudited)	Wells Fargo Small Cap Opportunities Fund

Security name	Shares	Value
Trading Companies & Distributors : 0.89%
MSC Industrial Direct Company Class A	28,100	$2,596,159

Information Technology : 13.27%
Communications Equipment : 1.25%
Ciena Corporation †	149,300	3,644,413

Electronic Equipment, Instruments & Components : 1.32%
Coherent Incorporated †	4,400	604,494
Fabrinet †	62,523	2,519,677
OSI Systems Incorporated †	9,713	739,354
		3,863,525

Internet Software & Services : 0.80%
Match Group Incorporated †«	135,606	2,318,863

IT Services : 2.36%
CoreLogic Incorporated †	86,237	3,176,109
EPAM Systems Incorporated †	21,000	1,350,510
Leidos Holdings Incorporated	46,200	2,362,668
		6,889,287

Semiconductors & Semiconductor Equipment : 4.22%
Entegris Incorporated †	211,400	3,784,060
Integrated Device Technology Incorporated †	77,100	1,816,476
MACOM Technology Solutions Holdings Incorporated †«	60,249	2,788,324
ON Semiconductor Corporation †	230,455	2,940,606
Versum Materials Incorporated †	34,613	971,587
		12,301,053

Software : 3.32%
Cadence Design Systems Incorporated †	110,400	2,784,288
Fortinet Incorporated †	70,357	2,119,153
PTC Incorporated †	77,453	3,583,750
Verint Systems Incorporated †	33,866	1,193,777
		9,680,968

Materials : 4.21%
Chemicals : 0.80%
Balchem Corporation	27,908	2,342,039

Containers & Packaging : 1.19%
Multi Packaging Solutions International Limited †	96,019	1,369,231
Packaging Corporation of America	24,600	2,086,572
		3,455,803

Metals & Mining : 1.77%
Compass Minerals International Incorporated «	34,200	2,679,570
Pretium Resources Incorporated †«	62,057	511,350
Steel Dynamics Incorporated	55,103	1,960,565
		5,151,485

Paper & Forest Products : 0.45%
Louisiana-Pacific Corporation †	69,500	1,315,635

Real Estate : 5.87%
Equity REITs : 4.53%
Douglas Emmett Incorporated	78,100	2,855,336
Equity Lifestyle Properties Incorporated	29,075	2,096,308

4

Wells Fargo Small Cap Opportunities Fund	Portfolio of investments — December 31, 2016 (unaudited)

Security name			Shares	Value
Equity REITs (continued)
Gramercy Property Trust Incorporated			194,200	$1,782,756
Mid-America Apartment Communities Incorporated			25,414	2,488,539
Terreno Realty Corporation			139,575	3,976,492
				13,199,431

Real Estate Management & Development : 1.34%
HFF Incorporated Class A			46,819	1,416,275
Kennedy Wilson Holdings Incorporated			122,110	2,503,255
				3,919,530

Utilities : 2.80%
Electric Utilities : 1.63%
IDACORP Incorporated			43,141	3,475,008
Portland General Electric Company			29,400	1,273,902
				4,748,910

Multi-Utilities : 0.77%
Vectren Corporation			43,400	2,263,310

Water Utilities : 0.40%
SJW Corporation			20,788	1,163,712

Total Common Stocks (Cost $204,506,475)				268,466,500

Exchange-Traded Funds : 0.51%
iShares Russell 2000 Index ETF «			11,108	1,497,914

Total Exchange-Traded Funds (Cost $1,383,167)				1,497,914

		Yield
Short-Term Investments : 13.29%
Investment Companies : 13.29%
Securities Lending Cash Investment LLC (l)(r)(u)		0.83%	17,511,293	17,513,044
Wells Fargo Government Money Market Fund Select Class (l)(u)		0.43	21,244,981	21,244,981
Total Short-Term Investments (Cost $38,756,823)				38,758,025

Total investments in securities (Cost $244,646,465)*	105.85%			308,722,439
Other assets and liabilities, net	(5.85)			(17,074,036)

Total net assets	100.00%			$291,648,403

†	Non-income-earning security
«	All or a portion of this security is on loan.
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.
*	Cost for federal income tax purposes is $244,658,634 and unrealized gains (losses) consists of:

Gross unrealized gains	$66,646,045
Gross unrealized losses	(2,582,240)

Net unrealized gains	$64,063,805

Abbreviations:
ETF	Exchange-traded fund
LLC	Limited liability company
REIT	Real estate investment trust

5

Wells Fargo Small Cap Opportunities Fund (the “Fund”)

Notes to Portfolio of investments – December 31, 2016 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment vehicles that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of December 31, 2016:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Consumer discretionary	$35,216,710	$0	$0	$35,216,710
Consumer staples	4,504,673	0	0	4,504,673
Energy	9,910,459	0	0	9,910,459
Financials	52,378,945	0	0	52,378,945
Health care	39,302,013	0	0	39,302,013
Industrials	50,895,736	0	0	50,895,736
Information technology	38,698,109	0	0	38,698,109
Materials	12,264,962	0	0	12,264,962
Real estate	17,118,961	0	0	17,118,961
Utilities	8,175,932	0	0	8,175,932
Exchange-traded funds	1,497,914	0	0	1,497,914
Short-term investments
Investment companies	21,244,981	0	0	21,244,981
Investments measured at net asset value*				17,513,044

Total assets	$291,209,395	$0	$0	$308,722,439

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The Fund’s investment in Securities Lending Cash Investments, LLC valued at $17,513,044 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At December 31, 2016, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Small Cap Value Fund	Portfolio of investments — December 31, 2016 (unaudited)

Security name	Shares	Value
Common Stocks : 94.34%
Consumer Discretionary : 19.94%
Auto Components : 1.76%
Fox Factory Holding Corporation †	440,300	$12,218,325
Gentex Corporation	310,900	6,121,621
		18,339,946

Hotels, Restaurants & Leisure : 6.64%
Bloomin’ Brands Incorporated	479,500	8,645,385
Century Casinos Incorporated †(l)	1,760,400	14,488,092
Denny’s Corporation †	1,251,200	16,052,896
Peak Resorts Incorporated	481,300	2,671,215
Scientific Games Corporation Class A †	635,700	8,899,800
The Wendy’s Company	1,350,700	18,261,464
		69,018,852

Household Durables : 8.85%
Cavco Industries Incorporated †(l)	546,000	54,518,100
KB Home Incorporated	465,300	7,356,393
Nobility Homes Incorporated †	74,700	1,344,600
Skyline Corporation †(l)	810,500	12,530,330
Taylor Morrison Home Corporation Class A †	374,200	7,207,092
The New Home Company Incorporated †	780,000	9,133,800
		92,090,315

Media : 1.50%
Cinemark Holdings Incorporated	169,300	6,494,348
Entravision Communications Corporation Class A	608,100	4,256,700
MSG Networks Incorporated Class A †	223,200	4,798,800
		15,549,848

Multiline Retail : 0.76%
Fred’s Incorporated Class A	426,200	7,910,272

Specialty Retail : 0.43%
Vitamin Shoppe Incorporated †	188,500	4,476,875

Energy : 9.00%
Energy Equipment & Services : 1.14%
Newpark Resources Incorporated †	772,000	5,790,000
Parker Drilling Company †	1,156,400	3,006,640
PHI Incorporated (non-voting) †	166,600	3,002,132
		11,798,772

Oil, Gas & Consumable Fuels : 7.86%
InterOil Corporation †	1,385,600	65,926,848
Range Resources Corporation	177,300	6,092,028
Sanchez Energy Corporation †	490,300	4,427,409
Trilogy Energy Corporation †(a)	947,900	5,311,053
		81,757,338

Financials : 20.57%
Banks : 11.81%
Ameris Bancorp	183,000	7,978,800
BankUnited Incorporated	154,800	5,834,412
CenterState Banks Incorporated	665,200	16,743,084
First Horizon National Corporation	594,200	11,889,942

1

Portfolio of investments — December 31, 2016 (unaudited)	Wells Fargo Small Cap Value Fund

Security name	Shares	Value
Banks (continued)
Hanmi Financial Corporation	129,900	$4,533,510
Hilltop Holdings Incorporated	306,600	9,136,680
Hope Bancorp Incorporated	796,100	17,426,629
IBERIABANK Corporation	183,700	15,384,875
LegacyTexas Financial Group	72,800	3,134,768
Pacific Premier Bancorp Incorporated †	31,800	1,124,130
Park Sterling Corporation	813,805	8,780,956
Sterling BanCorp	167,400	3,917,160
The Bancorp Incorporated †	1,648,200	12,954,852
Valley National Bancorp	345,300	4,019,292
		122,859,090

Capital Markets : 0.53%
Medley Management Incorporated Class A (l)	561,700	5,560,830

Consumer Finance : 1.29%
Enova International Incorporated †	1,069,800	13,425,990

Insurance : 5.06%
Argo Group International Holdings Limited	356,400	23,486,760
Conifer Holdings Incorporated †	102,000	831,300
First Acceptance Corporation †	133,300	138,632
James River Group Holdings Limited	165,100	6,859,905
National General Holdings Corporation	456,400	11,405,436
OneBeacon Insurance Group Limited Class A	523,200	8,397,360
State National Companies Incorporated	107,900	1,495,494
		52,614,887

Mortgage REITs : 0.98%
Redwood Trust Incorporated	669,800	10,187,658

Thrifts & Mortgage Finance : 0.90%
Essent Group Limited †	84,100	2,722,317
Northwest Bancshares Incorporated	366,000	6,598,980
		9,321,297

Health Care : 6.62%
Health Care Equipment & Supplies : 2.24%
Allied Healthcare Products Incorporated †	61,500	125,460
Cerus Corporation †	819,800	3,566,130
Hologic Incorporated †	190,500	7,642,860
OraSure Technologies Incorporated †	1,360,900	11,948,702
		23,283,152

Health Care Providers & Services : 2.81%
Air Methods Corporation †	134,400	4,280,640
Cross Country Healthcare Incorporated †	1,231,600	19,225,276
Healthways Incorporated †	252,300	5,739,825
		29,245,741

Health Care Technology : 0.83%
Allscripts Healthcare Solutions Incorporated †	415,900	4,246,339
Omnicell Incorporated †	131,000	4,440,900
		8,687,239

Life Sciences Tools & Services : 0.54%
PAREXEL International Corporation †	84,800	5,573,056

Pharmaceuticals : 0.20%
Prestige Brands Holdings Incorporated †	39,100	2,037,110

2

Wells Fargo Small Cap Value Fund	Portfolio of investments — December 31, 2016 (unaudited)

Security name	Shares	Value
Industrials : 8.79%
Airlines : 1.25%
Delta Air Lines Incorporated	63,800	$3,138,322
JetBlue Airways Corporation †	241,400	5,412,188
Latam Airlines Group SP ADR †	537,900	4,400,022
		12,950,532

Building Products : 0.39%
CSW Industrials Incorporated †	111,100	4,094,035

Commercial Services & Supplies : 2.97%
ABM Industries Incorporated	2,700	110,268
ACCO Brands Corporation †	1,614,600	21,070,530
Healthcare Services Group Incorporated	195,600	7,661,652
SP Plus Corporation †	72,000	2,026,800
		30,869,250

Construction & Engineering : 1.51%
IES Holdings Incorporated †	214,700	4,111,505
Tutor Perini Corporation †	414,500	11,606,000
		15,717,505

Electrical Equipment : 0.40%
Babcock & Wilcox Enterprises Incorporated †	252,900	4,195,611

Machinery : 1.01%
Actuant Corporation Class A	130,500	3,386,475
Freightcar America Incorporated	233,500	3,486,155
Mueller Water Products Incorporated Class A	270,300	3,597,693
		10,470,323

Professional Services : 0.64%
Hill International Incorporated †	1,532,700	6,667,245

Trading Companies & Distributors : 0.62%
Applied Industrial Technologies Incorporated	108,100	6,421,140

Information Technology : 14.50%
Communications Equipment : 1.43%
Applied Optoelectronics Incorporated †	46,500	1,089,960
Brocade Communications Systems Incorporated	236,900	2,958,881
Harmonic Incorporated †	1,525,100	7,625,500
Sandvine Corporation (a)	1,515,500	3,160,337
		14,834,678

Electronic Equipment, Instruments & Components : 7.24%
Cognex Corporation	127,300	8,098,826
Coherent Incorporated †	228,300	31,364,996
Fitbit Incorporated Class A †	670,300	4,906,596
OSI Systems Incorporated †	329,900	25,111,988
Zebra Technologies Corporation Class A †	67,400	5,780,224
		75,262,630

Internet Software & Services : 0.74%
Gogo Incorporated †	834,100	7,690,402

IT Services : 0.42%
TeleTech Holdings Incorporated	142,100	4,334,050

3

Portfolio of investments — December 31, 2016 (unaudited)	Wells Fargo Small Cap Value Fund

Security name		Shares	Value
Semiconductors & Semiconductor Equipment : 0.77%
Kulicke & Soffa Industries Incorporated †		501,400	$7,997,330

Software : 0.62%
Synchronoss Technologies Incorporated †		170,000	6,511,000

Technology Hardware, Storage & Peripherals : 3.28%
Cray Incorporated †		1,105,800	22,890,060
Diebold Incorporated		281,800	7,087,270
Quantum Corporation †		5,027,900	4,183,716
			34,161,046

Materials : 10.45%
Chemicals : 0.36%
Calgon Carbon Corporation		223,000	3,791,000

Containers & Packaging : 0.31%
Intertape Polymer Group Incorporated		169,100	3,187,535

Metals & Mining : 9.42%
Agnico-Eagle Mines Limited-U.S. Exchange Traded Shares		187,100	7,858,200
Carpenter Technology Corporation		119,200	4,311,464
NovaGold Resources Incorporated †		1,192,700	5,438,712
Randgold Resources Limited ADR		596,300	45,521,542
Royal Gold Incorporated		179,500	11,371,325
Sandstorm Gold Limited †		1,671,100	6,517,290
Silver Standard Resources Incorporated †		687,600	6,133,392
Steel Dynamics Incorporated		305,300	10,862,574
			98,014,499

Paper & Forest Products : 0.36%
Deltic Timber Corporation		48,400	3,730,188

Real Estate : 2.04%
Equity REITs : 2.04%
Potlatch Corporation		153,800	6,405,770
UMH Properties Incorporated		980,700	14,759,535
			21,165,305

Telecommunication Services : 2.43%
Diversified Telecommunication Services : 2.43%
Cincinnati Bell Incorporated †		1,132,200	25,304,670

Total Common Stocks (Cost $584,119,574)			981,108,242

Exchange-Traded Funds : 1.29%
SPDR S&P Regional Banking ETF		42,387	2,355,446
VanEck Vectors Gold Miners ETF		320,495	6,704,755
VanEck Vectors Junior Gold Miners ETF		137,370	4,334,024
Total Exchange-Traded Funds (Cost $13,602,172)			13,394,225

Expiration date
Warrants : 0.00%
Health Care : 0.00%
Health Care Equipment & Supplies : 0.00%
EnteroMedics Incorporated †(a)(i)	2-28-2018	48,280	0

4

Wells Fargo Small Cap Value Fund	Portfolio of investments — December 31, 2016 (unaudited)

Security name			Expiration date	Shares	Value
Health Care Equipment & Supplies (continued)
EnteroMedics Incorporated †(a)			3-27-2017	270,908	$0
Total Warrants (Cost $0)					0

		Yield
Short-Term Investments : 4.03%
Investment Companies : 4.03%
Wells Fargo Government Money Market Fund Select Class (l)(u)		0.43%		41,951,369	41,951,369

Total Short-Term Investments (Cost $41,951,369)					41,951,369

Total investments in securities (Cost $639,673,115)*	99.66%				1,036,453,836
Other assets and liabilities, net	0.34				3,498,705

Total net assets	100.00%				$1,039,952,541

†	Non-income-earning security
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(a)	The security is fair valued in accordance with procedures approved by the Board of Trustees.
(i)	Illiquid security
(u)	The rate represents the 7-day annualized yield at period end.
*	Cost for federal income tax purposes is $645,720,415 and unrealized gains (losses) consists of:

Gross unrealized gains	$433,813,076
Gross unrealized losses	(43,079,655)

Net unrealized gains	$390,733,421

Abbreviations:

ADR	American depositary receipt
ETF	Exchange-traded fund
REIT	Real estate investment trust
SPDR	Standard & Poor’s Depositary Receipts

5

Wells Fargo Small Cap Value Fund (the “Fund”)

Notes to Portfolio of investments – December 31, 2016 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team of Wells Fargo Funds Management, LLC.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Fund are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On December 31, 2016, such fair value pricing was not used in pricing foreign securities.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of December 31, 2016:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Consumer discretionary	$206,041,508	$1,344,600	$0	$207,386,108
Energy	88,245,057	5,311,053	0	93,556,110
Financials	213,969,752	0	0	213,969,752
Health care	68,826,298	0	0	68,826,298
Industrials	91,385,641	0	0	91,385,641
Information technology	147,630,799	3,160,337	0	150,791,136
Materials	105,535,687	3,187,535	0	108,723,222
Real estate	21,165,305	0	0	21,165,305
Telecommunication services	25,304,670	0	0	25,304,670
Exchange-traded funds	13,394,225	0	0	13,394,225
Short-term investments
Investment companies	41,951,369	0	0	41,951,369

Total assets	$1,023,450,311	$13,003,525	$0	$1,036,453,836

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At December 31, 2016, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Investments in affiliates

An affiliated investment is a company which is under common ownership or control of the Fund or which the Fund has ownership of at least 5% of the outstanding voting shares. The following is a summary of transactions for the long-term holdings of issuers that were affiliates of the Fund at the beginning of the period or the end of the period.

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period
Allied Healthcare Products Incorporated*	588,600	28,677	617,277	0	$0
Cavco Industries Incorporated	587,800	19,000	60,800	546,000	54,518,100
Century Casinos Incorporated	1,476,500	283,900	0	1,760,400	14,488,092
Medley Management Incorporated Class A	689,100	0	127,400	561,700	5,560,830
Skyline Corporation	626,200	188,400	4,100	810,500	12,530,330
Webco Industries Incorporated*	55,400	0	55,400	0	0

					$87,097,352

*	No longer an affiliate of the Fund at the end of the period.

Wells Fargo Special Small Cap Value Fund	Portfolio of investments — December 31, 2016 (unaudited)

Security name	Shares	Value
Common Stocks : 91.68%
Consumer Discretionary : 9.21%
Diversified Consumer Services : 0.24%
Liberty Tax Incorporated «	278,747	$3,735,210

Hotels, Restaurants & Leisure : 3.78%
Denny’s Corporation †	1,473,893	18,910,047
DineEquity Incorporated	236,145	18,183,165
Ruby Tuesday Incorporated †	881,300	2,846,599
The Wendy’s Company	1,477,200	19,971,744
		59,911,555

Household Durables : 1.59%
Dixie Group Incorporated †	659,635	2,374,686
Helen of Troy Limited †	269,800	22,784,610
		25,159,296

Leisure Products : 0.37%
Vista Outdoor Incorporated †	160,600	5,926,140

Media : 1.34%
A.H. Belo Corporation Class A (l)	1,223,440	7,768,844
Gannett Company Incorporated	561,121	5,448,485
New Media Investment Group Incorporated	504,343	8,064,445
		21,281,774

Specialty Retail : 1.42%
Christopher & Banks Corporation †	830,848	1,944,184
Guess? Incorporated	714,400	8,644,240
The Buckle Incorporated «	522,900	11,922,120
		22,510,544

Textiles, Apparel & Luxury Goods : 0.47%
Delta Apparel Incorporated †	361,400	7,491,822

Consumer Staples : 6.81%
Beverages : 0.63%
Cott Corporation	879,700	9,967,001

Food & Staples Retailing : 0.50%
SUPERVALU Incorporated †	1,689,823	7,891,473

Food Products : 3.69%
Lamb Weston Holdings Incorporated	295,900	11,199,815
Nomad Foods Limited †	1,436,500	13,747,305
Snyders Lance Incorporated	197,785	7,583,077
TreeHouse Foods Incorporated †	360,285	26,008,974
		58,539,171

Household Products : 1.99%
Central Garden & Pet Company †	425,590	14,082,773
Energizer Holdings Incorporated	158,800	7,084,068
HRG Group Incorporated †	670,000	10,425,200
		31,592,041

1

Portfolio of investments — December 31, 2016 (unaudited)	Wells Fargo Special Small Cap Value Fund

Security name	Shares	Value
Energy : 5.58%
Energy Equipment & Services : 2.93%
Atwood Oceanics Incorporated «	358,800	$4,711,044
CARBO Ceramics Incorporated «†	485,995	5,083,508
Oil States International Incorporated †	94,800	3,697,200
Patterson-UTI Energy Incorporated	551,500	14,846,380
Steel Excel Incorporated †(l)	637,009	9,669,797
Tetra Technologies Incorporated †	1,686,876	8,468,118
		46,476,047

Oil, Gas & Consumable Fuels : 2.65%
Carrizo Oil & Gas Incorporated †	96,500	3,604,275
Energen Corporation †	123,700	7,133,779
QEP Resources Incorporated †	410,900	7,564,669
Whiting Petroleum Corporation †	681,700	8,194,034
WPX Energy Incorporated †	1,064,768	15,513,670
		42,010,427

Financials : 17.85%
Banks : 7.95%
Associated Banc-Corp	807,900	19,955,130
First Citizens BancShares Corporation Class A	96,321	34,193,955
Hancock Holding Company	446,000	19,222,600
Renasant Corporation	123,069	5,195,973
TCF Financial Corporation	1,031,536	20,207,790
UMB Financial Corporation	352,863	27,212,795
		125,988,243

Capital Markets : 2.99%
Apollo Investment Corporation «	1,298,666	7,610,183
Artisan Partners Asset Management Incorporated Class A	463,101	13,777,255
New Mountain Finance Corporation	523,500	7,381,350
Westwood Holdings Group Incorporated	309,727	18,580,523
		47,349,311

Insurance : 6.17%
Allied World Assurance Company	234,600	12,600,366
Brown & Brown Incorporated	410,400	18,410,544
ProAssurance Corporation	356,900	20,057,780
RenaissanceRe Holdings Limited	80,800	11,006,576
Stewart Information Services Corporation	278,300	12,824,064
Validus Holdings Limited	416,600	22,917,166
		97,816,496

Mortgage REITs : 0.74%
Apollo Commercial Real Estate Finance Incorporated	707,537	11,759,265

Health Care : 6.60%
Health Care Equipment & Supplies : 3.86%
Analogic Corporation	334,080	27,711,936
Haemonetics Corporation †	319,100	12,827,820
Halyard Health Incorporated †	121,300	4,485,674
ICU Medical Incorporated †	24,255	3,573,974
Steris Corporation plc	186,700	12,581,713
		61,181,117

Health Care Providers & Services : 1.67%
Owens & Minor Incorporated	269,600	9,514,184

2

Wells Fargo Special Small Cap Value Fund	Portfolio of investments — December 31, 2016 (unaudited)

Security name	Shares	Value
Health Care Providers & Services (continued)
Patterson Companies Incorporated	413,100	$16,949,493
		26,463,677

Life Sciences Tools & Services : 0.49%
PAREXEL International Corporation †	119,000	7,820,680

Pharmaceuticals : 0.58%
Innoviva Incorporated «†	857,802	9,178,481

Industrials : 18.73%
Building Products : 2.52%
CSW Industrials Incorporated †	429,862	15,840,415
Simpson Manufacturing Company Incorporated	550,518	24,085,163
		39,925,578

Commercial Services & Supplies : 5.28%
ACCO Brands Corporation †	872,569	11,387,025
Brady Corporation Class A	212,874	7,993,419
Deluxe Corporation	260,100	18,625,761
Ennis Incorporated	1,118,419	19,404,570
LSC Communications Incorporated	281,198	8,345,957
Matthews International Corporation Class A	41,598	3,196,806
Viad Corporation	332,450	14,661,045
		83,614,583

Electrical Equipment : 1.07%
Atkore International Incorporated «†	293,492	7,017,394
EnerSys	127,900	9,988,990
		17,006,384

Machinery : 8.21%
Douglas Dynamics Incorporated	657,453	22,123,293
ESCO Technologies Incorporated	146,704	8,310,782
Franklin Electric Company Incorporated	625,474	24,330,939
Hillenbrand Incorporated	408,202	15,654,547
Kadant Incorporated	405,460	24,814,152
Mueller Industries Incorporated	871,749	34,835,090
		130,068,803

Professional Services : 1.65%
Korn/Ferry International	888,546	26,149,909

Information Technology : 11.60%
Communications Equipment : 1.39%
Aviat Networks Incorporated †	70,020	971,878
NETGEAR Incorporated †	215,602	11,717,969
NetScout Systems Incorporated †	297,300	9,364,950
		22,054,797

Electronic Equipment, Instruments & Components : 5.69%
AVX Corporation	705,600	11,028,528
Badger Meter Incorporated	282,800	10,449,460
Jabil Circuit Incorporated	215,500	5,100,885
Novanta Incorporated †	1,453,188	30,516,948
Orbotech Limited †	365,330	12,205,675
Vishay Intertechnology Incorporated	1,283,101	20,786,236
		90,087,732

3

Portfolio of investments — December 31, 2016 (unaudited)	Wells Fargo Special Small Cap Value Fund

Security name	Shares	Value
IT Services : 2.73%
Conduent Incorporated †	166,500	$2,480,850
DST Systems Incorporated	246,100	26,369,615
Sykes Enterprises Incorporated †	501,100	14,461,746
		43,312,211

Semiconductors & Semiconductor Equipment : 0.81%
DSP Group Incorporated †	464,315	6,059,311
Exar Corporation †	631,083	6,803,075
		12,862,386

Software : 0.82%
ACI Worldwide Incorporated †	306,052	5,554,844
Progress Software Corporation	231,006	7,376,022
		12,930,866

Technology Hardware, Storage & Peripherals : 0.16%
Imation Corporation †(l)	3,052,218	2,502,819

Materials : 10.55%
Chemicals : 4.51%
A. Schulman Incorporated	281,958	9,431,495
Innospec Incorporated	333,414	22,838,859
Quaker Chemical Corporation	171,690	21,966,019
Sensient Technologies Corporation	219,600	17,256,168
		71,492,541

Construction Materials : 1.90%
Eagle Materials Incorporated	306,600	30,209,298

Containers & Packaging : 1.29%
Silgan Holdings Incorporated	398,771	20,409,100

Metals & Mining : 0.82%
Compass Minerals International Incorporated «	142,500	11,164,875
Real Industry Incorporated †	295,700	1,803,770
		12,968,645

Paper & Forest Products : 2.03%
Neenah Paper Incorporated	168,924	14,392,325
Schweitzer-Mauduit International Incorporated	389,387	17,728,790
		32,121,115

Real Estate : 2.54%
Equity REITs : 2.54%
Gramercy Property Trust Incorporated	1,591,316	14,608,281
LaSalle Hotel Properties	644,300	19,631,821
Washington Real Estate Investment Trust	183,057	5,984,133
		40,224,235

Telecommunication Services : 0.42%
Diversified Telecommunication Services : 0.42%
Fairpoint Communications Incorporated †	357,500	6,685,250

Utilities : 1.79%
Electric Utilities : 1.79%
Empire District Electric Company	185,900	6,337,331

4

Wells Fargo Special Small Cap Value Fund	Portfolio of investments — December 31, 2016 (unaudited)

Security name				Shares	Value
Electric Utilities (continued)
Hawaiian Electric Industries Incorporated				663,700	$21,948,554
					28,285,885

Total Common Stocks (Cost $1,183,290,467)					1,452,961,908

Exchange-Traded Funds : 0.98%
iShares Russell Midcap Value Index ETF «				194,142	15,614,841

Total Exchange-Traded Funds (Cost $15,283,726)					15,614,841

			Expiration date
Warrants : 0.04%
Energy : 0.04%
Energy Equipment & Services : 0.04%
Tetra Technologies Incorporated †(a)			12-14-2021	320,638	577,148

Total Warrants (Cost $0)					577,148

		Yield
Short-Term Investments : 11.78%
Investment Companies : 11.78%
Securities Lending Cash Investment LLC (l)(r)(u)		0.82%		61,051,688	61,057,793
Wells Fargo Government Money Market Fund Select Class (l)(u)		0.43		125,631,611	125,631,611
Total Short-Term Investments (Cost $186,686,248)					186,689,404

Total investments in securities (Cost $1,385,260,441)*	104.48%				1,655,843,301
Other assets and liabilities, net	(4.48)				(70,993,599)

Total net assets	100.00%				$1,584,849,702

«	All or a portion of this security is on loan.
†	Non-income-earning security
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(a)	The security is fair valued in accordance with procedures approved by the Board of Trustees.
(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.
*	Cost for federal income tax purposes is $1,384,559,901 and unrealized gains (losses) consists of:

Gross unrealized gains	$323,857,789
Gross unrealized losses	(52,574,389)

Net unrealized gains	$271,283,400

Abbreviations:

ETF	Exchange-traded fund
LLC	Limited liability company
REIT	Real estate investment trust

5

Wells Fargo Special Small Cap Value Fund (the “Fund”)

Notes to Portfolio of investments – December 31, 2016 (unaudited)

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment vehicles that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of December 31, 2016:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Consumer discretionary	$146,016,341	$0	$0	$146,016,341
Consumer staples	107,989,686	0	0	107,989,686
Energy	88,486,474	0	0	88,486,474
Financials	282,913,315	0	0	282,913,315
Health care	104,643,955	0	0	104,643,955
Industrials	296,765,257	0	0	296,765,257
Information technology	183,750,811	0	0	183,750,811
Materials	167,200,699	0	0	167,200,699
Real estate	40,224,235	0	0	40,224,235
Telecommunication services	6,685,250	0	0	6,685,250
Utilities	28,285,885	0	0	28,285,885
Exchange-traded funds	15,614,841	0	0	15,614,841
Warrants
Energy	0	577,148	0	577,148
Short-term investments
Investment companies	125,631,611	0	0	125,631,611
Investments measured at net asset value*				61,057,793

Total assets	$1,594,208,360	$577,148	$0	$1,655,843,301

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as of practical expedient have not been categorized in the fair value hierarchy. The Fund’s investment in Securities Lending Cash Investments, LLC valued at $61,057,793 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At December 31, 2016, the Fund had no material transfers between Level 1 and Level 2. The Fund did not have any transfers into/out of Level 3.

Investments in affiliates

An affiliated investment is a company which is under common ownership or control of the Fund or which the Fund has ownership of at least 5% of the outstanding voting shares. The following is a summary of transactions for the long-term holdings of issuers that were affiliates of the Fund at the beginning of the period or the end of the period.

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period
A.H. Belo Corporation	939,929	283,511	0	1,223,440	$7,768,844
Imation Corporation	1,929,730	1,122,488	0	3,052,218	2,502,819
Steel Excel Incorporated	346,013	290,996	0	637,009	9,669,797

					$19,941,460

Wells Fargo Traditional Small Cap Growth Fund	Portfolio of investments — December 31, 2016 (unaudited)

Security name	Shares	Value
Common Stocks : 94.90%
Consumer Discretionary : 16.27%
Auto Components : 3.02%
Cooper-Standard Holdings Incorporated †	11,000	$1,137,180
Motorcar Parts of America Incorporated †	60,000	1,615,200
		2,752,380

Hotels, Restaurants & Leisure : 9.42%
BJ’s Restaurants Incorporated †	22,500	884,250
Boyd Gaming Corporation †	110,000	2,218,700
Cedar Fair Entertainment Company	35,000	2,247,000
ClubCorp Holdings Incorporated	115,000	1,650,250
Papa John’s International Incorporated	4,000	342,320
Sonic Corporation	15,000	397,650
Zoe’s Kitchen Incorporated «†	35,000	839,650
		8,579,820

Internet & Direct Marketing Retail : 2.20%
Shutterfly Incorporated †	40,000	2,007,200

Leisure Products : 1.63%
Nautilus Group Incorporated †	80,000	1,480,000

Consumer Staples : 1.39%
Food Products : 1.39%
Freshpet Incorporated «†	125,000	1,268,750

Energy : 0.68%
Energy Equipment & Services : 0.68%
Aspen Aerogels Incorporated †	150,000	619,500

Financials : 8.06%
Banks : 1.05%
Heartland Financial USA Incorporated	20,000	960,000

Consumer Finance : 1.40%
Green Dot Corporation Class A †	54,000	1,271,700

Insurance : 2.78%
Stewart Information Services Corporation	55,000	2,534,400

Thrifts & Mortgage Finance : 2.83%
Bofi Holding Incorporated «†	60,000	1,713,000
LendingTree Incorporated «†	8,500	861,475
		2,574,475

Health Care : 20.69%
Biotechnology : 4.72%
ACADIA Pharmaceuticals Incorporated «†	10,000	288,400
AMAG Pharmaceuticals Incorporated «†	37,000	1,287,600
Emergent BioSolutions Incorporated †	15,000	492,600
Ligand Pharmaceuticals Incorporated «†	12,000	1,219,320

1

Portfolio of investments — December 31, 2016 (unaudited)	Wells Fargo Traditional Small Cap Growth Fund

Security name	Shares	Value
Biotechnology (continued)
Repligen Corporation †	33,000	$1,017,060
		4,304,980

Health Care Equipment & Supplies : 4.08%
Globus Medical Incorporated †	30,000	744,300
Halyard Health Incorporated †	10,000	369,800
Inogen Incorporated †	16,000	1,074,720
NxStage Medical Incorporated †	20,000	524,200
Zeltiq Aesthetics Incorporated †	23,000	1,000,960
		3,713,980

Health Care Providers & Services : 5.54%
AMN Healthcare Services Incorporated †	50,000	1,922,500
Ensign Group Incorporated	46,800	1,039,428
Surgical Care Affiliates Incorporated †	45,000	2,082,150
		5,044,078

Health Care Technology : 1.63%
Medidata Solutions Incorporated †	30,000	1,490,100

Life Sciences Tools & Services : 2.51%
Charles River Laboratories International Incorporated †	30,000	2,285,700

Pharmaceuticals : 2.21%
Horizon Pharma plc †	35,000	566,300
Intersect ENT Incorporated †	70,000	847,000
TherapeuticsMD Incorporated «†	103,700	598,349
		2,011,649

Industrials : 16.14%
Air Freight & Logistics : 1.51%
Echo Global Logistics Incorporated †	55,000	1,377,750

Commercial Services & Supplies : 4.62%
Deluxe Corporation	27,000	1,933,470
Healthcare Services Group Incorporated	35,000	1,370,950
Mobile Mini Incorporated	30,000	907,500
		4,211,920

Electrical Equipment : 2.55%
Generac Holdings Incorporated †	57,000	2,322,180

Machinery : 2.78%
Franklin Electric Company Incorporated	50,000	1,945,000
Rexnord Corporation †	30,000	587,700
		2,532,700

Professional Services : 2.71%
WageWorks Incorporated †	34,020	2,466,450

Trading Companies & Distributors : 1.97%
H&E Equipment Services Incorporated	10,000	232,500
Siteone Landscape Supply Incorporated †	45,000	1,562,850
		1,795,350

2

Wells Fargo Traditional Small Cap Growth Fund	Portfolio of investments — December 31, 2016 (unaudited)

Security name	Shares	Value
Information Technology : 30.03%
Communications Equipment : 1.91%
NETGEAR Incorporated †	32,000	$1,739,200

Electronic Equipment, Instruments & Components : 5.08%
II-VI Incorporated †	25,000	741,250
Littelfuse Incorporated	12,000	1,821,240
Methode Electronics Incorporated	50,000	2,067,500
		4,629,990

Internet Software & Services : 3.80%
Cimpress NV «†	17,000	1,557,370
LogMeIn Incorporated	10,000	965,500
The Trade Desk Incorporated «†	34,000	940,780
		3,463,650

IT Services : 6.15%
Blackhawk Network Incorporated †	63,000	2,373,525
Euronet Worldwide Incorporated †	40,000	2,897,200
WEX Incorporated †	3,000	334,800
		5,605,525

Semiconductors & Semiconductor Equipment : 5.18%
Advanced Energy Industries Incorporated †	10,000	547,500
Integrated Device Technology Incorporated †	65,000	1,531,400
Monolithic Power Systems Incorporated	16,000	1,310,880
Tessera Holding Corporation	30,000	1,326,000
		4,715,780

Software : 7.91%
Bottomline Technologies (de) Incorporated †	30,000	750,600
Ellie Mae Incorporated †	18,000	1,506,240
Guidewire Software Incorporated †	12,000	591,960
PTC Incorporated †	30,000	1,388,100
Rapid7 Incorporated «†	110,000	1,338,700
Silver Spring Networks Incorporated †	90,000	1,197,900
Ultimate Software Group Incorporated †	2,374	432,899
		7,206,399

Materials : 1.64%
Construction Materials : 1.32%
Summit Materials Incorporated Class A †	50,752	1,207,385

Metals & Mining : 0.32%
Carpenter Technology Corporation	8,000	289,360

Total Common Stocks (Cost $77,841,684)		86,462,351

Exchange-Traded Funds : 1.95%
SPDR S&P Biotech ETF «	30,000	1,775,700

Total Exchange-Traded Funds (Cost $2,009,741)		1,775,700

3

Portfolio of investments — December 31, 2016 (unaudited)	Wells Fargo Traditional Small Cap Growth Fund

Security name		Yield	Shares	Value
Short-Term Investments : 16.57%
Investment Companies : 16.57%
Securities Lending Cash Investment LLC (l)(r)(u)		0.83%	11,774,362	$11,775,539
Wells Fargo Government Money Market Fund Select Class (l)(u)		0.43	3,316,788	3,316,788
Total Short-Term Investments (Cost $15,091,472)				15,092,327

Total investments in securities (Cost $94,942,897)*	113.42%			103,330,378
Other assets and liabilities, net	(13.42)			(12,225,353)

Total net assets	100.00%			$91,105,025

†	Non-income-earning security
«	All or a portion of this security is on loan.
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.
*	Cost for federal income tax purposes is $95,160,132 and unrealized gains (losses) consists of:

Gross unrealized gains	$12,049,503
Gross unrealized losses	(3,879,257)

Net unrealized gains	$8,170,246

Abbreviations:
ETF	Exchange-traded fund
LLC	Limited liability company
plc	Public limited company
SPDR	Standard & Poor’s Depositary Receipts

4

Wells Fargo Traditional Small Cap Growth Fund (the “Fund”)

Notes to Portfolio of investments – December 31, 2016 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment vehicles that are redeemable at net asset value are fair valued at net asset value when available.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of December 31, 2016:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Consumer discretionary	$14,819,400	$0	$0	$14,819,400
Consumer staples	1,268,750	0	0	1,268,750
Energy	619,500	0	0	619,500
Financials	7,340,575	0	0	7,340,575
Health care	18,850,487	0	0	18,850,487
Industrials	14,706,350	0	0	14,706,350
Information technology	27,360,544	0	0	27,360,544
Materials	1,496,745	0	0	1,496,745
Exchange-traded funds	1,775,700	0	0	1,775,700
Short-term investments
Investment companies	3,316,788	0	0	3,316,788
Investments measured at net asset value*				11,775,539

Total assets	$91,554,839	$0	$0	$103,330,378

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The Fund’s investment in Securities Lending Cash Investments, LLC valued at $11,775,539 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At December 31, 2016, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Precious Metals Fund	Portfolio of investments — December 31, 2016 (unaudited)

Security name	Shares	Value
Common Stocks : 93.38%
Australia : 3.55%
Newcrest Mining Limited (Materials, Metals & Mining)	888,440	$12,983,143

Canada : 59.86%
Agnico-Eagle Mines Limited (Materials, Metals & Mining)	266,370	11,199,186
Agnico-Eagle Mines Limited-Legend Shares (Materials, Metals & Mining)	35,000	1,470,000
Agnico-Eagle Mines Limited-U.S. Exchange Traded Shares (Materials, Metals & Mining)	410,164	17,226,888
Alamos Gold Incorporated Class A (Materials, Metals & Mining)	1,438,980	9,924,370
B2Gold Corporation (Materials, Metals & Mining)†	6,390,000	15,181,991
Barrick Gold Corporation (Materials, Metals & Mining)	1,084,083	17,323,646
Centerra Gold Incorporated (Materials, Metals & Mining)144A	350,000	1,639,668
Detour Gold Corporation (Materials, Metals & Mining)†	721,057	9,822,465
Detour Gold Corporation (Materials, Metals & Mining) †144A	525,000	7,151,715
Detour Gold Corporation-Legend Shares (Materials, Metals & Mining)	90,000	1,226,008
Eldorado Gold Corporation (Materials, Metals & Mining)†	2,526,044	8,127,591
Exeter Resource Corporation-Legend Shares (Materials, Metals & Mining)	585,000	440,063
Franco-Nevada Corporation (Materials, Metals & Mining)144A	142,948	8,547,176
Franco-Nevada Corporation (Materials, Metals & Mining)	72,000	4,305,039
Goldcorp Incorporated (Materials, Metals & Mining)	547,254	7,450,790
Goldcorp Incorporated-U.S. Exchange Traded Shares (Materials, Metals & Mining)	446,694	6,075,038
Kinross Gold Corporation (Materials, Metals & Mining)†	4,550,553	14,200,884
Mag Silver Corporation (Materials, Metals & Mining)†	790,000	8,696,384
Mag Silver Corporation-Legend Shares (Materials, Metals & Mining)	100,000	1,100,808
Oceanagold Corporation (Materials, Metals & Mining)	1,250,000	3,640,189
Osisko Gold Royalties Limited (Materials, Metals & Mining)	306,700	2,990,134
Platinum Group Metals Limited-Legend Shares (Materials, Metals & Mining)†	80,000	115,592
Semafo Incorporated (Materials, Metals & Mining)†	4,060,400	13,366,825
Silver Wheaton Corporation (Materials, Metals & Mining)	12,950	250,194
Silver Wheaton Corporation-U.S. Exchange Traded Shares (Materials, Metals & Mining)	705,000	13,620,600
Tahoe Resources Incorporated (Materials, Metals & Mining)	1,644,820	15,496,945
Tahoe Resources Incorporated-Legend Shares (Materials, Metals & Mining)	280,000	2,638,067
Torex Gold Resources Incorporated (Materials, Metals & Mining)†	460,000	7,122,780
Torex Gold Resources Incorporated (Materials, Metals & Mining) †144A(i)	266,250	4,122,696
Torex Gold Resources Incorporated-Legend Shares (Materials, Metals & Mining)†(i)	185,000	2,864,596
Yamana Gold Incorporated (Materials, Metals & Mining)	602,731	1,692,395
		219,030,723

Peru : 0.32%
Compania de Minas Buenaventura SA ADR (Materials, Metals & Mining)†	104,644	1,180,384

South Africa : 3.38%
AngloGold Ashanti Limited ADR (Materials, Metals & Mining)†	1,175,591	12,355,461

United Kingdom : 13.65%
Fresnillo plc (Materials, Metals & Mining)	855,000	12,865,699
Hochschild Mining plc (Materials, Metals & Mining)	1,186,470	3,092,564
Randgold Resources Limited ADR (Materials, Metals & Mining)	445,000	33,971,300
		49,929,563

United States : 12.62%
Newmont Mining Corporation (Materials, Metals & Mining)	835,455	28,463,952
Royal Gold Incorporated (Materials, Metals & Mining)	279,436	17,702,271
		46,166,223

Total Common Stocks (Cost $284,942,216)		341,645,497

1

Portfolio of investments — December 31, 2016 (unaudited)	Wells Fargo Precious Metals Fund

Security name			Troy ounces	Value
Commodities : 4.43%
Gold Bullion†**			7,784	$16,210,178

Total Commodities (Cost $8,521,996)				16,210,178

		Yield	Shares
Short-Term Investments : 2.40%
Investment Companies : 2.40%
Wells Fargo Government Money Market Fund Select Class (l)(u)		0.43%	8,784,761	8,784,761

Total Short-Term Investments (Cost $8,784,761)				8,784,761

Total investments in securities (Cost $302,248,973)*	100.21%			366,640,436
Other assets and liabilities, net	(0.21)			(764,623)

Total net assets	100.00%			$365,875,813

†	Non-income-earning security
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
(i)	Illiquid security
**	Represents an investment held in Wells Fargo Special Investments (Cayman) SPC, the consolidated entity.
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.
*	Cost for federal income tax purposes is $319,322,411 and unrealized gains (losses) consists of:

Gross unrealized gains	$102,842,333
Gross unrealized losses	(55,524,308)

Net unrealized gains	$47,318,025

Abbreviations:
ADR	American depositary receipt
plc	Public limited company

2

Wells Fargo Precious Metals Fund (the “Fund”)

Notes to Portfolio of investments – December 31, 2016 (unaudited)

Investment in subsidiary

The Fund invests in precious metals and minerals through Wells Fargo Special Investments (Cayman) SPC (the “Subsidiary”), a wholly owned subsidiary incorporated on May 3, 2005 under the laws of the Cayman Islands as an exempted segregated portfolio company with limited liability. As of December 31, 2016, the Subsidiary held $16,210,178 in gold bullion representing 100.12% of its net assets. The Fund is the sole shareholder of the Subsidiary. As of December 31, 2016, the Fund held $16,191,398 in the Subsidiary, representing 4.43% of the Fund’s net assets. The Consolidated Portfolio of Investments includes positions of the Fund and the Subsidiary.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Investments in commodities are valued at their last traded price.

The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team of Wells Fargo Funds Management, LLC.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Fund are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On December 31, 2016, such fair value pricing was not used in pricing foreign securities.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of December 31, 2016:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Australia	$12,983,143	$0	$0	$12,983,143
Canada	187,714,334	31,316,389	0	219,030,723
Peru	1,180,384	0	0	1,180,384
South Africa	12,355,461	0	0	12,355,461
United Kingdom	49,929,563	0	0	49,929,563
United States	46,166,223	0	0	46,166,223
Commodities	16,210,178	0	0	16,210,178
Short-term investments
Investment companies	8,784,761	0	0	8,784,761

Total assets	$335,324,047	$31,316,389	$0	$366,640,436

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At December 31, 2016, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Specialized Technology Fund	Portfolio of investments — December 31, 2016 (unaudited)

Security name	Shares	Value
Common Stocks : 98.71%
Consumer Discretionary : 10.68%
Household Durables : 2.13%
Garmin Limited «	134,556	$6,524,620

Internet & Direct Marketing Retail : 8.55%
Amazon.com Incorporated †	26,027	19,516,866
Netflix Incorporated †	11,797	1,460,469
The Priceline Group Incorporated †	3,527	5,170,794
		26,148,129

Information Technology : 88.03%
Communications Equipment : 4.49%
Cisco Systems Incorporated	366,423	11,073,303
Juniper Networks Incorporated	94,560	2,672,266
		13,745,569

Electronic Equipment, Instruments & Components : 2.97%
CDW Corporation of Delaware	68,853	3,586,553
Cognex Corporation	11,230	714,453
Corning Incorporated	190,560	4,624,891
Tech Data Corporation †	1,960	165,973
		9,091,870

Internet Software & Services : 12.27%
Alibaba Group Holding Limited ADR †	3,800	333,678
Alphabet Incorporated Class A †	14,935	11,835,241
Alphabet Incorporated Class C †	15,300	11,808,846
Facebook Incorporated Class A †	106,684	12,273,994
GoDaddy Incorporated Class A †	9,390	328,181
NetEase Incorporated ADR	2,913	627,285
Tencent Holdings Limited	13,500	330,253
		37,537,478
IT Services : 14.69%
Automatic Data Processing Incorporated	35,091	3,606,653
Booz Allen Hamilton Holding Corporation	33,905	1,222,953
Cognizant Technology Solutions Corporation Class A †	20,463	1,146,542
Computer Sciences Corporation	85,186	5,061,752
CSRA Incorporated	88,668	2,823,189
Fidelity National Information Services Incorporated	82,095	6,209,666
First Data Corporation Class A †	21,015	298,203
Fiserv Incorporated †	25,835	2,745,744
Global Payments Incorporated	40,050	2,779,871
MasterCard Incorporated Class A	55,465	5,726,761
Paychex Incorporated	30,630	1,864,754
Square Incorporated Class A †	226,560	3,088,013
Total System Services Incorporated	46,975	2,303,184
Vantiv Incorporated Class A †	59,865	3,569,151
Visa Incorporated Class A	32,139	2,507,485
		44,953,921
Semiconductors & Semiconductor Equipment : 19.84%
Applied Materials Incorporated	297,910	9,613,556
Broadcom Limited	46,956	8,300,412
Cypress Semiconductor Corporation	377,260	4,315,854
Infineon Technologies AG	197,837	3,438,260
KLA-Tencor Corporation	25,500	2,006,340
Lam Research Corporation	43,588	4,608,559
Marvell Technology Group Limited	212,060	2,941,272

1

Portfolio of investments — December 31, 2016 (unaudited)	Wells Fargo Specialized Technology Fund

Security name			Shares	Value
Semiconductors & Semiconductor Equipment (continued)
Maxim Integrated Products Incorporated			25,710	$991,635
Microchip Technology Incorporated			89,498	5,741,297
Micron Technology Incorporated †			488,865	10,715,921
NVIDIA Corporation			17,715	1,890,899
NXP Semiconductors NV †			12,770	1,251,588
QUALCOMM Incorporated			9,468	617,314
Skyworks Solutions Incorporated			4,167	311,108
Texas Instruments Incorporated			32,340	2,359,850
Tokyo Electron Limited			17,200	1,625,446
				60,729,311
Software : 21.42%
Activision Blizzard Incorporated			4,243	153,215
Adobe Systems Incorporated †			68,402	7,041,986
CyberArk Software Limited †			17,605	801,028
Dell Technologies Incorporated Class V †			676	37,160
Electronic Arts Incorporated †			76,979	6,062,866
Fortinet Incorporated †			34,115	1,027,544
Imperva Incorporated †			15,518	595,891
Intuit Incorporated			71,930	8,243,897
Microsoft Corporation			327,345	20,341,218
Paycom Software Incorporated «†			128,215	5,832,500
Proofpoint Incorporated †			74,832	5,286,881
Salesforce.com Incorporated †			30,375	2,079,473
ServiceNow Incorporated †			86,575	6,435,986
Tableau Software Incorporated Class A †			21,370	900,746
Zendesk Incorporated †			34,460	730,552
				65,570,943
Technology Hardware, Storage & Peripherals : 12.35%
Apple Incorporated			116,348	13,475,423
Hewlett Packard Enterprise Company			269,610	6,238,775
HP Incorporated			203,550	3,020,682
NetApp Incorporated			144,090	5,082,054
Samsung Electronics Company Limited			2,804	4,183,481
Western Digital Corporation			85,220	5,790,699
				37,791,114
Total Common Stocks (Cost $235,087,039)				302,092,955

		Yield
Short-Term Investments : 4.45%
Investment Companies : 4.45%
Securities Lending Cash Investment LLC (l)(r)(u)		0.82%	11,833,867	11,835,050
Wells Fargo Government Money Market Fund Select Class (l)(u)		0.43	1,784,936	1,784,936
Total Short-Term Investments (Cost $13,619,986)				13,619,986
Total investments in securities (Cost $248,707,025)*	103.16%			315,712,941
Other assets and liabilities, net	(3.16)			(9,658,085)

Total net assets	100.00%			$306,054,856

«	All or a portion of this security is on loan.
†	Non-income-earning security
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.

2

Wells Fargo Specialized Technology Fund	Portfolio of investments — December 31, 2016 (unaudited)

*	Cost for federal income tax purposes is $251,084,285 and unrealized gains (losses) consists of:

Gross unrealized gains	$68,684,325
Gross unrealized losses	(4,055,669)

Net unrealized gains	$64,628,656

Abbreviations:

ADR	American depositary receipt
LLC	Limited liability company

3

Wells Fargo Specialized Technology Fund (the “Fund”)

Notes to Portfolio of investments – December 31, 2016 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”).

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Fund are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On December 31, 2016, such fair value pricing was not used in pricing foreign securities.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment vehicles that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of December 31, 2016:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Consumer discretionary	$32,672,749	$0	$0	$32,672,749
Information technology	269,420,206	0	0	269,420,206
Short-term investments
Investment companies	1,784,936	0	0	1,784,936
Investments measured at net asset value*				11,835,050

Total assets	$303,877,891	$0	$0	$315,712,941

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The Fund’s investment in Securities Lending Cash Investments, LLC valued at $11,835,050 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At December 31, 2016, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Utility and Telecommunications Fund	Portfolio of investments — December 31, 2016 (unaudited)

Security name	Shares	Value
Common Stocks : 95.33%
Consumer Discretionary : 4.10%
Media : 4.10%
Comcast Corporation Class A	225,100	$15,543,155

Energy : 1.01%
Oil, Gas & Consumable Fuels : 1.01%
EQT Corporation	58,600	3,832,440

Industrials : 0.30%
Machinery : 0.30%
MFRI Incorporated †	141,500	1,146,150

Information Technology : 7.74%
IT Services : 7.74%
MasterCard Incorporated Class A	80,000	8,260,000
Visa Incorporated Class A	270,000	21,065,400
		29,325,400

Real Estate : 4.94%
Equity REITs : 4.94%
Chatham Lodging Trust	650,000	13,357,500
Global Medical REIT Incorporated «	100,000	892,000
Preferred Apartment Communities Incorporated Series A	300,000	4,473,000
		18,722,500

Telecommunication Services : 6.70%
Diversified Telecommunication Services : 3.10%
AT&T Incorporated	150,000	6,379,500
Verizon Communications Incorporated	100,000	5,338,000
		11,717,500

Wireless Telecommunication Services : 3.60%
Shenandoah Telecommunications Company	500,000	13,650,000

Utilities : 70.54%
Electric Utilities : 39.46%
ALLETE Incorporated	10,000	641,900
Alliant Energy Corporation	580,000	21,976,200
American Electric Power Company Incorporated	175,000	11,018,000
Edison International	325,000	23,396,750
Eversource Energy	425,000	23,472,750
Great Plains Energy Incorporated	210,000	5,743,500
Hydro One Limited 144A	100,000	1,756,228
IDACORP Incorporated	75,000	6,041,250
NextEra Energy Incorporated	200,000	23,892,000
PNM Resources Incorporated	600,000	20,580,000
Spark Energy Incorporated Class A (l)	364,503	11,044,441
		149,563,019

Gas Utilities : 3.54%
Italgas SpA †	100,000	393,481
Snam SpA	500,000	2,060,037

1

Portfolio of investments — December 31, 2016 (unaudited)	Wells Fargo Utility and Telecommunications Fund

Security name			Shares	Value
Gas Utilities (continued)
South Jersey Industries Incorporated			325,000	$10,949,250
				13,402,768

Independent Power & Renewable Electricity Producers : 1.09%
Dynegy Incorporated			66,500	4,132,310

Multi-Utilities : 22.63%
CenterPoint Energy Incorporated			250,000	6,160,000
CMS Energy Corporation			600,000	24,972,000
Dominion Resources Incorporated			260,000	19,913,400
Northwestern Corporation			102,411	5,824,114
Public Service Enterprise Group Incorporated			200,000	8,776,000
Sempra Energy			200,000	20,128,000
				85,773,514

Water Utilities : 3.82%
American Water Works Company Incorporated			200,000	14,472,000

Total Common Stocks (Cost $188,214,763)				361,280,756

	Interest rate	Maturity date	Principal
Convertible Debentures : 0.00%
Energy : 0.00%
Oil, Gas & Consumable Fuels : 0.00%
Energy & Exploration Partners Incorporated (i)(s)	8.00%	7-1-2019	$5,000,000	5,000

Total Convertible Debentures (Cost $5,000,000)				5,000

			Shares
Exchange-Traded Funds : 0.13%
Recon Capital NASDAQ 100 Covered Call ETF			21,500	480,525

Total Exchange-Traded Funds (Cost $512,990)				480,525

	Dividend yield
Preferred Stocks : 4.32%
Real Estate : 1.30%
Equity REITs : 1.30%
Ashford Hospitality Prime Incorporated ±	4.51		11,100	240,402
Wheeler REIT Incorporated ±	2.59		200,000	4,700,000
				4,940,402

Utilities : 3.02%
Electric Utilities : 2.76%
Southern Company ±	6.10		400,000	10,440,000

Multi-Utilities : 0.26%
DTE Energy Company ±	3.05		44,173	995,659

Total Preferred Stocks (Cost $16,969,480)				16,376,061

2

Wells Fargo Utility and Telecommunications Fund	Portfolio of investments — December 31, 2016 (unaudited)

Security name			Expiration date	Shares	Value
Warrants : 0.00%
Energy : 0.00%
Oil, Gas & Consumable Fuels : 0.00%
Kinder Morgan Incorporated †			5-27-2017	496,000	$2,728

Total Warrants (Cost $553,300)					2,728

		Yield
Short-Term Investments : 0.38%
Investment Companies : 0.38%
Securities Lending Cash Investment LLC (l)(r)(u)		0.83%		666,905	666,971
Wells Fargo Government Money Market Fund Select Class (l)(u)		0.43		770,870	770,870
Total Short-Term Investments (Cost $1,437,775)					1,437,841

Total investments in securities (Cost $212,688,308)*	100.16%				379,582,911
Other assets and liabilities, net	(0.16)				(588,418)

Total net assets	100.00%				$378,994,493

†	Non-income-earning security
«	All or a portion of this security is on loan.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(i)	Illiquid security
(s)	The security is currently in default with regards to scheduled interest and/or principal payments. The Fund has stopped accruing interest on the security.
±	Variable rate investment. The rate shown is the rate in effect at period end.
(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.
*	Cost for federal income tax purposes is $212,725,981 and unrealized gains (losses) consists of:

Gross unrealized gains	$177,596,298
Gross unrealized losses	(10,739,368)

Net unrealized gains	$166,856,930

Abbreviations:

ETF	Exchange-traded fund
LLC	Limited liability company
REIT	Real estate investment trust

3

Wells Fargo Utility and Telecommunications Fund (the “Fund”)

Notes to Portfolio of investments – December 31, 2016 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”).

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Fund are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On December 31, 2016, such fair value pricing was not used in pricing foreign securities.

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment vehicles that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of December 31, 2016:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total

Assets
Investments in :
Common stocks
Consumer discretionary	$15,543,155	$0	$0	$15,543,155
Energy	3,832,440	0	0	3,832,440
Industrials	1,146,150	0	0	1,146,150
Information technology	29,325,400	0	0	29,325,400
Real estate	18,722,500	0	0	18,722,500
Telecommunication services	25,367,500	0	0	25,367,500
Utilities	267,343,611	0	0	267,343,611
Convertible debentures	0	5,000	0	5,000
Exchange-traded funds	480,525	0	0	480,525
Preferred stocks
Real estate	240,402	4,700,000	0	4,940,402
Utilities	11,435,659	0	0	11,435,659
Warrants
Energy	0	2,728	0	2,728
Short-term investments
Investment companies	770,870	0	0	770,870
Investments measured at net asset value*				666,971

Total assets	$374,208,212	$4,707,728	$0	$379,582,911

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The Fund’s investment in Securities Lending Cash Investments, LLC valued at $666,971 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At December 31, 2016, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Investments in affiliates

An affiliated investment is a company which is under common ownership or control of the Fund or which the Fund has ownership of at least 5% of the outstanding voting shares. The following is a summary of transactions for the long-term holdings of issuers that were affiliates of the Fund at the beginning of the period or the end of the period.

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period
Spark Energy Incorporated Class A	281,837	82,666	0	364,503	$11,044,441

ITEM 2. CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Wells Fargo Funds Trust (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the Trust’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Wells Fargo Funds Trust

By:	/s/ Andrew Owen
Andrew Owen
President

Date: February 23, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the date indicated.

Wells Fargo Funds Trust

By:	/s/ Andrew Owen
Andrew Owen
President

Date: February 23, 2017

By:	/s/ Nancy Wiser
Nancy Wiser
Treasurer

Date: February 23, 2017

By:	/s/ Jeremy DePalma
Jeremy DePalma
Treasurer

Date: February 23, 2017